                                                    Registration Nos. 333-103361
                                                                      811-08561

       As filed With the Securities and Exchange Commission on May 2, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

        Pre-Effective Amendment No.  [ ]

        Post-Effective Amendment No. [4]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

        Amendment No.                [40]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

        [X] on May 2, 2005 pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PLATINUM INVESTOR(R) II

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (the "Policies") issued by American General Life Insurance Company ("AGL") through its Separate Account VL-R

                            This Prospectus is dated
                                   May 2, 2005

This prospectus describes Platinum Investor II flexible premium variable life insurance Policies issued by AGL. If there are any differences between this prospectus and your Policy, the provisions of your Policy will control. Platinum Investor II Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. During the lifetime of the insured person you may designate or change the beneficiary to whom Platinum Investor II pays the death benefit upon the insured person's death. Your choose one of two death benefit options.

For information on how to contact AGL, please see "Contact Information" on page
5.

The Index of Special Words and Phrases on page 52 will refer you to pages that contain more about many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy, except where the fixed account is specifically mentioned. Please read this prospectus carefully and keep it for future reference.

The AGL declared fixed interest account ("Fixed Account") is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the Platinum Investor II variable investment options. Currently, the Platinum Investor II variable investment options each purchase shares of a corresponding Fund of:

..    AIM Variable Insurance Funds ("AIM V.I.")
..    The Alger American Fund ("Alger American")
..    American Century Variable Portfolios, Inc. ("American Century VP")
..    Credit Suisse Trust ("Credit Suisse Trust")
..    Dreyfus Investment Portfolios ("Dreyfus IP")
..    Dreyfus Variable Investment Fund ("Dreyfus VIF")
..    Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
..    Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
     VIP")
..    Janus Aspen Series ("Janus Aspen")
..    J.P. Morgan Series Trust II ("JPMorgan ST II")
..    MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT")
..    Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")
..    Oppenheimer Variable Account Funds ("Oppenheimer")
..    PIMCO Variable Insurance Trust ("PIMCO VIT")
..    Putnam Variable Trust ("Putnam VT")
..    SunAmerica Series Trust ("SunAmerica ST")
..    The Universal Institutional Funds, Inc. ("UIF")
..    VALIC Company I ("VALIC Co. I")
..    Van Kampen Life Investment Trust ("Van Kampen LIT")
..    Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 19 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

There is no guaranteed cash surrender value for amounts allocated to the variable investment options.

If the net cash surrender value (the cash surrender value reduced by any loan balance) is insufficient to cover the charges due under the Policy, the Policy may terminate without value.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance Policy. You may wish to consult with your insurance representative or financial adviser.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

POLICY BENEFITS/RISKS SUMMARY .............................................    6
POLICY BENEFITS ...........................................................    6
   Death Benefit ..........................................................    6
      Death Benefit Proceeds ..............................................    6
      Death Benefit Option 1 and Option 2 .................................    6
   Full Surrenders, Partial Surrenders, Transfers, and Policy Loans .......    7
      Full Surrenders .....................................................    7
      Partial Surrenders ..................................................    7
      Transfers ...........................................................    7
      Policy Loans ........................................................    7
   Premiums ...............................................................    7
      Flexibility of Premiums .............................................    7
      Free Look ...........................................................    8
   The Policy .............................................................    8
      Ownership Rights ....................................................    8
      Separate Account ....................................................    8
      Fixed Account .......................................................    8
      Accumulation Value ..................................................    8
      Payment Options .....................................................    8
      Tax Benefits ........................................................    8
   Supplemental Benefits and Riders .......................................    9
POLICY RISKS ..............................................................    9
   Investment Risk ........................................................    9
   Risk of Lapse ..........................................................    9
   Tax Risks ..............................................................    9
   Partial Surrender and Full Surrender Risks .............................   10
   Policy Loan Risks ......................................................   10
PORTFOLIO RISKS ...........................................................   10
TABLES OF CHARGES .........................................................   11
GENERAL INFORMATION .......................................................   17
   American General Life Insurance Company ................................   17
   Separate Account VL-R ..................................................   17
   Additional Information .................................................   17
   Communication with AGL .................................................   17
      Administrative Center ...............................................   18
      E-Delivery, E-Service, telephone transactions and
         written transactions .............................................   18
         E-Delivery .......................................................   18
         E-Service ........................................................   18
         Telephone transactions and written transactions ..................   18
      Telephone transactions ..............................................   19
   Variable Investment Options ............................................   19
   Voting Privileges ......................................................   22
   Fixed Account ..........................................................   22
      Our general account .................................................   22
      How we declare interest .............................................   23
   Illustrations ..........................................................   23
POLICY FEATURES ...........................................................   23
   Age ....................................................................   23
   Death Benefits .........................................................   23
      Your specified amount of insurance ..................................   23
      Your death benefit ..................................................   24

      Required minimum death benefit ......................................   24
   Premium Payments .......................................................   25
      Premium payments ....................................................   25
      Limits on premium payments ..........................................   25
      Checks ..............................................................   25
      Planned periodic premiums ...........................................   25
      Free look period ....................................................   25
   Changing Your Investment Option Allocations ............................   26
      Future premium payments .............................................   26
      Transfers of existing accumulation value ............................   26
      Dollar cost averaging ...............................................   26
      Automatic rebalancing ...............................................   26
      Market timing .......................................................   27
      Fund-rejected transfers .............................................   27
   Changing the Specified Amount of Insurance .............................   27
      Increase in coverage ................................................   27
      Decrease in coverage ................................................   28
   Changing Death Benefit Options .........................................   28
      Change of death benefit option ......................................   28
      Tax consequences of changes in insurance coverage ...................   28
   Effective Date of Policy and Related Transactions ......................   28
      Valuation dates, times, and periods .................................   28
      Fund pricing ........................................................   29
      Date of receipt .....................................................   29
      Commencement of insurance coverage ..................................   29
      Date of issue; Policy months and years ..............................   29
      Monthly deduction days ..............................................   29
      Commencement of investment performance ..............................   29
      Effective date of other premium payments and
         requests that you make ...........................................   30
   Reports to Policy Owners ...............................................   30
ADDITIONAL BENEFIT RIDERS .................................................   30
   Riders .................................................................   30
      Accidental Death Benefit Rider ......................................   31
      Automatic Increase Rider ............................................   31
      Children's Insurance Benefit Rider ..................................   31
      Maturity Extension Rider ............................................   31
      Return of Premium Death Benefit Rider ...............................   32
      Spouse Term Rider ...................................................   33
      Terminal Illness Rider ..............................................   33
      Waiver of Monthly Deduction Rider ...................................   33
   Tax Consequences of Additional Rider Benefits ..........................   34
POLICY TRANSACTIONS .......................................................   34
   E-Delivery, E-Service, Telephone Transactions and Written
      Transactions ........................................................   34
   Withdrawing Policy Investments .........................................   34
      Full surrender ......................................................   34
      Partial surrender ...................................................   34
      Exchange of Policy in certain states ................................   34
      Policy loans ........................................................   34
      Preferred loan interest rate ........................................   35
      Maturity of your Policy .............................................   35
      Tax considerations ..................................................   36
POLICY PAYMENTS ...........................................................   36
   Payment Options ........................................................   36

      Change of payment option ............................................   36
      Tax impact ..........................................................   36
   The Beneficiary ........................................................   36
   Assignment of a Policy .................................................   37
   Payment of Proceeds ....................................................   37
      General .............................................................   37
      Delay of Fixed Account proceeds .....................................   37
      Delay for check clearance ...........................................   37
      Delay of Separate Account VL-R proceeds .............................   37
      Delay to challenge coverage .........................................   38
      Delay required under applicable law .................................   38
ADDITIONAL RIGHTS THAT WE HAVE ............................................   38
      Underwriting and premium classes ....................................   39
      Change of tobacco use ...............................................   39
      Policies purchased through "internal rollovers" .....................   39
      State law requirements ..............................................   39
CHARGES UNDER THE POLICY ..................................................   40
      Premium tax charge ..................................................   40
      Tax charge back .....................................................   40
      Premium expense charge ..............................................   40
      Daily charge (mortality and expense risk fee) .......................   40
      Flat monthly charge .................................................   40
      Monthly insurance charge ............................................   40
      Monthly charges for additional benefit riders .......................   41
      Additional monthly charge for the Policies during
         the first two years ..............................................   41
      Partial surrender processing fee ....................................   42
      Illustrations .......................................................   42
      Policy loans ........................................................   42
      Charge for taxes ....................................................   42
      Allocation of charges ...............................................   42
   More About Policy Charges ..............................................   42
      Purpose of our charges ..............................................   42
ACCUMULATION VALUE ........................................................   43
      Your accumulation value .............................................   43
      Your investment options .............................................   43
POLICY LAPSE AND REINSTATEMENT ............................................   44
FEDERAL TAX CONSIDERATIONS ................................................   44
   Tax Effects ............................................................   44
      General .............................................................   45
      Testing for modified endowment contract status ......................   45
      Other effects of Policy changes .....................................   46
      Rider benefits ......................................................   46
      Taxation of pre-death distributions if your Policy is
         not a modified endowment contract ................................   46
      Taxation of pre-death distributions if your Policy is a
         modified endowment contract ......................................   46
      Policy lapses and reinstatements ....................................   47
      Diversification and investor control ................................   47
      Estate and generation skipping taxes ................................   48
      Life insurance in split dollar arrangements .........................   48
      Pension and profit-sharing plans ....................................   49
      Other employee benefit programs .....................................   49
      ERISA ...............................................................   50
      Our taxes ...........................................................   50
      When we withhold income taxes .......................................   50

      Tax changes..........................................................   50
LEGAL PROCEEDINGS..........................................................   50
FINANCIAL STATEMENTS.......................................................   51
INDEX OF SPECIAL WORDS AND PHRASES.........................................   52

                               CONTACT INFORMATION

Addresses and telephone numbers: Here is how you can contact us about the Platinum Investor II Policies.

                ADMINISTRATIVE CENTER:                          HOME OFFICE:              PREMIUM PAYMENTS:
------------------------------------------------------   -------------------------   ---------------------------
(Express Delivery)                  (U.S. Mail)          2727-A Allen Parkway        (Express Delivery)
VUL Administration                  VUL Administration   Houston, Texas 77019-2191   Payment Processing Center
2727-A Allen Parkway                P. O. Box 4880       1-713-831-3443              #1 Franklin Square
Houston, Texas 77019-2191           Houston, Texas       1-800-340-2765              Springfield, IL 62713-0001
1-713-831-3443, 1-800-340-2765      77210-4880                                       (U.S. Mail)
(Hearing Impaired) 1-888-436-5258                                                    Payment Processing Center
Fax: 1-713-620-6653                                                                  P.O. Box 0842
(Except premium payments)                                                            Carol Stream, IL 60132-0842

                               ELECTRONIC SERVICES

Now, with E-DELIVERY you can electronically receive certain documents we currently mail, including annual Policy and Fund prospectuses. You can choose E-mail or CD ROM. You can also choose E-SERVICE capabilities to access on-line services for your Policy, such as transferring values among investment options and changing allocations for future premiums. You may select or cancel E-DELIVERY and E-SERVICE at any time. For more information, see page 18 of this prospectus. To request E-DELIVERY or E-SERVICE, take the following action:

     . For E-DELIVERY, enroll at the time you complete your Policy application, or go to www.aigag.com and enroll for E-Delivery at the same time you enroll for E-Service.

     . For E-SERVICE, go to www.aigag.com and enroll by completing the information on the introductory page under "Not an E-Service Member?"

                          POLICY BENEFITS/RISKS SUMMARY

     This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                 POLICY BENEFITS

     During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy.

     You may currently allocate your accumulation value among the 50 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Fixed Account, which credits a specified rate of interest.

     Any Policy owner whose accumulation value as of December 10, 2004 was invested in whole or in part in the investment option funded by the Pioneer Fund VCT Portfolio - Class I shares (formerly Safeco RST Core Equity Portfolio) or the Pioneer Growth Opportunities VCT Portfolio - Class I shares (formerly Safeco RST Growth Opportunities Portfolio) may continue to use that certain investment option for any purpose allowed under the Policy. Any Policy owner who had accumulation value invested in the Goldman Sachs Capital Growth Fund (formerly Ayco Growth Fund) on April 30, 2003, may retain the investment but cannot use the Goldman Sachs Capital Growth Fund for any other purpose except to transfer to another investment option.

     Your accumulation value will vary based on the investment performance of the variable investment options you choose and interest credited in the Fixed Account.

Death Benefit

..    Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged) to the beneficiary when the insured person dies. In your application to buy a Platinum Investor II Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. Platinum Investor II is available for specified amounts of $250,000 or more. We also provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any applicable benefit riders. This guarantee is not applicable if your Policy has lapsed.

..    Death Benefit Option 1 and Option 2: You must choose between two death benefit Options at the time you apply for the Policy. You can choose death benefit Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. The increased death benefit we pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is:

     . Death Benefit Option 1 is the specified amount on the date of the insured person's death.

     . Death Benefit Option 2 is the sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

               Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

               Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

     Federal tax law may require us to increase payment under both of the above death benefit Options. See "required minimum death benefit" on page 24.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

..    Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

..    Partial Surrenders: You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. A partial surrender may have adverse tax consequences.

..    Transfers: Within certain limits, you may make transfers among the variable investment options and the Fixed Account. There are special limits on transfers involving the Fixed Account.

..    Policy Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy's cash surrender value less an amount equal to three months' charges and less the loan interest that will be payable on your loan to your next Policy anniversary. The minimum loan you may take is $500 or, if less, an amount equal to your cash surrender value less the loan interest payable. We charge you interest on your loan at an annual effective rate of 4.75%. We credit interest on loaned amounts; we guarantee an annual effective interest rate of 4.00%. After the tenth Policy year, you may take a preferred loan from your Policy. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

Premiums

..    Flexibility of Premiums: After you pay the initial premium, you can pay premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay "planned periodic premiums" monthly, quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. You may also choose to have premiums automatically deducted monthly from your bank account or other source under our automatic payment plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

..    Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund. We will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. The free look period generally expires 10 days after you receive the Policy.

The Policy

..    Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

..    Separate Account: You may direct the money in your Policy to any of the variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Funds listed in this prospectus.

..    Fixed Account: You may place amounts in the Fixed Account where it earns interest at the rate of 4% annually. We may declare higher rates of interest, but are not obligated to do so.

..    Accumulation Value: Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Accumulation value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

..    Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center shown under "Contact Information" on page 5.

..    Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary. This means that under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made tax free. Under a qualifying life insurance policy that is not a modified endowment contract ("MEC"), the proceeds from policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th Policy year generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Supplemental Benefits and Riders

     We offer several riders that provide supplemental benefits under the Policy, such as the Accidental Death Benefit Rider, which provides an additional death benefit payable if the insured person dies from bodily injury that results from an accident. For most of the riders that you choose, a charge, which is shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. Not all riders are available in all states.

                                  POLICY RISKS

Investment Risk

     The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. If you take multiple partial surrenders, your accumulation value may not cover required charges and your Policy would lapse.

     If you invest your accumulation value in one or more variable investment options, then you will be subject to the risk that investment performance will be unfavorable. You will also be subject to the risk that the accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. We do not guarantee a minimum accumulation value.

     If you allocate net premiums to the Fixed Account, then we credit your accumulation value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse

     If your cash surrender value is not enough to pay the charges deducted against accumulation value each month, your Policy may enter a 61-day grace period. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the cash surrender value.

Tax Risks

     We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

     Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the

Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

     See "Federal Tax Considerations" on page 44. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Partial Surrender and Full Surrender Risks

     It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy years. Any outstanding loan balance reduces the amount available to you upon a partial or full surrender. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the accumulation value in the near future. We designed the Policy to meet long-term financial goals.

     A partial surrender or full surrender may have adverse tax consequences.

Policy Loan Risks

     A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued interest from the variable investment options and/or Fixed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account.

     We reduce the amount we pay on the insured person's death by the amount of any Policy loan any accrued interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the cash surrender value to zero.

     If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                 PORTFOLIO RISKS

     A discussion of the risks of each Fund may be found in its prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting your AGL representative or the Administrative Center shown under "Contact Information" on page 5.

     There is no assurance that any of the Funds will achieve its stated investment objective.

                                TABLES OF CHARGES

     The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

     The first table describes the fees and expenses that are payable, at the time that you (1) buy a Policy, (2) change a Policy's specified amount, or (3) transfer accumulation value between investment options.

------------------------------------------------------------------------------------------------------------------------
                                                    Transaction Fees
------------------------------------------------------------------------------------------------------------------------
Charge                    When Charge is               Maximum                            Current Charge
                          Deducted                     Guaranteed Charge
------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge        Upon receipt of each         3.5%/1/ of each premium payment    3.5%/1/ of each premium
                          premium payment              (tax charge back if you purchase   payment (tax charge back if
                                                       the Policy in Oregon)/2/           you purchase the Policy in
                                                                                          Oregon)/2/
------------------------------------------------------------------------------------------------------------------------
Premium Expense           Upon receipt of each         5.0% of the amount of each         2.5% of the amount of each
Charge                    premium payment              premium payment remaining          premium payment remaining
                                                       after deduction of the premium     after deduction of the premium
                                                       tax charge                         tax charge
------------------------------------------------------------------------------------------------------------------------
Partial Surrender         Upon a partial surrender     The lesser of $25 or 2% of the     $10
Processing Fee            of your Policy               partial surrender
------------------------------------------------------------------------------------------------------------------------
Policy Loan Interest      Annually (on your Policy     4.75% of the loan balance          4.75% of the loan balance
Charge                    anniversary)
------------------------------------------------------------------------------------------------------------------------
Policy Owner              Upon each request for a      $25                                $0
Additional Illustration   Policy illustration after
Charge                    the first in a Policy year
------------------------------------------------------------------------------------------------------------------------
Terminal Illness Rider    At time of claim             $250 plus interest                 $150 plus interest
Administrative Fee
------------------------------------------------------------------------------------------------------------------------

----------
     /1/ Premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.75%, is in the state of Wyoming.

     /2/ Instead of a premium tax charge, we assess a tax charge back of 2% of each premium payment for Policy owners residing in Oregon. See "Tax charge back" on page 40.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

--------------------------------------------------------------------------------------------------------------
                                               Periodic Charges
                                      (other than Fund fees and expenses)
--------------------------------------------------------------------------------------------------------------
Charge                            When Charge is Deducted        Maximum Guaranteed        Current Charge
                                                                 Charge
--------------------------------------------------------------------------------------------------------------
Flat Monthly Charge               Monthly, at the beginning of   $12                       $6
                                  each Policy month
--------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge/1/

Maximum Charge for the first      Monthly, at the beginning of   $8.71 per $1,000 of net   $3.32 per $1,000 of
Policy year - for an 80 year      each Policy month              amount at risk/2/         net amount at risk
old male, standard with a
specified amount of $500,000
--------------------------------------------------------------------------------------------------------------
Minimum Charge for the first      Monthly, at the beginning of   $0.08 per $1,000 of net   $0.05 per $1,000 of
Policy year - for an 18 year      each Policy month              amount at risk            net amount at risk
old female, select preferred
with a specified amount of
$500,000
--------------------------------------------------------------------------------------------------------------
Example Charge for the first      Monthly, at the beginning of   $0.56 per $1,000 of net   $0.35 per $1,000 of
Policy year - for a 50 year old   each Policy month              amount at risk            net amount at risk
male, select preferred with a
specified amount of $360,000
--------------------------------------------------------------------------------------------------------------

----------
     /1/ The Cost of Insurance Charge will vary based on the insured person's sex, age, premium class, Policy year, and specified amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Also, see "Illustrations" on page 23 of this prospectus.

     /2/ The net amount at risk is the difference between the current death benefit under your Policy and your accumulation value under the Policy.

--------------------------------------------------------------------------------------------------------------
                                              Periodic Charges
                                      (other than Fund fees and expenses)
--------------------------------------------------------------------------------------------------------------
Charge                            When Charge is Deducted        Maximum Guaranteed        Current Charge
                                                                 Charge
--------------------------------------------------------------------------------------------------------------
Monthly Charge per $1,000
of specified amount/1/

Maximum Charge - for an           Monthly, at the beginning of   $1.88 per $1,000 of       $1.88 per $1,000 of
80 year old male, standard        each Policy month. This        specified amount          specified amount
with a specified amount of        Charge is imposed during the
$500,000                          first 2 Policy years and the
                                  first 2 Policy years
                                  following an increase in
                                  specified amount./2/
--------------------------------------------------------------------------------------------------------------
Minimum Charge - for an           Monthly, at the beginning of   $0.11 per $1,000 of       $0.11 per $1,000 of
18 year old female, select        each Policy month. This        specified amount          specified amount
preferred with a specified        Charge is imposed during the
amount of $500,000                first 2 Policy years and the
                                  first 2 Policy years
                                  following an increase in
                                  specified amount./2/
--------------------------------------------------------------------------------------------------------------
Example Charge - for a 50         Monthly, at the beginning of   $0.34 per $1,000 of       $0.34 per $1,000 of
year old male, select             each Policy month. This        specified amount          specified amount
preferred with a specified        Charge is imposed during the
amount of $360,000                first 2 Policy years and the
                                  first 2 Policy years
                                  following an increase in
                                  specified amount./2/
--------------------------------------------------------------------------------------------------------------
Daily Charge (mortality and
expense risk fee)

Policy years 1-10/3,4/            Daily                          annual effective rate     annual effective
                                                                 of 0.75%/4/               rate of 0.75%/4/
--------------------------------------------------------------------------------------------------------------

----------
     /1/ The Monthly Charge per $1,000 of specified amount will vary based on the insured person's sex, age and premium class, and specified amount. The Monthly Charges per $1,000 of specified amount shown in the table may not be typical of the charges you will pay. Page 4 of your Policy will indicate the initial Monthly Charge per $1,000 of specified amount applicable to your Policy. There is no additional charge for illustrations at the time you apply for a Policy which may show various specified amounts. When you become a Policy owner, we reserve the right to charge a $25 fee for each illustration after the first in a Policy year.

     /2/ The charge assessed during the first 2 Policy years following an increase in specified amount is only upon the amount of the increase in specified amount.

     /3/ After the 10th Policy year, the daily charge will be as follows:

Policy years 11-20 ............................   annual effective rate of 0.50%
Policy years 21+ ..............................   annual effective rate of 0.25%

     These reductions in the amount of the daily charge are guaranteed.

     /4/ All percentages are calculated as a percent of accumulation value invested in the variable investment options.

     The next table describes the fees and expenses that you will pay periodically, if you choose an optional benefit rider during the time that you own the Policy.

--------------------------------------------------------------------------------------------------------------
                                               Periodic Charges
                                        (optional benefit riders only)
--------------------------------------------------------------------------------------------------------------
Optional Benefit Rider            When Charge is Deducted        Maximum                   Current Charge
Charges                                                          Guaranteed Charge
--------------------------------------------------------------------------------------------------------------
Accidental Death Benefit/1/

Maximum Charge - for a            Monthly at the beginning of    $0.15 per $1,000 of       $0.15 per $1,000 of
65 year old                       each Policy month              rider coverage            rider coverage
--------------------------------------------------------------------------------------------------------------
Minimum Charge - for an           Monthly at the beginning of    $0.07 per $1,000 of       $0.07 per $1,000 of
18 year old                       each Policy month              rider coverage            rider coverage
--------------------------------------------------------------------------------------------------------------
Example Charge - for a 50         Monthly at the beginning of    $0.11 per $1,000 of       $0.11 per $1,000 of
year old                          each Policy month              rider coverage            rider coverage
--------------------------------------------------------------------------------------------------------------
Children's Insurance              Monthly at the beginning of    $0.48 per $1,000 of       $0.48 per $1,000 of
Benefit                           each Policy month              rider coverage            rider coverage
--------------------------------------------------------------------------------------------------------------
Maturity Extension                Monthly, at the beginning of   $10                       $0
Accumulation Value                the Policy month which
Version                           follows your original
                                  maturity date
--------------------------------------------------------------------------------------------------------------
Maturity Extension Death
Benefit Version

Initial Charge                    Monthly beginning 9 years      $30 per $1,000 of net     $5 per $1,000 of
                                  before your original           amount at risk            net amount at risk
                                  maturity date                  attributable to the       attributable to the
                                                                 base Policy (without      base Policy
                                                                 any riders)               (without any
                                                                                           riders)
--------------------------------------------------------------------------------------------------------------
Administrative Charge             Monthly, at the beginning of   $10                       $0
                                  the Policy month which
                                  follows your original
                                  maturity date
--------------------------------------------------------------------------------------------------------------
Return of Premium Death
Benefit/2/

Maximum charge - for an           Monthly at the beginning of    $8.71 per $1,000 of net   $3.32 per $1,000 of
80 year old male, standard        each Policy month              amount at risk            net amount at risk
                                                                 attributable to the       attributable to the
                                                                 rider                     rider
--------------------------------------------------------------------------------------------------------------
Minimum charge - for an           Monthly at the beginning of    $0.08 per $1,000 of net   $0.05 per $1,000 of
18 year old female, select        each Policy month              amount at risk            net amount at risk
preferred                                                        attributable to the       attributable to the
                                                                 rider                     rider
--------------------------------------------------------------------------------------------------------------
Example charge - for a            Monthly at the beginning of    $0.56 per $1,000 of net   $0.35 per $1,000 of
50 year old male, select          each Policy month              amount at risk            net amount at risk
preferred                                                        attributable to the       attributable to the
                                                                 rider                     rider
--------------------------------------------------------------------------------------------------------------

----------
     /1/ The charge for the Accidental Death Benefit Rider will vary based on the insured person's age when the Rider is added.

     /2/ The charge for the Return of Premium Death Benefit Rider will vary based on the insured person's sex, age and premium class.

--------------------------------------------------------------------------------------------------------------------------
                                              Periodic Charges
                                       (optional benefit riders only)
--------------------------------------------------------------------------------------------------------------------------
Optional Benefit Rider            When Charge is Deducted        Maximum                       Current Charge
Charges                                                          Guaranteed Charge
--------------------------------------------------------------------------------------------------------------------------
Spouse Term/1/

Maximum charge - for a            Monthly at the beginning of    $5.54 per $1,000 of rider     $4.61 per $1,000 of rider
75 year old male, standard        each Policy month              coverage                      coverage
--------------------------------------------------------------------------------------------------------------------------
Minimum charge - for a            Monthly at the beginning of    $0.07 per $1,000 of rider     $0.01 per $1,000 of rider
15 year old female, select        each Policy month              coverage                      coverage
preferred
--------------------------------------------------------------------------------------------------------------------------
Example charge - for a            Monthly at the beginning of    $0.56 per $1,000 of rider     $0.35 per $1,000 of rider
50 year old male, select          each Policy month              coverage                      coverage
preferred
--------------------------------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction/2/

Maximum Charge - for a            Monthly, at the beginning of   $0.40 per $1,000 of net       $0.40 per $1,000 of net
59 year old                       each Policy month              amount at risk attributable   amount at risk attributable
                                                                 to the Policy                 to the Policy
--------------------------------------------------------------------------------------------------------------------------
Minimum Charge - for an           Monthly, at the beginning of   $0.02 per $1,000 of net       $0.02 per $1,000 of net
18 year old                       each Policy month              amount at risk attributable   amount at risk attributable
                                                                 to the Policy                 to the Policy
--------------------------------------------------------------------------------------------------------------------------
Example Charge - for a            Monthly, at the beginning of   $0.08 per $1,000 of net       $0.08 per $1,000 of net
50 year old                       each Policy month              amount at risk attributable   amount at risk attributable
                                                                 to the Policy                 to the Policy
--------------------------------------------------------------------------------------------------------------------------

----------
     /1/ The charge for the Spouse Term Rider will vary based on the spouse's sex, age and premium class.

     /2/ The charge for the waiver of Monthly Deduction Rider will vary based on the insured person's age when we assess the charge.

     The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2004. Current and future expenses for the Funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
                           Charge                              Maximum   Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses for all of the Funds
(expenses that are deducted from portfolio assets include
management fees, distribution (12b-1) fees,
and other expenses)/1/                                          1.43%     0.24%
--------------------------------------------------------------------------------

     Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

----------
     /1/ Currently 15 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2006. The impact of contractual reimbursements or fee waivers is as follows:

--------------------------------------------------------------------------------
                           Charge                              Maximum   Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses for all of the Funds
After Contractual Reimbursement or Fee Waiver                   1.26%     0.24%
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

American General Life Insurance Company

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name for AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Separate Account VL-R

     We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, the Separate Account is divided into 63 separate "divisions," 53 of which correspond to the 53 variable "investment options" under the Policy. The remaining 10 divisions, and all of these 53 divisions, represent investment options available under other variable life policies we offer. Three of these 53 divisions are not available to all Policy owners. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Separate Account's other assets.

     The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.

Additional Information

     We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this prospectus describes how you can obtain a copy of the SAI.

Communication with AGL

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     Administrative Center. The Administrative Center provides service to all Policy owners. See "Contact Information" on page 5 of this prospectus. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail or express premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under "Contact Information" on page 5. You should communicate notice of the insured person's death, including any related documentation, to our Administrative Center address.

     E-Delivery, E-Service, telephone transactions and written transactions. There are several different ways to request and receive Policy services.

          E-Delivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select E-Delivery. E-Delivery allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. Alternatively, you may choose to receive these documents via CD ROM. You may find electronically received documents easier to review and retain than paper documents. To enroll for E-Delivery, you can complete certain information at the time of your Policy application (with one required extra signature). If you prefer, you can go to www.aigag.com and at the same time you enroll for E-Service, enroll for E-Delivery. You do not have to enroll for E-Service to enroll for E-Delivery unless you enroll on-line. You may select or cancel E-Delivery at any time. There is no charge for E-Delivery.

          E-Service. You may enroll for E-Service to have access to on-line services for your Policy. These services include transferring values among investment options and changing allocations for future premiums. You can also view Policy statements. If you have elected E-Service, you may choose to handle certain Policy requests by E-Service, in writing or by telephone. We expect to expand the list of available E-Service transactions in the future. To enroll for E-Service, go to www.aigag.com and complete the information on the introductory page under "Not an E-Service Member?" You may select or cancel the use of E-Service at any time. There is no charge for E-Service.

          Telephone transactions and written transactions. Certain transaction requests currently must be made in writing. You must make the following requests in writing (unless you are permitted to make the requests by E-Service or by telephone. See "Telephone transactions" on page 19).

          .    transfer of accumulation value;*
          .    change of allocation percentages for premium payments; *
          .    change of allocation percentages for Policy deductions; *
          .    telephone transaction privileges; *
          .    loan;

          .    full surrender;
          .    partial surrender;
          .    change of beneficiary or contingent beneficiary;
          .    loan repayments or loan interest payments;
          .    change of death benefit option or manner of death benefit
               payment;
          .    change in specified amount;
          .    addition or cancellation of, or other action with respect to any benefit riders;
          .    election of a payment option for Polic proceeds; and
          .    tax withholding elections.

----------
*    These transactions are permitted by E-Service, by telephone or in writing.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center, shown under "Contact Information" on page 5, or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.

Variable Investment Options

     We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. Except as noted below, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund or a footnote for the Fund describes its type (for example, money market fund, growth fund, equity fund, etc.). Fund sub-advisers are shown in parenthesis.

------------------------------------------------------------------------------------------------------------------
                 Variable Investment Options                      Investment Adviser (sub-adviser, if applicable)
------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I Shares            A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I Shares                  A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O Shares/1/   Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O Shares         Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                  American Century Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Small Cap Growth Portfolio                  Credit Suisse Asset Management, LLC
------------------------------------------------------------------------------------------------------------------
Dreyfus IP MidCap Stock Portfolio - Initial Shares              The Dreyfus Corporation
------------------------------------------------------------------------------------------------------------------

                                            (See footnotes starting on page 21.)

------------------------------------------------------------------------------------------------------------------
                 Variable Investment Options                      Investment Adviser (sub-adviser, if applicable)
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio - Initial Shares/2/    The Dreyfus Corporation
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial Shares             The Dreyfus Corporation
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio -                   Fidelity Management & Research Company
Service Class 2/3/                                              (FMR Co., Inc.)
                                                                (Fidelity International Investment Advisors)
                                                                (Fidelity International Investment Advisors (U.K.)
                                                                Limited)
                                                                (Fidelity Investments Japan Limited)
                                                                (Fidelity Investments Money Management, Inc.)
                                                                (Fidelity Management & Research (Far East) Inc.)
                                                                (Fidelity Management & Research (U.K.) Inc.)
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2/4/    Fidelity Management & Research Company
                                                                (FMR Co., Inc.)
                                                                (Fidelity International Investment Advisors)
                                                                (Fidelity International Investment Advisors (U.K.)
                                                                Limited)
                                                                (Fidelity Investments Japan Limited)
                                                                (Fidelity Management & Research (Far East) Inc.)
                                                                (Fidelity Management & Research (U.K.) Inc.)
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2        Fidelity Management & Research Company
                                                                (FMR Co., Inc.)
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class 2               Fidelity Management & Research Company
                                                                (FMR Co., Inc.)
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2             Fidelity Management & Research Company
                                                                (FMR Co., Inc.)
                                                                (Fidelity International Investment Advisors)
                                                                (Fidelity International Investment Advisors (U.K.)
                                                                Limited)
                                                                (Fidelity Investments Japan Limited)
                                                                (Fidelity Management & Research (Far East) Inc.)
                                                                (Fidelity Management & Research (U.K.) Inc.)
------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Small Cap Value Securities
Fund - Class 2                                                  Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin U.S. Government
Fund - Class 2                                                  Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities
Fund - Class 2/5/                                               Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign Securities
Fund - Class 2                                                  Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund*                              Goldman Sachs Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio - Service Shares     Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio - Service Shares           Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares         Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------
JPMorgan ST II Mid Cap Value Portfolio                          J.P. Morgan Investment Management Inc.
------------------------------------------------------------------------------------------------------------------
JPMorgan ST II Small Company Portfolio                          J.P. Morgan Investment Management Inc.
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series - Initial Class/6/      Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth Series - Initial Class               Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series - Initial Class/7/              Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research Series - Initial Class/8/                   Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                   Neuberger Berman Management Inc.
------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Non-Service Shares/9/            OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares      OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Class/10/      Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class           Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Class         Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I Shares/11/ *               Pioneer Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities VCT Portfolio - Class I Shares*    Pioneer Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB                    Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB                     Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------

                                            (See footnotes starting on page 21.)

------------------------------------------------------------------------------------------------------------------
                 Variable Investment Options                      Investment Adviser (sub-adviser, if applicable)
------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB       Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------
SunAmerica ST Aggressive Growth Portfolio - Class 1 Shares      AIG SunAmerica Asset Management Corp.
------------------------------------------------------------------------------------------------------------------
SunAmerica ST SunAmerica Balanced Portfolio - Class 1           AIG SunAmerica Asset Management Corp.
Shares/12/
------------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio - Class I Shares                    Morgan Stanley Investment Management Inc. (d/b/a
                                                                Van Kampen)
------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I Shares                       Morgan Stanley Investment Management Inc. (d/b/a
                                                                Van Kampen)
------------------------------------------------------------------------------------------------------------------
VALIC Co. I International Equities Fund                         VALIC** (AIG Global Investment Corp.)
------------------------------------------------------------------------------------------------------------------
VALIC Co. I Mid Cap Index Fund                                  VALIC** (AIG Global Investment Corp.)
------------------------------------------------------------------------------------------------------------------
VALIC Co. I Money Market I Fund                                 VALIC** (AIG SunAmerica Asset Management Corp.)
------------------------------------------------------------------------------------------------------------------
VALIC Co. I Nasdaq-100(R) Index Fund                            VALIC** (AIG Global Investment Corp.)
------------------------------------------------------------------------------------------------------------------
VALIC Co. I Science & Technology Fund/13/                       VALIC** (T. Rowe Price Associates, Inc.)
------------------------------------------------------------------------------------------------------------------
VALIC Co. I Small Cap Index Fund                                VALIC** (AIG Global Investment Corp.)
------------------------------------------------------------------------------------------------------------------
VALIC Co. Stock Index Fund                                      VALIC** (AIG Global Investment Corp.)
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I Shares     Van Kampen Asset Management
------------------------------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio                          Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio                               The Vanguard Group
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

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/1/  The Fund type for Alger American Leveraged AllCap Portfolio - Class O
     Shares is equity growth.
/2/ The Fund type for Dreyfus VIF Developing Leaders Portfolio - Initial Shares is small cap.
/3/ The Fund type for Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2 is high return.
/4/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is capital appreciation.
/5/ The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund - Class 2 is capital appreciation.
/6/ The Fund type for MFS(R) VIT Capital Opportunities Series - Initial Class is capital appreciation.
/7/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is small cap growth.
/8/ The Fund type for MFS(R) VIT Research Series - Initial Class is long-term growth.
/9/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is total return.
/10/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative Class is
     maximum real return.
/11/ The Fund type for Pioneer Fund VCT Portfolio - Class I Shares is income and growth.
/12/ The Fund type for SunAmerica ST SunAmerica Balanced Portfolio - Class 1
     Shares is capital appreciation.
/13/ The Fund type for VALIC Co. I Science & Technology Fund is capital appreciation. This Fund is a sector fund.

* This investment option is not available to all Policy owners. See "Policy Benefits" on page 6.
**   "VALIC" means The Variable Annuity Life Insurance Company.

     From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

     You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

     We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 40.

     We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

     We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Voting Privileges

     We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Fixed Account

     We invest any accumulation value you have allocated to the Fixed Account as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an annual effective rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 42. The "daily charge" described on page 40 and the fees and expenses of the Funds discussed on page 16 do not apply to the Fixed Account.

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate of at least 4%.

     Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Illustrations

     We may provide you with illustrations for your Policy's death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

     Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and premium class and (2) your selection of a death benefit Option, specified amount, planned periodic premiums, riders, and proposed investment options.

     After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $25 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year.

                                 POLICY FEATURES

Age

     Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the "attained" age.

Death Benefits

     Your specified amount of insurance. In your application to buy a Platinum Investor II Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. Platinum Investor II is available only for specified amounts of $250,000 or more (except that in Montana the minimum specified amount is $100,000). You may not request a specified amount decrease (or partial surrender) that would reduce the specified amount to less than $250,000 ($100,000 in Montana). You may apply for a Policy to cover a person who is at least 18 but no more than 80 years of age.

     Your death benefit. You must choose between two death benefit options under the Policy at the time you apply for the Policy. You can choose Option 1 or Option 2 at the time of your application or change Options at any later time before the death of the insured person. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is

     . Option 1--The specified amount on the date of the insured person's death.

     . Option 2--The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

     Under Option 2, your death benefit will tend to be higher than under Option
1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will tend to be higher under Option 1 than under Option 2.

     Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

     Required minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "required minimum death benefit" as explained below.

     Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance.

     With either death benefit Option 1 or Option 2 at any time when the required minimum death benefit is more than the death benefit payable under the Option you selected, we automatically deem the death benefit to be the higher amount.

     We calculate the required minimum death benefit by multiplying your Policy's accumulation value as of the date of death by the following percentages:

       TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE
                 MULTIPLE OF POLICY ACCUMULATION VALUE

 Insured
Person's
Attained
   Age     40 or under    45    50    55    60    65    70    75   95+
--------   -----------   ---   ---   ---   ---   ---   ---   ---   ---
%              250%      215%  185%  150%  130%  120%  115%  105%  100%

Premium Payments

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a premium payment that is less than $50. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 8, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Federal Tax Considerations" beginning on page 44. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 27 of this prospectus).

     Checks. You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company" or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on page 5 of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero. ("Cash surrender value" is explained under "Full surrender" on page 34.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown under "Contact Information" on page 5 or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

Changing Your Investment Option Allocations

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. You may make transfers from or to the variable investment options at any time. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary. The total amount that you can transfer each year from the Fixed Account is limited to 25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary.

     Unless you are transferring the entire amount you have in an investment option, including the Fixed Account, each transfer must be at least $500. See "Additional Rights That We Have" on page 38.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 29.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

     Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Policy owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

     We have policies and procedures that require us to monitor the Policies to determine if a Policy owner requests:

     . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

     . exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

     If either of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Policy transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Policy owners the same.

     Fund-rejected transfers. Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may reject a Policy owner's transfer request. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Changing the Specified Amount of Insurance

     Increase in coverage. At any time while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, gender and premium class of the insured person at the time of the increase. This charge is the same as it would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor II Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the specified amount cannot be less than the greater of:

     .    $250,000 ($100,000 in Montana); and

     . any minimum amount which, in view of the amount of premiums you have paid, is necessary for the Policy to continue to meet the federal tax law definition of life insurance.

Changing Death Benefit Options

     Change of death benefit option. You may at any time before the death of the insured person request us to change your choice of death benefit Option from:

     .    Option 1 to Option 2; or

     .    Option 2 to Option 1.

     . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change.

     . If you change from either Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 44 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Effective Date of Policy and Related Transactions

     Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange ("NYSE") is open for business. We call each such day a "valuation date" or a "business day."

     We compute policy values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m., Central time. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period." We are closed only on those holidays the NYSE is closed.

     Fund pricing. Each fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date. Any premium payments we receive after our close of business are held in our general account until the next day.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the address shown under "Contact Information" on page 5 of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and Policy years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases or decreases you request in the specified amount of insurance, reinstatements of a Policy that has lapsed and changes in death benefit Option take effect on the Policy's monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month.

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or to exceed the maximum net amount at risk.

     . If you exercise the right to return your Policy described on page 8 of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mail it to us, the date it is postmarked; and

     . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Reports to Policy Owners

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

                            ADDITIONAL BENEFIT RIDERS

Riders

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is a charge for this Rider. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this Rider. If you do so, the charge will cease.

     . Automatic Increase Rider. This rider provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 27). If you choose not to accept an automatic increase, this rider, and any future increases under it, will be cancelled.

          There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage. You may elect this rider only at the time that your Policy is issued.

     . Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is a charge for this Rider. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time thereafter. You may later elect to terminate this Rider. If you do so, the charge will cease.

     . Maturity Extension Rider. This rider gives you the option to extend the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. You have two versions of this rider from which to choose, the Accumulation Value version and the Death Benefit version. Either or both versions may not be available in your state.

               The Accumulation Value version provides for a death benefit after your original maturity date that is equal to the accumulation value on the date of the insured person's death. The death benefit will be reduced by any outstanding Policy loan amount. There is no charge for this version until you reach your original maturity date. After your original maturity date, we will charge a monthly fee of no more than $10.

               The Death Benefit version provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount.

               We will charge you the following amounts under the death benefit version:

               . A monthly fee of no more than $30 for each $1000 of the net amount at risk. This fee begins 9 years before your original maturity date and terminates on your original maturity date; and

               . A monthly fee of no more than $10. This fee begins on your original maturity date if you exercise your right under the rider to extend your original maturity date.

               Nine years and 60 days before your original maturity date, we will notify you that you will incur these charges if you keep the rider. You will then have until your original maturity date to terminate the rider and with it, your right to extend your original maturity date. If you terminate the rider at any time within this nine year and 60 day period, there will be no further charges and you will have no remaining right to receive a benefit under the Rider.

          Both versions of the rider may be added at any time to an existing Policy up until the same nine year and 60 day period before your original maturity date. In Illinois you may select either version of the rider only after we issue your Policy.

          There are features common to both riders in addition to the $10 maximum monthly fee. Only the insurance coverage associated with the Policy will be extended beyond your original maturity date. We do not allow additional premium payments or changes in specified amount after your original maturity date. The only charge we continue to automatically deduct after the original maturity date is the daily charge described on page 40. Once you have exercised your right to extend your original maturity date, you cannot revoke it. The monthly fee will continue. You can, however, surrender your Policy at any time.

          Extension of the maturity date beyond the insured person's age 100 may result in current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     .    Return of Premium Death Benefit Rider.

          . This rider provides additional term life insurance coverage on the life of the insured. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments).

          . You may purchase this rider only as of the date of issue and only if you have selected death benefit Option 1.

          . The use of this rider increases the specified amount, which results in a change in the amount at risk. As a result, the rider increases the monthly insurance charge.

          . This rider terminates if you change from death benefit Option 1 to death benefit Option 2. However, the monthly charge is not reduced when the rider terminates.

          .    There is no other separate fee for this rider.

     . Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. There is a charge for this Rider. This rider terminates no later than the Policy anniversary nearest the spouse's 75th birthday. You can convert this rider into any other insurance, except term, available for conversions, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this Rider. If you do so, the charge will cease.

     . Terminal Illness Rider. This rider provides the Policy owner with the right to request a benefit if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. There is a charge for this Rider. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus an administrative fee (not to exceed $250), plus interest on these amounts to the next Policy anniversary becomes a "lien" against the Policy. A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the maturity date. You may later elect to terminate this Rider. If you do so, the charge will cease.

     . Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). There is a fee for this Rider. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change because of monthly charges. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 55. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this Rider. If you do so, the charge will cease.

Tax Consequences of Additional Rider Benefits.

     Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page
44. You should consult a qualified tax adviser.

                               POLICY TRANSACTIONS

     The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features" on page 23. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 40.

E-Delivery, E-Service, Telephone Transactions and Written Transactions

     See page 18 for information regarding E-Delivery, E-service, telephone transactions and written transactions.

Withdrawing Policy Investments

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest. We call this amount your "cash surrender value."

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     . We will not permit partial surrenders if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your specified amount to fall below the minimum allowed.

     . You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $10.

     Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value, less an amount equal to three months' charges and less the interest that will be payable on your loan to your next Policy anniversary. The minimum amount you can borrow is $500 or, if less, your Policy's cash surrender value less the loan interest payable to your next Policy anniversary. These rules are not applicable in all states.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed annual effective rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an annual effective rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from the Fixed Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. We call these "preferred loans." The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

     . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     We intend to set the rate of interest we credit to your preferred loan collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the preferred rate, provided that:

     . it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an annual effective rate of 4.50%.

     Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 100th birthday, unless you have elected the Maturity Extension Rider. See "Additional Benefit Riders - Riders - Maturity Extension Rider," on page 31.

     Tax considerations. Please refer to "Federal Tax Considerations" on page 44 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                 POLICY PAYMENTS

Payment Options

     The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days of the insured person's death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days of full surrender or the maturity date. The payee can elect that all or part of such proceeds be applied to one or more of the following payment options. If the payee dies before all guaranteed payments are paid, the payee's heirs or estate will be paid the remaining payments. The payee can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1--Equal monthly payments for a specified period of time.

     . Option 2--Equal monthly payments of a selected amount until all amounts are paid out.

     . Option 3--Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4--Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At the payee's request we will make payments to the payee monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

     Additional payment options may also be available with our consent. We have the right to reject any payment option if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. The owner may give us written instructions to change any payment option previously elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

The Beneficiary

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Assignment of a Policy

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial surrender, loan or repayment from a Policy under a terminal illness rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

Payment of Proceeds

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings;

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists as determined by the SEC or other appropriate regulatory authority, such that disposal of securities is not reasonably practicable or determination of the accumulation value not reasonably practicable; or

     .    the SEC by order so permits for the protection of Policy owners.

     Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                         ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     . charge interest rates and charges as long as we stay within the minimum and maximum charges permitted in your Policy;

     . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval, SEC and regulatory approvals.

     We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish. Here are the potential variations:

     Underwriting and premium classes. We currently have six premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:

     .    Two Preferred classes: select preferred and preferred;
     .    Two Standard classes: select standard and standard; and
     .    Two Special classes: special preferred and special standard.

     Various factors such as the insured person's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. Premium classes are described in your Policy.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved premium class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Policies purchased through "internal rollovers". We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals.

                            CHARGES UNDER THE POLICY

     Premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies.

     Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

     Premium expense charge. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from each premium payment, we currently deduct 2.5% from the remaining amount. We currently may increase this charge for all years, but it will never exceed 5% of the remaining amount.

     Your Policy refers to this deduction as a Premium Expense Charge. We use this charge to cover sales expenses, including commissions.

     Daily charge (mortality and expense risk fee). We will deduct a daily charge at an annual effective rate of 0.75% (7.5/10 of 1%) of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an annual effective rate of 0.50%, and after 20 years, we will further reduce the charge to an annual effective rate of 0.25%. We guarantee these rate reductions. AGL receives this charge to pay for our mortality and expense risks. See "More About Policy Charges" on page 42 for more information.

     Flat monthly charge. We will deduct $6 from your accumulation value each month. We have the right to raise this charge at any time to not more than $12 per month. The flat monthly charge is the Monthly Administration Fee shown on page 3 of your Policy. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners' requests.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "net amount at risk" on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

     .    greater amounts at risk result in a higher monthly insurance charge;
          and

     . higher cost of insurance rates also result in a higher monthly insurance charge.

     Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore your monthly insurance charge can be greater or less, depending on investment performance.

     Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

     In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

     Finally, our current cost of insurance rates are lower for Policies having a specified amount of at least $1,000,000 on the day the charge is deducted. This means that if your specified amount for any reason decreases from $1,000,000 or more to less than $1,000,000, your subsequent cost of insurance rates will be higher under your Policy than they otherwise would be. The reverse is also true. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     AGL receives this charge to fund the death benefits we pay under the Policies.

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer are accidental death benefit rider, automatic increase rider, children's insurance benefit rider, two versions of the maturity extension rider, return of premium death benefit rider, spouse term rider, terminal illness rider and waiver of monthly deduction rider. The riders are described beginning on page 30, under "Additional Benefit Riders." The specific charges for any riders you choose are shown on page 3 of your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.

     Additional monthly charge for the Policies during the first two years. The Policy has a flat monthly expense charge during the first two Policy years (and the first two Policy years after any requested increase in the Policy's specified amount).

     The amount of the charge depends on the age and other insurance characteristics of the insured person. The amount of this charge will be shown on page 3 of the Policy. It may initially be as much as

$1.85 per $1,000 of specified amount (or increase of specified amount) or as low as $0.11 per $1,000 of specified amount (or increase of specified amount). After the two-year periods mentioned above, this charge is zero.

     Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.

     Illustrations. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $25 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.

     Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never be less than an annual effective rate of 4.50%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. See "Policy loans" beginning on page 34.

     Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in the Tables of Charges on pages 11 - 16. All maximum guaranteed charges also appear in your Policy.

     For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 42.

     Allocation of charges. You may choose the investment options from which we deduct all monthly charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

More About Policy Charges

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     The current charges that we deduct from premiums have been designed to compensate us for taxes we have to pay to the state where you live when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments. The current flat monthly charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as the insured person dies.

     Any excess from the charges discussed in the preceding paragraph, as well as revenues from the daily charge, are primarily intended to:

     . offset other expenses in connection with the Policies (such as the costs of processing applications for Policies and other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect);

     .    compensate us for the risks we assume under the Policies; or

     .    otherwise to be retained by us as profit.

The additional monthly charge during the first two Policy years under a Platinum Investor II Policy has also been designed for these purposes.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

                               ACCUMULATION VALUE

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 40 under "Premium tax charge" (or "Tax charge back" if you are a resident of Oregon when you purchase your Policy) and "Premium expense charge." We invest the rest in one or more of the investment options listed in the chart on page 19 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 40 under "Charges Under the Policy."

     You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See "Contact Information" on page 5.

     We invest any accumulation value you have allocated to the Fixed Account as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an annual effective rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 42. The "daily charge" described on page 40 and the fees and expenses of the Funds discussed on page 16 do not apply to the Fixed Account.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

                         POLICY LAPSE AND REINSTATEMENT

     If your Policy's cash surrender value (the Policy's accumulation value less Policy loans and loan interest during the first 5 Policy years) falls to an amount insufficient to cover the monthly charges, we will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

                           FEDERAL TAX CONSIDERATIONS

     Generally, the death benefit paid under a Policy is not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

Tax Effects

     This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Code and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract,"as explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .    you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     We will monitor your Policy and attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists. You should consult a qualified tax adviser regarding any rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .    is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .    to taxpayers 59 1/2 years of age or older;

     .    in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification and investor control. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we will enter into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the "2001 Act") brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1.5 million for decedents dying in 2005. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Code will thereafter be applied and administered as if these provisions had not been enacted.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1.5 million in 2005. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The IRS and Treasury issued final regulations on split dollar life insurance arrangements September 11, 2003. The final regulations substantially adopted prior proposed regulations.

     In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the "economic benefit" regime and the "loan" regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner. These final regulations apply to any split dollar life insurance arrangement entered into after September 17, 2003. Additionally, these regulations apply to any split dollar life insurance arrangements entered into before September 17, 2003, if the arrangement is materially modified after September 17, 2003.

     In addition, it should be noted that split dollar arrangements characterized as loans for tax purposes may be affected by the Corporate Responsibility Act of 2002 also referred to as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits loans from companies publicly traded in the United States to their executives and officers. The status of split dollar arrangement under the Act is uncertain, in part because the SEC may view the tax treatment of such arrangements as instructive.

     Purchasers of life insurance policies are strongly advised to consult with a qualified tax advisor to determine the tax treatment resulting from a split dollar arrangement.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining "P.S. 58" costs are currently provided under Notice 2002-8, I.R.B. 2002-4.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                                LEGAL PROCEEDINGS

     AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

     The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

                              FINANCIAL STATEMENTS

     The Financial Statements of AGL and the Separate Account can be found in the SAI. Please see the back cover of this prospectus for information on how to obtain a copy of the SAI.

                       INDEX OF SPECIAL WORDS AND PHRASES

                                                                       Page to
                                                                     see in this
Defined Term                                                          Prospectus
------------                                                         -----------
accumulation value ...............................................        8
Administrative Center ............................................        5
automatic rebalancing ............................................       26
basis ............................................................       46
beneficiary ......................................................       36
cash surrender value .............................................       34
close of business ................................................       28
Contact Information ..............................................        5
cost of insurance rates ..........................................       40
daily charge .....................................................       40
date of issue ....................................................       29
death benefit ....................................................       23
dollar cost averaging ............................................       26
Fixed Account ....................................................       22
full surrender ...................................................       34
Fund, Funds ......................................................        6
fund pricing .....................................................       29
grace period .....................................................        9
lapse ............................................................        9
lien .............................................................       33
loan (see "Policy loans" in this Index) ..........................        7
loan interest ....................................................       35
maturity, maturity date ..........................................       35
modified endowment contract ......................................       45
monthly deduction days ...........................................       29
monthly insurance charge .........................................       40
net amount at risk ...............................................       12
Option 1, Option 2 ...............................................        6
partial surrender ................................................       34
payment options ..................................................       36
planned periodic premium .........................................       25
Policy loans .....................................................       34
Policy months, years .............................................       29
preferred loan ...................................................       35
premium class ....................................................       39

                       INDEX OF SPECIAL WORDS AND PHRASES
                                                                       Page to
                                                                     see in this
Defined Term                                                          Prospectus
------------                                                         -----------
premium payments .................................................       25
reinstate, reinstatement .........................................       44
required minimum death benefit ...................................       24
SEC ..............................................................        1
Separate Account VL-R ............................................       17
seven-pay test ...................................................       45
specified amount .................................................        6
surrender ........................................................       10
telephone transactions ...........................................       19
transfers ........................................................       26
valuation date ...................................................       28
valuation period .................................................       29
variable investment options ......................................       19

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York, USLIFE Credit Life Insurance Company of Arizona

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

AGLC0375 REV0305          (C) 2005 American International Group, Inc. All rights
                          reserved.

[LOGO] AIG American General

For additional information about the Platinum Investor(R) II Policies and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 2, 2005. We have filed the SAI with the SEC and have incorporated it by reference into this Prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019 or call us at 1-800-340-2765. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Platinum Investor II Policies, including personalized illustrations of death benefits, cash surrender values, and accumulation values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Policies issued by:
American General Life Insurance Company
A member company of American International Group, Inc.
2727-A Allen Parkway, Houston, TX 77019

Platinum Investor II Flexible Premium Variable Life Insurance
Policy Form Number 97610

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are solely its responsibility. AGL is responsible for its own financial condition and contractual obligations. AGL does not solicit business in the state of New York. The Policies are not available in all states.

TEXT BOX [For E-Service and E-Delivery, or to view and print Policy or Fund prospectuses visit us at www.aigag.com]

TEXT BOX [IMSA LOGO INSURANCE MARKETPLACE STANDARDS ASSOCIATION Membership in IMSA applies only to American General Life Insurance Company and not to its products. ICA File No.811-08561]

(C) 2005 American International Group, Inc. All rights reserved.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R

                             PLATINUM INVESTOR(R) II

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VUL ADMINISTRATION DEPARTMENT

                    P.O. BOX 4880, HOUSTON, TEXAS 77210-4880

   TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5258

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

        This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated May 2, 2005, describing the Platinum Investor II flexible premium variable life insurance policies (the "Policy" or "Policies"). The Policy prospectus sets forth information that a prospective investor should know before investing. For a copy of the Policy prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL") at the address or telephone numbers given above. Terms used in this SAI have the same meanings as are defined in the Policy prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION ......................................................... 3

   AGL ...................................................................... 3
   Separate Account VL-R .................................................... 3

SERVICES .................................................................... 3

DISTRIBUTION OF THE POLICIES ................................................ 4

PERFORMANCE INFORMATION ..................................................... 5

ADDITIONAL INFORMATION ABOUT THE POLICIES ................................... 6

      Gender neutral policies ............................................... 6
      Cost of insurance rates ............................................... 6
      Certain arrangements .................................................. 6
   More About the Fixed Account ............................................. 6
      Our general account ................................................... 6
      How we declare interest ............................................... 6
   Adjustments to Death Benefit ............................................. 7
      Suicide ............................................................... 7
      Wrong age or gender ................................................... 7
      Death during grace period ............................................. 7

ACTUARIAL EXPERT ............................................................ 7

MATERIAL CONFLICTS .......................................................... 7

FINANCIAL STATEMENTS ........................................................ 8

   Separate Account Financial Statements .................................... 8
   AGL Financial Statements ................................................. 8
   Index to Financial Statements ............................................ 9

                               GENERAL INFORMATION

AGL

        We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

        AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Separate Account VL-R

        We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

        For record keeping and financial reporting purposes, Separate Account VL-R is divided into 63 separate "divisions," 53 of which are available under the Policies offered by the Policy prospectus as variable "investment options" (three of these 53 investment options are not available to all Policy owners). All of these 53 divisions and the remaining 10 divisions are offered under other AGL policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

        The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.
                                    SERVICES

        AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004, 2003 and 2002, AGL paid AGLC for these services $329,659,308, $299,019,857 and $99,267,147, respectively. Services provided in 2003 increased substantially over previous years.

        We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE POLICIES

        American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

        The Policies are offered on a continuous basis.

        We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

        We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

        . 20% of the premiums received in the first Policy year up to a "target" amount;

        . 12% of the premiums not in excess of the target amount paid in each of Policy years 2 through 7;

        . 2.5% of the premiums in excess of the target amount received in any of Policy years 1 through 7;

        . 0.25% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1;

        . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

        . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

        The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

        The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

        We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

        We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our subsidiary broker-dealer American General Securities Incorporated and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

                             PERFORMANCE INFORMATION

        From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

        We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

        We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

        Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

        Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

        Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts will not be paid by the Funds or Policy owners.

More About the Fixed Account

        Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

        How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an effective annual rate of at least 4%.

        Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Adjustments to Death Benefit

        Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

        A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

        Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

        Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

        Actuarial matters have been examined by Wayne A. Barnard who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

        We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

        .       state insurance law or federal income tax law changes;

        .       investment management of an investment portfolio changes; or

        . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

        The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

        If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

        When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

        Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Policies in the same proportion as votes cast by owners.

                              FINANCIAL STATEMENTS

        In 2002, due to AIG's acquisition of AGL and its affiliated companies, AGL changed its independent auditor from Ernst & Young LLP located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

        The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL Financial Statements

        The consolidated balance sheets of AGL as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the three years ended December 31, 2004, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

        You should consider the financial statements of AGL that we include in this SAI primarily as bearing on the ability of AGL to meet its obligations under the Policies.

I.      Separate Account VL-R 2004 Financial Statements                Page
        -----------------------------------------------                ----

Report of PricewaterhouseCoopers LLP, Independent Registered
 Public Accounting Firm..............................................  VL-R - 1
Statement of Net Assets as of December 31,
 2004................................................................  VL-R - 2
Statement of Operations for the year ended December 31,
 2004................................................................  VL-R - 4
Statement of Changes in Net Assets for the years ended December 31,
 2004 and 2003 (restated)............................................  VL-R - 6
Notes to Financial Statements........................................  VL-R - 23

II.     AGL 2004 Consolidated Financial Statements                      Page
        ------------------------------------------                      ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
 Accounting Firm.....................................................   F - 1
Consolidated Balance Sheets as of December 31, 2004 and
 2003................................................................   F - 2
Consolidated Statements of Income for the years ended
 December 31, 2004, 2003 and 2002....................................   F - 4
Consolidated Statements of Shareholder's Equity for the years ended
 December 31, 2004, 2003 and 2002....................................   F - 5
Consolidated Statements of Comprehensive Income for the years ended
 December 31, 2004, 2003 and 2002....................................   F - 6
Consolidated Statements of Cash Flows for the years ended
 December 31, 2004, 2003 and 2002....................................   F - 7
Notes to Consolidated Financial Statements...........................   F - 9

[LOGO] AIG AMERICAN GENERAL

                                               Variable Universal Life Insurance
                                                           Separate Account VL-R

                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004

                                         American General Life Insurance Company
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account VL-R (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002, expressed an unqualified opinion thereon.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Divisions for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003 and 2002.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005

                                     VL-R-1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS
December 31, 2004

                                                                             Investment     Due from (to) American
                                                                          securities - at   General Life Insurance
Divisions                                                                    fair value             Company           Net Assets
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I                               $ 7,563,147              $  6            $ 7,563,153
AIM V.I. Premier Equity Fund - Series I                                      13,152,254                 1             13,152,255
Alger American Leveraged AllCap Portfolio - Class O Shares                      545,330                 6                545,336
Alger American MidCap Growth Portfolio - Class O Shares                         993,231                 4                993,235
American Century VP Value Fund - Class I                                     14,474,643                10             14,474,653
Ayco Growth Fund                                                                     --                --                     --
Credit Suisse Small Cap Growth Portfolio                                      1,893,798                (5)             1,893,793
Dreyfus IP MidCap Stock Portfolio - Initial shares                            3,846,771                (1)             3,846,770
Dreyfus VIF Developing Leaders Portfolio - Initial shares                    11,920,104                 1             11,920,105
Dreyfus VIF Quality Bond Portfolio - Initial shares                           8,065,115                (5)             8,065,110
Fidelity VIP Asset Manager Portfolio - Service Class 2                        4,840,496                --              4,840,496
Fidelity VIP Contrafund Portfolio - Service Class 2                          16,620,579                (3)            16,620,576
Fidelity VIP Equity-Income Portfolio - Service Class 2                       17,326,174                (5)            17,326,169
Fidelity VIP Growth Portfolio - Service Class 2                              11,490,581                 1             11,490,582
Fidelity VIP Mid Cap Portfolio - Service Class 2                              1,118,796                 4              1,118,800
Franklin Templeton - Franklin Small Cap Fund - Class 2                          157,374                 2                157,376
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2       1,175,221                 4              1,175,225
Franklin Templeton - Franklin U.S. Government Fund - Class 2                 11,474,861               (10)            11,474,851
Franklin Templeton - Mutual Shares Securities Fund - Class 2                  7,724,611                 4              7,724,615
Franklin Templeton - Templeton Foreign Securities Fund - Class 2             11,266,401                 7             11,266,408
Goldman Sachs Capital Growth Fund                                             8,695,097                 8              8,695,105
Janus Aspen Series International Growth Portfolio - Service Shares            3,280,905                (7)             3,280,898
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                  2,643,890                --              2,643,890
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                4,019,074                (1)             4,019,073
JPMorgan Mid Cap Value Portfolio                                                509,644                 5                509,649
JPMorgan Small Company Portfolio                                              1,785,141                 1              1,785,142
MFS VIT Capital Opportunities Series - Initial Class                          4,217,754                (4)             4,217,750
MFS VIT Emerging Growth Series - Initial Class                               14,668,356               (10)            14,668,346
MFS VIT New Discovery Series - Initial Class                                  3,452,798                 4              3,452,802
MFS VIT Research Series - Initial Class                                       1,781,804               (16)             1,781,788
MFS VIT Total Return Series - Initial Class                                     912,933                 1                912,934
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                       2,808,001                (3)             2,807,998
Neuberger Berman AMT Partners Portfolio - Class I                               137,641                 2                137,643
Oppenheimer Balanced Fund/VA - Non-Service Shares                               660,047                 5                660,052
Oppenheimer Global Securities Fund/VA - Non-Service Shares                    1,085,642                 7              1,085,649
Oppenheimer High Income Fund/VA - Non-Service Shares                            100,163                --                100,163
PIMCO VIT Real Return Portfolio - Administrative Class                       13,041,675                --             13,041,675
PIMCO VIT Short-Term Portfolio - Administrative Class                         5,997,396                 5              5,997,401
PIMCO VIT Total Return Portfolio - Administrative Class                      11,861,073                26             11,861,099
Pioneer Fund VCT Portfolio - Class I                                          3,345,341                --              3,345,341
Pioneer Growth Opportunities VCT Portfolio - Class I                          5,632,694                (1)             5,632,693
Putnam VT Diversified Income Fund - Class IB                                  7,533,333                 5              7,533,338
Putnam VT Growth and Income Fund - Class IB                                  18,083,616                 2             18,083,618
Putnam VT International Growth and Income Fund - Class IB                     5,485,413                11              5,485,424
Putnam VT Small Cap Value Fund - Class IB                                       497,050                10                497,060
Putnam VT Vista Fund - Class IB                                                  84,210                 9                 84,219
Putnam VT Voyager Fund - Class IB                                               330,361                 2                330,363
Safeco RST Core Equity Portfolio                                                     --                --                     --
Safeco RST Growth Opportunities Portfolio                                            --                --                     --
Scudder International Portfolio                                                      --                --                     --
Scudder VIT EAFE Equity Index Fund - Class A                                         --                --                     --

                             See accompanying notes.

                                     VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                                                             Investment     Due from (to) American
                                                                          securities - at   General Life Insurance
Divisions                                                                    fair value             Company           Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A                                 $    18,849              $ --            $    18,849
SunAmerica - Aggressive Growth Portfolio - Class 1                              515,184                10                515,194
SunAmerica - SunAmerica Balanced Portfolio - Class 1                            734,164                (2)               734,162
UIF Equity Growth Portfolio - Class I                                         3,715,185                 2              3,715,187
UIF High Yield Portfolio - Class I                                            1,737,699                --              1,737,699
VALIC Company I - International Equities Fund                                 1,922,532                 7              1,922,539
VALIC Company I - Mid Cap Index Fund                                         15,462,377                (6)            15,462,371
VALIC Company I - Money Market I Fund                                        34,546,134               (21)            34,546,113
VALIC Company I - Nasdaq-100 Index Fund                                       3,660,913                 1              3,660,914
VALIC Company I - Science & Technology Fund                                   1,238,061                11              1,238,072
VALIC Company I - Small Cap Index Fund                                        4,939,968                 1              4,939,969
VALIC Company I - Stock Index Fund                                           38,879,463               (16)            38,879,447
Van Kampen LIT Emerging Growth Portfolio - Class I                               56,966                (2)                56,964
Van Kampen LIT Government Portfolio - Class I                                   178,102                 6                178,108
Van Kampen LIT Growth and Income Portfolio - Class I                          5,656,142                 2              5,656,144
Vanguard VIF High Yield Bond Portfolio                                        7,207,387                (9)             7,207,378
Vanguard VIF REIT Index Portfolio                                            10,602,996                --             10,602,996

                             See accompanying notes.

                                     VL-R-3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

                                       A             B           A+B=C          D             E               F           C+D+E+F
                                   ---------  --------------  ----------  ------------  -------------  --------------  -------------
                                                                                                                          Increase
                                               Mortality and                                             Net change    (decrease) in
                                   Dividends   expense risk       Net     Net realized   Capital gain   in unrealized    net assets
                                      from          and       investment   gain (loss)  distributions   appreciation     resulting
                                     mutual   administrative    income         on        from mutual   (depreciation)       from
Divisions                            funds        charges       (loss)     investments      funds      of investments    operations
---------------------------------  ---------  --------------  ----------  ------------  -------------  --------------  -------------
AIM V.I. International Growth
   Fund - Series I                  $ 43,867     $(38,730)    $   5,137    $(110,702)      $     --      $ 1,457,449     $1,351,884
AIM V.I. Premier Equity Fund -
   Series I                           59,565      (87,464)      (27,899)    (858,843)            --        1,519,897        633,155
Alger American Leveraged AllCap
   Portfolio - Class O Shares             --       (2,723)       (2,723)         945             --           38,443         36,665
Alger American MidCap Growth
   Portfolio - Class O Shares             --       (4,502)       (4,502)       6,725             --          100,002        102,225
American Century VP Value Fund -
   Class I                           106,239      (82,657)       23,582      135,589         82,411        1,361,242      1,602,824
Ayco Growth Fund                          --           --            --           --             --               --             --
Credit Suisse Small Cap Growth
   Portfolio                              --      (11,815)      (11,815)      46,497             --          117,955        152,637
Dreyfus IP MidCap Stock Portfolio
   - Initial shares                   13,788      (22,781)       (8,993)     113,020         88,761          252,274        445,062
Dreyfus VIF Developing Leaders
   Portfolio - Initial shares         22,759      (76,886)      (54,127)      53,386             --        1,125,190      1,124,449
Dreyfus VIF Quality Bond
   Portfolio - Initial shares        322,939      (55,822)      267,117      (20,434)            --          (46,460)       200,223
Fidelity VIP Asset Manager
   Portfolio - Service Class 2        96,232      (30,375)       65,857       70,848             --           62,578        199,283
Fidelity VIP Contrafund Portfolio
   - Service Class 2                  22,639      (89,150)      (66,511)      90,445             --        1,927,155      1,951,089
Fidelity VIP Equity-Income
   Portfolio - Service Class 2       176,578      (97,992)       78,586       42,557         46,017        1,408,052      1,575,212
Fidelity VIP Growth Portfolio -
   Service Class 2                    12,019      (69,398)      (57,379)     (58,095)            --          407,041        291,567
Fidelity VIP Mid Cap Portfolio -
   Service Class 2                        --       (4,466)       (4,466)      14,660             --          158,424        168,618
Franklin Templeton - Franklin
   Small Cap Fund - Class 2               --       (1,064)       (1,064)       1,271             --           14,818         15,025
Franklin Templeton - Franklin
   Small Cap Value Securities
   Fund - Class 2                      1,180       (4,679)       (3,499)      23,931             --          157,413        177,845
Franklin Templeton - Franklin
   U.S. Government Fund - Class 2    583,797      (80,785)      503,012      (40,394)            --         (151,309)       311,309
Franklin Templeton - Mutual
   Shares Securities Fund -
   Class 2                            51,702      (47,075)        4,627      102,975             --          682,712        790,314
Franklin Templeton - Templeton
   Foreign Securities Fund -
   Class 2                            88,111      (60,364)       27,747      141,983             --        1,433,732      1,603,462
Goldman Sachs Capital Growth Fund     59,310      (40,493)       18,817       19,744             --          653,622        692,183
Janus Aspen Series International
   Growth Portfolio - Service
   Shares                             23,690      (17,948)        5,742       44,263             --          425,750        475,755
Janus Aspen Series Mid Cap Growth
   Portfolio - Service Shares             --      (15,637)      (15,637)      35,873             --          388,478        408,714
Janus Aspen Series Worldwide
   Growth Portfolio - Service
   Shares                             34,390      (24,432)        9,958      (27,447)            --          167,748        150,259
JPMorgan Mid Cap Value Portfolio         618       (2,069)       (1,451)       4,481          1,064           60,999         65,093
JPMorgan Small Company Portfolio          --       (8,288)       (8,288)      26,522             --          294,323        312,557
MFS VIT Capital Opportunities
   Series - Initial Class             12,438      (24,826)      (12,388)     (46,987)            --          490,259        430,884
MFS VIT Emerging Growth Series -
   Initial Class                          --      (88,123)      (88,123)    (853,176)            --        2,514,875      1,573,576
MFS VIT New Discovery Series -
   Initial Class                          --      (20,846)      (20,846)         (79)            --          246,557        225,632
MFS VIT Research Series -
   Initial Class                      15,347      (10,265)        5,082       (3,382)            --          222,855        224,555
MFS VIT Total Return Series -
   Initial Class                      13,455       (6,121)        7,334        5,297             --           72,622         85,253
Neuberger Berman AMT Mid-Cap
   Growth Portfolio - Class I             --      (15,534)      (15,534)       5,856             --          369,446        359,768
Neuberger Berman AMT Partners
   Portfolio - Class I                    14         (918)         (904)         667             --           21,027         20,790
Oppenheimer Balanced Fund/VA -
   Non-Service Shares                  3,402       (3,300)          102        1,569             --           50,025         51,696
Oppenheimer Global Securities
   Fund/VA - Non-Service Shares        5,019       (4,422)          597        8,496             --          139,006        148,099
Oppenheimer High Income Fund/VA -
   Non-Service Shares                  5,245         (665)        4,580         (150)            --            2,560          6,990
PIMCO VIT Real Return Portfolio -
   Administrative Class              110,503      (73,925)       36,578      173,491        394,221          311,719        916,009
PIMCO VIT Short-Term Portfolio -
   Administrative Class               70,463      (37,656)       32,807        3,265         13,531          (14,634)        34,969
PIMCO VIT Total Return Portfolio
   - Administrative Class            213,718      (79,167)      134,551       77,968        170,475           57,924        440,918
Pioneer Fund VCT Portfolio -
   Class I                                --       (1,358)       (1,358)         501             --           73,097         72,240
Pioneer Growth Opportunities VCT
   Portfolio - Class I                    --       (2,330)       (2,330)         976             --          156,168        154,814
Putnam VT Diversified Income Fund
   - Class IB                        546,294      (29,000)      517,294       26,141             --          (17,044)       526,391
Putnam VT Growth and Income Fund
   - Class IB                        237,545      (94,091)      143,454      (55,906)            --        1,522,181      1,609,729
Putnam VT International Growth
   and Income Fund - Class IB         64,926      (34,898)       30,028       32,665             --          857,207        919,900
Putnam VT Small Cap Value Fund -
   Class IB                            1,521       (3,232)       (1,711)      10,858             --           91,048        100,195
Putnam VT Vista Fund - Class IB           --         (582)         (582)        (433)            --           13,691         12,676
Putnam VT Voyager Fund - Class IB        707       (2,322)       (1,615)      (5,058)            --           19,350         12,677

                             See accompanying notes.

                                     VL-R-4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                       A             B           A+B=C          D             E               F           C+D+E+F
                                   ---------  --------------  ----------  ------------  -------------  --------------  -------------
                                                                                                                          Increase
                                               Mortality and                                             Net change    (decrease) in
                                   Dividends   expense risk       Net     Net realized   Capital gain   in unrealized    net assets
                                      from          and       investment   gain (loss)  distributions   appreciation     resulting
                                     mutual   administrative    income         on        from mutual   (depreciation)       from
Divisions                            funds        charges       (loss)     investments      funds      of investments    operations
---------------------------------  ---------  --------------  ----------  ------------  -------------  --------------  -------------
Safeco RST Core Equity Portfolio    $ 35,542    $ (21,220)     $ 14,322   $   258,706      $     --     $  (128,898)     $  144,130
Safeco RST Growth Opportunities
   Portfolio                              --      (35,015)      (35,015)    1,154,898            --        (244,287)        875,596
Scudder International Portfolio           --           --            --            --            --              --              --
Scudder VIT EAFE Equity Index
   Fund - Class A                         --           --            --            --            --              --              --
Scudder VIT Equity 500 Index Fund
   - Class A                             181         (126)           55          (110)           --           1,752           1,697
SunAmerica - Aggressive Growth
   Portfolio - Class 1                    --       (2,504)       (2,504)        7,078            --          59,599          64,173
SunAmerica - SunAmerica Balanced
   Portfolio - Class 1                 9,712       (3,790)        5,922         2,574            --          30,488          38,984
UIF Equity Growth Portfolio -
   Class I                             6,462      (26,788)      (20,326)     (366,107)           --         618,080         231,647
UIF High Yield Portfolio -
   Class I                           104,519      (11,862)       92,657       (82,802)           --         133,762         143,617
VALIC Company I - International
   Equities Fund                      23,532      (11,407)       12,125        12,197            --         260,211         284,533
VALIC Company I - Mid Cap Index
   Fund                              116,137      (97,676)       18,461        63,445       261,970       1,692,164       2,036,040
VALIC Company I - Money Market I
   Fund                              263,686     (226,753)       36,933            --            --              --          36,933
VALIC Company I - Nasdaq-100
   Index Fund                         19,308      (22,187)       (2,879)       14,891            --         286,502         298,514
VALIC Company I - Science &
   Technology Fund                        --       (7,500)       (7,500)      (18,283)           --          42,141          16,358
VALIC Company I - Small Cap Index
   Fund                               35,938      (28,965)        6,973       104,457            --         559,064         670,494
VALIC Company I - Stock Index
   Fund                              639,701     (287,922)      351,779    (1,394,158)      528,082       3,691,151       3,176,854
Van Kampen LIT Emerging Growth
   Portfolio - Class I                    --         (434)         (434)       (2,236)           --           5,913           3,243
Van Kampen LIT Government
   Portfolio - Class I                 8,349       (1,347)        7,002          (866)           --            (347)          5,789
Van Kampen LIT Growth and Income
   Portfolio - Class I                43,919      (33,792)       10,127        51,123            --         589,542         650,792
Vanguard VIF High Yield Bond
   Portfolio                         321,153      (38,190)      282,963        94,067            --          70,046         447,076
Vanguard VIF REIT Index Portfolio    202,057      (54,992)      147,065       151,782       133,973       1,752,276       2,185,096

                             See accompanying notes.

                                     VL-R-5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Divisions
                                                        ----------------------------------------------------------------------------
                                                           AIM V.I.                           Alger American        Alger American
                                                        International   AIM V.I. Premier     Leveraged AllCap       MidCap Growth
                                                        Growth Fund -     Equity Fund -    Portfolio - Class O   Portfolio - Class O
                                                           Series I         Series I              Shares                Shares
                                                        -------------   ----------------   -------------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $    5,137       $   (27,899)          $ (2,723)             $  (4,502)
   Net realized gain (loss) on investments                 (110,702)         (858,843)               945                  6,725
   Capital gain distributions from mutual funds                  --                --                 --                     --
   Net change in unrealized appreciation
      (depreciation) of investments                       1,457,449         1,519,897             38,443                100,002
                                                         ----------       -----------           --------              ---------
Increase (decrease) in net assets resulting from
   operations                                             1,351,884           633,155             36,665                102,225
                                                         ----------       -----------           --------              ---------

PRINCIPAL TRANSACTIONS:
   Net premiums                                           1,107,075         2,566,159            144,802                252,027
   Net transfers from (to) other Divisions or fixed
      rate option                                         1,625,322           434,945            199,138                448,338
   Internal rollovers                                            --                --                 --                     --
   Cost of insurance and other charges                     (571,652)       (1,650,680)           (62,421)              (103,751)
   Administrative charges                                   (43,784)         (100,743)            (5,136)               (11,775)
   Policy loans                                            (130,660)         (102,066)                (4)                 7,362
   Terminations and withdrawals                            (170,236)         (593,204)            (2,151)                (3,827)
                                                         ----------       -----------           --------              ---------
Increase (decrease) in net assets resulting from
   principal transactions                                 1,816,065           554,411            274,228                588,374
                                                         ----------       -----------           --------              ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   3,167,949         1,187,566            310,893                690,599

NET ASSETS:
   Beginning of year                                      4,395,204        11,964,689            234,443                302,636
                                                         ----------       -----------           --------              ---------
   End of year                                           $7,563,153       $13,152,255           $545,336              $ 993,235
                                                         ==========       ===========           ========              =========
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                          $   (4,839)      $   (43,040)          $    (41)             $    (468)
   Net realized gain (loss) on investments                 (593,810)       (1,581,995)                74                  3,238
   Capital gain distributions from mutual funds                  --                --                 --                     --
   Net change in unrealized appreciation
      (depreciation) of investments                       1,535,463         3,957,612              3,670                 23,049
                                                         ----------       -----------           --------              ---------
Increase (decrease) in net assets resulting from
   operations                                               936,814         2,332,577              3,703                 25,819
                                                         ----------       -----------           --------              ---------

PRINCIPAL TRANSACTIONS:
   Net premiums                                             993,314         2,893,233              7,670                 16,326
   Net transfers from (to) other Divisions or fixed
      rate option                                          (115,158)         (269,225)           228,598                270,505
   Internal rollovers                                            --                --                 --                     --
   Cost of insurance and other charges                     (551,493)       (1,877,618)            (4,623)                (9,040)
   Administrative charges                                   (35,209)         (111,346)              (353)                  (816)
   Policy loans                                             (26,827)          (95,683)              (552)                   185
   Terminations and withdrawals                            (276,223)         (742,081)                --                   (343)
                                                         ----------       -----------           --------              ---------
Increase (decrease) in net assets resulting from
   principal transactions                                   (11,596)         (202,720)           230,740                276,817
                                                         ----------       -----------           --------              ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     925,218         2,129,857            234,443                302,636

NET ASSETS:
   Beginning of year                                      3,469,986         9,834,832                 --                     --
                                                         ----------       -----------           --------              ---------
   End of year                                           $4,395,204       $11,964,689           $234,443              $ 302,636
                                                         ==========       ===========           ========              =========

                             See accompanying notes.

                                     VL-R-6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Divisions
                                                      -------------------------------------------------------------------------
                                                                                            Credit Suisse     Dreyfus IP MidCap
                                                       American Century VP   Ayco Growth      Small Cap       Stock Portfolio -
                                                      Value Fund - Class I      Fund       Growth Portfolio     Initial shares
                                                      --------------------   -----------   ----------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $    23,582       $        --      $  (11,815)        $   (8,993)
   Net realized gain (loss) on investments                     135,589                --          46,497            113,020
   Capital gain distributions from mutual funds                 82,411                --              --             88,761
   Net change in unrealized appreciation
      (depreciation) of investments                          1,361,242                --         117,955            252,274
                                                           -----------       -----------      ----------         ----------
Increase (decrease) in net assets resulting from
   operations                                                1,602,824                --         152,637            445,062
                                                           -----------       -----------      ----------         ----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                              2,598,492                --         393,255            839,910
   Net transfers from (to) other Divisions or fixed
      rate option                                            2,418,145                --         311,653            272,504
   Internal rollovers                                               --                --              --                 --
   Cost of insurance and other charges                      (1,278,885)               --        (181,319)          (465,356)
   Administrative charges                                     (122,898)               --         (17,417)           (40,252)
   Policy loans                                               (126,507)               --         (18,832)           (10,493)
   Terminations and withdrawals                               (246,291)               --         (15,598)           (54,244)
                                                           -----------       -----------      ----------         ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    3,242,056                --         471,742            542,069
                                                           -----------       -----------      ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      4,844,880                --         624,379            987,131

NET ASSETS:
   Beginning of year                                         9,629,773                --       1,269,414          2,859,639
                                                           -----------       -----------      ----------         ----------
   End of year                                             $14,474,653       $        --      $1,893,793         $3,846,770
                                                           ===========       ===========      ==========         ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $    13,308       $    (6,431)     $   (5,108)        $   (8,098)
   Net realized gain (loss) on investments                    (113,748)       (1,915,469)            566             15,841
   Capital gain distributions from mutual funds                     --                --              --                 --
   Net change in unrealized appreciation
      (depreciation) of investments                          2,076,101         3,756,480         298,373            603,728
                                                           -----------       -----------      ----------         ----------
Increase (decrease) in net assets resulting from
   operations                                                1,975,661         1,834,580         293,831            611,471
                                                           -----------       -----------      ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                              1,933,044            43,307         226,793            673,023
   Net transfers from (to) other Divisions or fixed
      rate option                                            2,411,560        (8,523,709)        440,490            295,454
   Internal rollovers                                               --                --              --                 --
   Cost of insurance and other charges                      (1,066,847)         (566,235)       (112,769)          (363,758)
   Administrative charges                                      (91,943)           (2,459)        (10,793)           (32,326)
   Policy loans                                               (105,937)              272           1,284             (1,791)
   Terminations and withdrawals                               (610,640)           (8,938)        (26,394)           (24,024)
                                                           -----------       -----------      ----------         ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    2,469,237        (9,057,762)        518,611            546,578
                                                           -----------       -----------      ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      4,444,898        (7,223,182)        812,442          1,158,049

NET ASSETS:
   Beginning of year                                         5,184,875         7,223,182         456,972          1,701,590
                                                           -----------       -----------      ----------         ----------
   End of year                                             $ 9,629,773       $        --      $1,269,414         $2,859,639
                                                           ===========       ===========      ==========         ==========

                             See accompanying notes.

                                     VL-R-7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Divisions
                                                 ----------------------------------------------------------------------------------
                                                     Dreyfus VIF          Dreyfus VIF                               Fidelity VIP
                                                 Developing Leaders       Quality Bond      Fidelity VIP Asset     Contrafund
                                                 Portfolio - Initial  Portfolio - Initial  Manager Portfolio -  Portfolio - Service
                                                       shares                shares            Service Class 2         Class 2
                                                 -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (54,127)         $   267,117           $   65,857          $   (66,511)
   Net realized gain (loss) on investments                53,386              (20,434)              70,848               90,445
   Capital gain distributions from mutual funds               --                   --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                    1,125,190              (46,460)              62,578            1,927,155
                                                     -----------          -----------           ----------          -----------
Increase (decrease) in net assets resulting
   from operations                                     1,124,449              200,223              199,283            1,951,089
                                                     -----------          -----------           ----------          -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                        2,465,860            1,310,857              933,973            3,355,343
   Net transfers from (to) other Divisions or
      fixed rate option                                  203,359              390,579              559,743            3,791,685
   Internal rollovers                                        262                   --              157,598                  837
   Cost of insurance and other charges                (1,335,731)            (936,290)            (482,855)          (1,402,062)
   Administrative charges                               (105,890)             (59,692)             (45,602)            (155,466)
   Policy loans                                         (194,241)              (4,094)              84,463              (42,427)
   Terminations and withdrawals                         (388,999)            (574,477)            (289,998)            (172,311)
                                                     -----------          -----------           ----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                           644,620              126,883              917,322            5,375,599
                                                     -----------          -----------           ----------          -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,769,069              327,106            1,116,605            7,326,688

NET ASSETS:
   Beginning of year                                  10,151,036            7,738,004            3,723,891            9,293,888
                                                     -----------          -----------           ----------          -----------
   End of year                                       $11,920,105          $ 8,065,110           $4,840,496          $16,620,576
                                                     ===========          ===========           ==========          ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                      $   (58,484)         $   251,226+          $   63,609          $   (32,722)
   Net realized gain (loss) on investments              (182,784)              28,230               (8,047)             226,646
   Capital gain distributions from mutual funds               --              165,946+                  --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                    2,772,382             (124,635)             419,961            2,022,921
                                                     -----------          -----------           ----------          -----------
Increase (decrease) in net assets resulting
   from operations                                     2,531,114              320,767              475,523            2,216,845
                                                     -----------          -----------           ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                        2,503,579            1,567,678              565,088            2,107,417
   Net transfers from (to) other Divisions or
      fixed rate option                                  287,248               99,791              974,862            2,236,877
   Internal rollovers                                         --                   --                   --                   --
   Cost of insurance and other charges                (1,243,407)          (1,009,427)            (387,659)          (1,041,103)
   Administrative charges                               (106,929)             (70,077)             (26,659)            (101,730)
   Policy loans                                          (86,656)            (225,675)             389,292              (92,869)
   Terminations and withdrawals                       (1,409,821)            (596,804)            (582,833)          (2,461,920)
                                                     -----------          -----------           ----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                           (55,986)            (234,514)             932,091              646,672
                                                     -----------          -----------           ----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                2,475,128               86,253            1,407,614            2,863,517

NET ASSETS:
   Beginning of year                                   7,675,908            7,651,751            2,316,277            6,430,371
                                                     -----------          -----------           ----------          -----------
   End of year                                       $10,151,036          $ 7,738,004           $3,723,891          $ 9,293,888
                                                     ===========          ===========           ==========          ===========

                             See accompanying notes.

                                     VL-R-8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Divisions
                                                 --------------------------------------------------------------------------------
                                                 Fidelity VIP Equity-     Fidelity VIP     Fidelity VIP Mid  Franklin Templeton -
                                                  Income Portfolio -   Growth Portfolio -  Cap Portfolio -    Franklin Small Cap
                                                    Service Class 2      Service Class 2    Service Class 2     Fund - Class 2
                                                 --------------------  ------------------  ----------------  --------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $    78,586          $   (57,379)       $   (4,466)         $ (1,064)
   Net realized gain (loss) on investments                 42,557              (58,095)           14,660             1,271
   Capital gain distributions from mutual funds            46,017                   --                --                --
   Net change in unrealized appreciation
      (depreciation) of investments                     1,408,052              407,041           158,424            14,818
                                                      -----------          -----------        ----------          --------
Increase (decrease) in net assets resulting
   from operations                                      1,575,212              291,567           168,618            15,025
                                                      -----------          -----------        ----------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums                                         3,290,771            2,708,198           232,349             5,217
   Net transfers from (to) other Divisions or
      fixed rate option                                 2,934,950            1,360,141           540,817            13,149
   Internal rollovers                                          --                   --                --                --
   Cost of insurance and other charges                 (1,457,940)          (1,365,721)          (89,163)           (3,831)
   Administrative charges                                (157,801)            (129,165)          (10,475)               --
   Policy loans                                           (48,429)             (49,004)          (42,088)           (2,407)
   Terminations and withdrawals                          (163,564)            (124,273)           (6,703)           (5,086)
                                                      -----------          -----------        ----------          --------
Increase (decrease) in net assets resulting
   from principal transactions                          4,397,987            2,400,176           624,737             7,042
                                                      -----------          -----------        ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 5,973,199            2,691,743           793,355            22,067

NET ASSETS:
   Beginning of year                                   11,352,970            8,798,839           325,445           135,309
                                                      -----------          -----------        ----------          --------
   End of year                                        $17,326,169          $11,490,582        $1,118,800          $157,376
                                                      ===========          ===========        ==========          ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $    79,664          $   (43,980)       $     (438)         $   (870)
   Net realized gain (loss) on investments               (172,182)            (334,820)              119              (416)
   Capital gain distributions from mutual funds                --                   --                --                --
   Net change in unrealized appreciation
      (depreciation) of investments                     2,900,788            2,738,235            27,990            35,509
                                                      -----------          -----------        ----------          --------
Increase (decrease) in net assets resulting
   from operations                                      2,808,270            2,359,435            27,671            34,223
                                                      -----------          -----------        ----------          --------

PRINCIPAL TRANSACTIONS:
   Net premiums                                         2,363,111            2,194,072            23,093             5,767
   Net transfers from (to) other Divisions or
      fixed rate option                                 2,127,316            1,244,332           281,977             6,443
   Internal rollovers                                          --                   --                --                --
   Cost of insurance and other charges                 (1,086,303)          (1,020,329)           (6,292)           (3,612)
   Administrative charges                                (114,113)            (107,447)           (1,004)               --
   Policy loans                                             6,155               (9,205)               --               (44)
   Terminations and withdrawals                        (2,436,613)          (2,518,247)               --              (124)
                                                      -----------          -----------        ----------          --------
Increase (decrease) in net assets resulting
   from principal transactions                            859,553             (216,824)          297,774             8,430
                                                      -----------          -----------        ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,667,823            2,142,611           325,445            42,653

NET ASSETS:
   Beginning of year                                    7,685,147            6,656,228                --            92,656
                                                      -----------          -----------        ----------          --------
   End of year                                        $11,352,970          $ 8,798,839        $  325,445          $135,309
                                                      ===========          ===========        ==========          ========

                             See accompanying notes.

                                     VL-R-9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                   Divisions
                                                 ---------------------------------------------------------------------------
                                                                          Franklin         Franklin
                                                 Franklin Templeton -   Templeton -       Templeton -     Franklin Templeton
                                                  Franklin Small Cap   Franklin U.S.     Mutual Shares       - Templeton
                                                   Value Securities      Government    Securities Fund -  Foreign Securities
                                                    Fund - Class 2     Fund - Class 2       Class 2         Fund - Class 2
                                                 --------------------  --------------  -----------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   (3,499)       $   503,012        $    4,627         $    27,747
   Net realized gain (loss) on investments                23,931            (40,394)          102,975             141,983
   Capital gain distributions from mutual funds               --                 --                --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                      157,413           (151,309)          682,712           1,433,732
                                                      ----------        -----------        ----------         -----------
Increase (decrease) in net assets resulting
   from operations                                       177,845            311,309           790,314           1,603,462
                                                      ----------        -----------        ----------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          308,150            483,812           556,813             785,524
   Net transfers from (to) other Divisions or
      fixed rate option                                  607,846            (94,845)        1,027,855           3,029,410
   Internal rollovers                                         --                 --                --                  --
   Cost of insurance and other charges                   (97,500)          (920,094)         (511,405)           (576,892)
   Administrative charges                                (14,755)           (23,307)          (26,036)            (33,616)
   Policy loans                                          (46,611)            14,642            (2,740)             13,595
   Terminations and withdrawals                           (3,749)           (51,752)         (101,897)            (64,380)
                                                      ----------        -----------        ----------         -----------
Increase (decrease) in net assets resulting
   from principal transactions                           753,381           (591,544)          942,590           3,153,641
                                                      ----------        -----------        ----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  931,226           (280,235)        1,732,904           4,757,103

NET ASSETS:
   Beginning of year                                     243,999         11,755,086         5,991,711           6,509,305
                                                      ----------        -----------        ----------         -----------
   End of year                                        $1,175,225        $11,474,851        $7,724,615         $11,266,408
                                                      ==========        ===========        ==========         ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $     (333)       $   409,789        $   16,569         $    49,505
   Net realized gain (loss) on investments                   714            (20,622)           18,441              26,313
   Capital gain distributions from mutual funds               --                 --                --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                       29,112           (230,914)        1,104,782           1,404,968
                                                      ----------        -----------        ----------         -----------
Increase (decrease) in net assets resulting
   from operations                                        29,493            158,253         1,139,792           1,480,786
                                                      ----------        -----------        ----------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           19,349            490,325           248,378             231,810
   Net transfers from (to) other Divisions or
      fixed rate option                                  201,273          3,185,489           665,193             856,708
   Internal rollovers                                         --                 --                --                  --
   Cost of insurance and other charges                    (4,995)          (848,459)         (410,405)           (397,656)
   Administrative charges                                   (876)           (24,478)          (11,828)             (9,953)
   Policy loans                                             (245)            (2,967)             (644)             (4,301)
   Terminations and withdrawals                               --            (83,914)         (105,409)             (5,539)
                                                      ----------        -----------        ----------         -----------
Increase (decrease) in net assets resulting
   from principal transactions                           214,506          2,715,996           385,285             671,069
                                                      ----------        -----------        ----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  243,999          2,874,249         1,525,077           2,151,855

NET ASSETS:
   Beginning of year                                          --          8,880,837         4,466,634           4,357,450
                                                      ----------        -----------        ----------         -----------
   End of year                                        $  243,999        $11,755,086        $5,991,711         $ 6,509,305
                                                      ==========        ===========        ==========         ===========

                             See accompanying notes.

                                     VL-R-10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Divisions
                                                 ---------------------------------------------------------------------------
                                                                Janus Aspen Series  Janus Aspen Series   Janus Aspen Series
                                                    Goldman        International       Mid Cap Growth      Worldwide Growth
                                                 Sachs Capital  Growth Portfolio -  Portfolio - Service  Portfolio - Service
                                                  Growth Fund     Service Shares          Shares               Shares
                                                 -------------  ------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                    $   18,817        $    5,742          $  (15,637)         $    9,958
   Net realized gain (loss) on investments             19,744            44,263              35,873             (27,447)
   Capital gain distributions from mutual funds            --                --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                   653,622           425,750             388,478             167,748
                                                   ----------        ----------          ----------          ----------
Increase (decrease) in net assets resulting
   from operations                                    692,183           475,755             408,714             150,259
                                                   ----------        ----------          ----------          ----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                            --           621,695             684,998           1,027,383
   Net transfers from (to) other Divisions or
      fixed rate option                                   192           481,455             (63,955)             39,909
   Internal rollovers                                      --                --                  --                  --
   Cost of insurance and other charges               (493,114)         (318,961)           (356,957)           (495,065)
   Administrative charges                                (250)          (30,145)            (33,627)            (50,894)
   Policy loans                                        (3,400)          (45,337)            (26,889)            (16,897)
   Terminations and withdrawals                        (1,688)          (43,661)            (55,907)            (45,697)
                                                   ----------        ----------          ----------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                       (498,260)          665,046             147,663             458,739
                                                   ----------        ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               193,923         1,140,801             556,377             608,998

NET ASSETS:
   Beginning of year                                8,501,182         2,140,097           2,087,513           3,410,075
                                                   ----------        ----------          ----------          ----------
   End of year                                     $8,695,105        $3,280,898          $2,643,890          $4,019,073
                                                   ==========        ==========          ==========          ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                    $   (1,352)       $    4,644          $  (10,749)         $    4,640
   Net realized gain (loss) on investments                269           (50,569)            (27,446)           (108,229)
   Capital gain distributions from mutual funds            --                --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                   186,155           577,849             504,583             717,239
                                                   ----------        ----------          ----------          ----------
Increase (decrease) in net assets resulting
   from operations                                    185,072           531,924             466,388             613,650
                                                   ----------        ----------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                            --           552,095             685,443           1,034,656
   Net transfers from (to) other Divisions or
      fixed rate option                             8,330,325           104,648             259,924             444,690
   Internal rollovers                                      --                --                  --                  --
   Cost of insurance and other charges                (13,551)         (210,933)           (324,758)           (454,566)
   Administrative charges                                 (15)          (26,519)            (33,718)            (50,983)
   Policy loans                                            --           (30,308)             (2,492)             (6,625)
   Terminations and withdrawals                          (649)          (45,629)            (34,006)           (273,289)
                                                   ----------        ----------          ----------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                      8,316,110           343,354             550,393             693,883
                                                   ----------        ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             8,501,182           875,278           1,016,781           1,307,533

NET ASSETS:
   Beginning of year                                       --         1,264,819           1,070,732           2,102,542
                                                   ----------        ----------          ----------          ----------
   End of year                                     $8,501,182        $2,140,097          $2,087,513          $3,410,075
                                                   ==========        ==========          ==========          ==========

                             See accompanying notes.

                                     VL-R-11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Divisions
                                                          -----------------------------------------------------------------------
                                                                                               MFS VIT Capital
                                                                             JPMorgan Small     Opportunities    MFS VIT Emerging
                                                          JPMorgan Mid Cap       Company      Series - Initial   Growth Series -
                                                           Value Portfolio      Portfolio           Class          Initial Class
                                                          ----------------   --------------   ----------------   ----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $ (1,451)        $   (8,288)       $  (12,388)       $   (88,123)
   Net realized gain (loss) on investments                       4,481             26,522           (46,987)          (853,176)
   Capital gain distributions from mutual funds                  1,064                 --                --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                            60,999            294,323           490,259          2,514,875
                                                              --------         ----------        ----------        -----------
Increase (decrease) in net assets resulting from
   operations                                                   65,093            312,557           430,884          1,573,576
                                                              --------         ----------        ----------        -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                186,753            359,973         1,023,618          3,316,924
   Net transfers from (to) other Divisions or fixed
      rate option                                              195,630            506,674           149,381          1,069,813
   Internal rollovers                                               --                 --               471                 --
   Cost of insurance and other charges                         (46,623)          (153,582)         (567,534)        (1,597,659)
   Administrative charges                                       (8,208)           (17,399)          (50,372)          (135,864)
   Policy loans                                                   (355)           (10,883)          (17,494)           (90,796)
   Terminations and withdrawals                                 (4,738)           (20,485)          (46,023)          (358,601)
                                                              --------         ----------        ----------        -----------
Increase (decrease) in net assets resulting from
   principal transactions                                      322,459            664,298           492,047          2,203,817
                                                              --------         ----------        ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        387,552            976,855           922,931          3,777,393

NET ASSETS:
   Beginning of year                                           122,097            808,287         3,294,819         10,890,953
                                                              --------         ----------        ----------        -----------
   End of year                                                $509,649         $1,785,142        $4,217,750        $14,668,346
                                                              ========         ==========        ==========        ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                               $   (201)        $   (3,626)       $  (12,512)       $   (63,944)
   Net realized gain (loss) on investments                          --              1,128           (76,292)        (1,772,200)
   Capital gain distributions from mutual funds                     --                 --                --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                            10,159            175,505           748,094          4,119,769
                                                              --------         ----------        ----------        -----------
Increase (decrease) in net assets resulting from
   operations                                                    9,958            173,007           659,290          2,283,625
                                                              --------         ----------        ----------        -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                  6,420            184,262           978,715          2,882,107
   Net transfers from (to) other Divisions or fixed
      rate option                                              111,047            242,922           242,910            636,191
   Internal rollovers                                               --                 --                --                 --
   Cost of insurance and other charges                          (4,705)           (91,397)         (530,646)        (1,658,472)
   Administrative charges                                         (316)            (9,053)          (48,492)          (105,154)
   Policy loans                                                   (307)            (2,767)           (1,264)           (60,579)
   Terminations and withdrawals                                     --             (9,405)         (133,731)          (390,492)
                                                              --------         ----------        ----------        -----------
Increase (decrease) in net assets resulting from
   principal transactions                                      112,139            314,562           507,492          1,303,601
                                                              --------         ----------        ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        122,097            487,569         1,166,782          3,587,226

NET ASSETS:
   Beginning of year                                                --            320,718         2,128,037          7,303,727
                                                              --------         ----------        ----------        -----------
   End of year                                                $122,097         $  808,287        $3,294,819        $10,890,953
                                                              ========         ==========        ==========        ===========

                             See accompanying notes.

                                     VL-R-12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Divisions
                                                  -----------------------------------------------------------------------------
                                                     MFS VIT New       MFS VIT Research    MFS VIT Total      Neuberger Berman
                                                  Discovery Series -   Series - Initial   Return Series -    AMT Mid-Cap Growth
                                                    Initial Class           Class          Initial Class    Portfolio - Class I
                                                  ------------------   ----------------   ---------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (20,846)         $    5,082          $  7,334          $  (15,534)
   Net realized gain (loss) on investments                   (79)             (3,382)            5,297               5,856
   Capital gain distributions from mutual funds               --                  --                --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                      246,557             222,855            72,622             369,446
                                                      ----------          ----------          --------          ----------
Increase (decrease) in net assets resulting
   from operations                                       225,632             224,555            85,253             359,768
                                                      ----------          ----------          --------          ----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                          812,401             493,307             7,022             643,527
   Net transfers from (to) other Divisions
      or fixed rate option                               354,915              78,407           134,849             443,552
   Internal rollovers                                        628                  --                --                  --
   Cost of insurance and other charges                  (436,972)           (263,159)          (56,987)           (338,096)
   Administrative charges                                (38,696)            (23,442)               --             (31,384)
   Policy loans                                           (6,318)                216                57             (53,163)
   Terminations and withdrawals                         (540,934)            (13,043)          (10,043)            (77,549)
                                                      ----------          ----------          --------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                           145,024             272,286            74,898             586,887
                                                      ----------          ----------          --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  370,656             496,841           160,151             946,655

NET ASSETS:
   Beginning of year                                   3,082,146           1,284,947           752,783           1,861,343
                                                      ----------          ----------          --------          ----------
   End of year                                        $3,452,802          $1,781,788          $912,934          $2,807,998
                                                      ==========          ==========          ========          ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $  (16,667)         $     (639)         $  6,275          $  (12,820)
   Net realized gain (loss) on investments               (77,770)            (31,868)           (5,273)            (59,197)
   Capital gain distributions from mutual funds               --                  --                --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                      763,494             260,832            96,968             622,686
                                                      ----------          ----------          --------          ----------
Increase (decrease) in net assets resulting
   from operations                                       669,057             228,325            97,970             550,669
                                                      ----------          ----------          --------          ----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                          648,572             425,030             5,366             534,232
   Net transfers from (to) other Divisions
      or fixed rate option                               525,864              84,559            90,955             222,849
   Internal rollovers                                         --                  --                --                  --
   Cost of insurance and other charges                  (319,494)           (221,546)          (51,740)           (266,006)
   Administrative charges                                (30,969)            (21,146)               --             (26,362)
   Policy loans                                           (1,949)             (8,345)               --             (11,148)
   Terminations and withdrawals                          (80,358)            (19,454)          (54,153)           (929,746)
                                                      ----------          ----------          --------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                           741,666             239,098            (9,572)           (476,181)
                                                      ----------          ----------          --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,410,723             467,423            88,398              74,488

NET ASSETS:
   Beginning of year                                   1,671,423             817,524           664,385           1,786,855
                                                      ----------          ----------          --------          ----------
   End of year                                        $3,082,146          $1,284,947          $752,783          $1,861,343
                                                      ==========          ==========          ========          ==========

                             See accompanying notes.

                                     VL-R-13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                                           Oppenheimer         Oppenheimer      Oppenheimer High
                                                     Neuberger Berman    Balanced Fund/VA   Global Securities   Income Fund/VA -
                                                       AMT Partners        - Non-Service      Fund/VA - Non-      Non-Service
                                                   Portfolio - Class I        Shares          Service Shares         Shares
                                                   -------------------   ----------------   -----------------   ----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $   (904)          $     102          $       597         $   4,580
   Net realized gain (loss) on investments                    667               1,569                8,496              (150)
   Capital gain distributions from mutual funds                --                  --                   --                --
   Net change in unrealized appreciation
      (depreciation) of investments                        21,027              50,025              139,006             2,560
                                                         --------           ---------          -----------         ---------
Increase (decrease) in net assets resulting from
   operations                                              20,790              51,696              148,099             6,990
                                                         --------           ---------          -----------         ---------

PRINCIPAL TRANSACTIONS:
   Net premiums                                             5,473             159,444              269,594             5,599
   Net transfers from (to) other Divisions or
      fixed rate option                                     3,403             376,838              619,962            23,072
   Internal rollovers                                          --                  --                   --                --
   Cost of insurance and other charges                     (3,270)            (37,445)             (97,905)           (3,399)
   Administrative charges                                      --              (3,886)             (12,984)               --
   Policy loans                                                --                (387)             (16,667)           (1,774)
   Terminations and withdrawals                            (5,347)             (2,591)              (2,087)           (1,803)
                                                         --------           ---------          -----------         ---------
Increase (decrease) in net assets resulting from
   principal transactions                                     259             491,973              759,913            21,695
                                                         --------           ---------          -----------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    21,049             543,669              908,012            28,685

NET ASSETS:
   Beginning of year                                      116,594             116,383              177,637            71,478
                                                         --------           ---------          -----------         ---------
   End of year                                           $137,643           $ 660,052          $ 1,085,649         $ 100,163
                                                         ========           =========          ===========         =========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                          $   (788)          $     (91)         $      (134)        $   7,742
   Net realized gain (loss) on investments                   (226)                  8                  659            (8,505)
   Capital gain distributions from mutual funds                --                  --                   --                --
   Net change in unrealized appreciation
      (depreciation) of investments                        30,029               6,321               19,921            17,487
                                                         --------           ---------          -----------         ---------
Increase (decrease) in net assets resulting from
   operations                                              29,015               6,238               20,446            16,724
                                                         --------           ---------          -----------         ---------

PRINCIPAL TRANSACTIONS:
   Net premiums                                             5,114               3,591               14,355             1,531
   Net transfers from (to) other Divisions or
      fixed rate option                                     1,183             108,982              147,158             3,074
   Internal rollovers                                          --                  --                   --                --
   Cost of insurance and other charges                     (2,976)             (1,950)              (3,274)           (2,533)
   Administrative charges                                      --                (171)                (741)               --
   Policy loans                                                --                (307)                (307)               --
   Terminations and withdrawals                                --                  --                   --           (57,763)
                                                         --------           ---------          -----------         ---------
Increase (decrease) in net assets resulting from
   principal transactions                                   3,321             110,145              157,191           (55,691)
                                                         --------           ---------          -----------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    32,336             116,383              177,637           (38,967)

NET ASSETS:
   Beginning of year                                       84,258                  --                   --           110,445
                                                         --------           ---------          -----------         ---------
   End of year                                           $116,594           $ 116,383          $   177,637         $  71,478
                                                         ========           =========          ===========         =========

                             See accompanying notes.

                                     VL-R-14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Divisions
                                                          ------------------------------------------------------------------------
                                                           PIMCO VIT Real    PIMCO VIT Short     PIMCO VIT Total
                                                          Return Portfolio-  -Term Portfolio-   Return Portfolio-    Pioneer Fund
                                                          Administrative      Administrative      Administrative    VCT Portfolio-
                                                               Class               Class              Class             Class I
                                                          ----------------   ----------------   -----------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                             $    36,578         $   32,807        $   134,551         $   (1,358)
   Net realized gain (loss) on investments                      173,491              3,265             77,968                501
   Capital gain distributions from mutual funds                 394,221             13,531            170,475                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                            311,719            (14,634)            57,924             73,097
                                                            -----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
   operations                                                   916,009             34,969            440,918             72,240
                                                            -----------         ----------        -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                               2,176,398            981,480          2,333,234             19,619
   Net transfers from (to) other Divisions or fixed
      rate option                                             3,469,820          1,182,171            (39,015)         3,303,904
   Internal rollovers                                               733                 --                 --                 --
   Cost of insurance and other charges                       (1,664,055)          (533,184)        (1,319,888)           (19,125)
   Administrative charges                                      (103,711)           (44,374)          (110,507)              (692)
   Policy loans                                                 (55,840)           (19,362)            46,506                432
   Terminations and withdrawals                                (214,073)          (101,086)          (230,772)           (31,037)
                                                            -----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
   principal transactions                                     3,609,272          1,465,645            679,558          3,273,101
                                                            -----------         ----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       4,525,281          1,500,614          1,120,476          3,345,341

NET ASSETS:
   Beginning of year                                          8,516,394          4,496,787         10,740,623                 --
                                                            -----------         ----------        -----------         ----------
   End of year                                              $13,041,675         $5,997,401        $11,861,099         $3,345,341
                                                            ===========         ==========        ===========         ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                             $   133,974+        $   37,452        $   212,092 +       $       --
   Net realized gain (loss) on investments                      304,617              4,733             75,409                 --
   Capital gain distributions from mutual funds                 173,308+             5,940             83,844 +               --
   Net change in unrealized appreciation (depreciation)
      of investments                                            (53,420)             1,466             17,793                 --
                                                            -----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
   operations                                                   558,479             49,591            389,138                 --
                                                            -----------         ----------        -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                               2,271,260            671,086          2,104,538                 --
   Net transfers from (to) other Divisions or fixed
      rate option                                             1,416,476          1,947,753          1,352,598
   Internal rollovers                                                --                 --                 --                 --
   Cost of insurance and other charges                         (983,514)          (426,413)        (1,103,217)                --
   Administrative charges                                      (106,171)           (32,641)          (100,344)                --
   Policy loans                                                (276,152)            11,267            (71,282)                --
   Terminations and withdrawals                                (486,420)          (167,101)          (272,047)                --
                                                            -----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
   principal transactions                                     1,835,479          2,003,951          1,910,246                 --
                                                            -----------         ----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       2,393,958          2,053,542          2,299,384                 --

NET ASSETS:
Beginning of year                                             6,122,436          2,443,245          8,441,239                 --
                                                            -----------         ----------        -----------         ----------
End of year                                                 $ 8,516,394         $4,496,787        $10,740,623         $       --
                                                            ===========         ==========        ===========         ==========

                             See accompanying notes.

                                     VL-R-15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                            Divisions
                                                          -----------------------------------------------------------------------
                                                                                                                      Putnam VT
                                                                                  Putnam VT                         International
                                                             Pioneer Growth      Diversified   Putnam VT  Growth     Growth  and
                                                           Opportunities VCT    Income Fund-   and Income Fund-    Income Fund -
                                                          Portfolio - Class I     Class IB          Class IB          Class IB
                                                          -------------------   ------------   -----------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $    (2,330)      $   517,294      $    143,454       $    30,028
   Net realized gain (loss) on investments                            976            26,141           (55,906)           32,665
   Capital gain distributions from mutual funds                        --                --                --                --
   Net change in unrealized appreciation (depreciation)
      of investments                                              156,168           (17,044)        1,522,181           857,207
                                                              -----------       -----------      ------------       -----------
Increase (decrease) in net assets resulting from
   operations                                                     154,814           526,391         1,609,729           919,900
                                                              -----------       -----------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                    36,164         1,570,258         3,652,809           814,291
   Net transfers from (to) other Divisions or fixed
      rate option                                               5,532,368           158,434           342,034          (655,262)
   Internal rollovers                                                  --                --                --               523
   Cost of insurance and other charges                            (30,992)         (293,089)       (1,469,258)         (518,773)
   Administrative charges                                          (1,381)         (123,547)         (217,556)          (35,336)
   Policy loans                                                    (4,152)          (12,670)         (111,998)          (14,803)
   Terminations and withdrawals                                   (54,128)         (161,734)         (243,358)          (88,279)
                                                              -----------       -----------      ------------       -----------
Increase (decrease) in net assets resulting from
   principal transactions                                       5,477,879         1,137,652         1,952,673          (497,639)
                                                              -----------       -----------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         5,632,693         1,664,043         3,562,402           422,261

NET ASSETS:
   Beginning of year                                                   --         5,869,295        14,521,216         5,063,163
                                                              -----------       -----------      ------------       -----------
   End of year                                                $ 5,632,693       $ 7,533,338      $ 18,083,618       $ 5,485,424
                                                              ===========       ===========      ============       ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                               $        --       $   337,503      $    126,761       $    45,773
   Net realized gain (loss) on investments                             --           (10,841)         (366,503)           28,250
   Capital gain distributions from mutual funds                        --                --                --                --
   Net change in unrealized appreciation (depreciation)
      of investments                                                   --           444,180         3,033,842         1,725,291
                                                              -----------       -----------      ------------       -----------
Increase (decrease) in net assets resulting from
   operations                                                          --           770,842         2,794,100         1,799,314
                                                              -----------       -----------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        --         1,658,759         3,872,320           987,946
   Net transfers from (to) other Divisions or fixed
      rate option                                                      --           393,258           763,265           175,916
   Internal rollovers                                                  --                --                --                --
   Cost of insurance and other charges                                 --          (266,249)       (1,433,233)         (463,675)
   Administrative charges                                              --          (131,765)         (227,454)          (42,520)
   Policy loans                                                        --           (57,380)          (62,002)          (10,928)
   Terminations and withdrawals                                        --           (84,372)         (781,349)       (1,825,361)
                                                              -----------       -----------      ------------       -----------
Increase (decrease) in net assets resulting from
   principal transactions                                              --         1,512,251         2,131,547        (1,178,622)
                                                              -----------       -----------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                --         2,283,093         4,925,647           620,692

NET ASSETS:
   Beginning of year                                                   --         3,586,202         9,595,569         4,442,471
                                                              -----------       -----------      ------------       -----------
   End of year                                                $        --       $ 5,869,295      $ 14,521,216       $ 5,063,163
                                                              ===========       ===========      ============       ===========

                            See accompanying notes.

                                     VL-R-16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                           Divisions
                                                          ------------------------------------------------------------------------
                                                          Putnam VT Small
                                                          Cap Value Fund -  Putnam VT Vista   Putnam VT Voyager    Safeco RST Core
                                                              Class IB      Fund - Class IB    Fund - Class IB    Equity Portfolio
                                                          ---------------   ---------------   -----------------   ----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $ (1,711)          $  (582)          $  (1,615)         $    14,322
   Net realized gain (loss) on investments                     10,858              (433)             (5,058)             258,706
   Capital gain distributions from mutual funds                    --                --                  --                   --
   Net change in unrealized appreciation (depreciation)
      of investments                                           91,048            13,691              19,350             (128,898)
                                                             --------           -------           ---------          -----------
Increase (decrease) in net assets resulting from
   operations                                                 100,195            12,676              12,677              144,130
                                                             --------           -------           ---------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                12,736             1,897               6,693              465,219
   Net transfers from (to) other Divisions or fixed
      rate option                                               3,785             2,751              67,851           (3,365,906)
   Internal rollovers                                              --                --                  --                   --
   Cost of insurance and other charges                        (12,817)           (1,917)            (17,531)            (302,345)
   Administrative charges                                          --                --                  --              (17,577)
   Policy loans                                                (5,980)           (3,773)             (6,102)              (8,834)
   Terminations and withdrawals                                (7,874)             (501)                 --              (71,255)
                                                             --------           -------           ---------          -----------
Increase (decrease) in net assets resulting from
   principal transactions                                     (10,150)           (1,543)             50,911           (3,300,698)
                                                             --------           -------           ---------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        90,045            11,133              63,588           (3,156,568)

NET ASSETS:
   Beginning of year                                          407,015            73,086             266,775            3,156,568
                                                             --------           -------           ---------          -----------
   End of year                                               $497,060           $84,219           $ 330,363          $        --
                                                             ========           =======           =========          ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                              $ (1,469)          $  (335)          $    (780)         $     6,591
   Net realized gain (loss) on investments                      1,539               (23)            (19,611)            (246,197)
   Capital gain distributions from mutual funds                    --                --                  --                   --
   Net change in unrealized appreciation (depreciation)
      of investments                                          132,063            17,731              63,728              878,719
                                                             --------           -------           ---------          -----------
Increase (decrease) in net assets resulting from
   operations                                                 132,133            17,373              43,337              639,113
                                                             --------           -------           ---------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                 7,836             2,517               3,522              758,391
   Net transfers from (to) other Divisions or fixed
      rate option                                              21,555             2,556              78,006             (190,682)
   Internal rollovers                                              --                --                  --                   --
   Cost of insurance and other charges                        (12,245)           (1,845)            (13,251)            (367,928)
   Administrative charges                                          --                --                  --              (26,290)
   Policy loans                                                (3,983)               --                 (54)             (52,990)
   Terminations and withdrawals                                  (183)               --             (55,887)            (416,636)
                                                             --------           -------           ---------          -----------
Increase (decrease) in net assets resulting from
   principal transactions                                      12,980             3,228              12,336             (296,135)
                                                             --------           -------           ---------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       145,113            20,601              55,673              342,978

NET ASSETS:
   Beginning of year                                          261,902            52,485             211,102            2,813,590
                                                             --------           -------           ---------          -----------
   End of year                                               $407,015           $73,086           $ 266,775          $ 3,156,568
                                                             ========           =======           =========          ===========

                            See accompanying notes.

                                     VL-R-17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                              Divisions
                                                  -----------------------------------------------------------------
                                                   Safeco RST                      Scudder VIT
                                                     Growth          Scudder       EAFE Equity   Scudder VIT Equity
                                                  Opportunities   International   Index Fund -    500 Index Fund -
                                                    Portfolio       Portfolio        Class A           Class A
                                                  -------------   -------------   ------------   ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                    $   (35,015)        $--             $--             $    55
   Net realized gain (loss) on investments           1,154,898          --              --                (110)
   Capital gain distributions from mutual funds             --          --              --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                   (244,287)         --              --               1,752
                                                   -----------         ---             ---             -------
Increase (decrease) in net assets resulting
   from operations                                     875,596          --              --               1,697
                                                   -----------         ---             ---             -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                        809,051          --              --               3,902
   Net transfers from (to) other Divisions or
      fixed rate option                             (5,863,505)         --              --                  (1)
   Internal rollovers                                       --          --              --                  --
   Cost of insurance and other charges                (523,246)         --              --              (2,197)
   Administrative charges                              (33,179)         --              --                  --
   Policy loans                                       (130,912)         --              --                  --
   Terminations and withdrawals                       (162,819)         --              --                  --
                                                   -----------         ---             ---             -------
Increase (decrease) in net assets resulting
   from principal transactions                      (5,904,610)         --              --               1,704
                                                   -----------         ---             ---             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (5,029,014)         --              --               3,401
NET ASSETS:
   Beginning of year                                 5,029,014          --              --              15,448
                                                   -----------         ---             ---             -------
   End of year                                     $        --         $--             $--             $18,849
                                                   ===========         ===             ===             =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                    $   (29,697)        $--             $--             $    88
   Net realized gain (loss) on investments            (419,891)         --              --                (117)
   Capital gain distributions from mutual funds             --          --              --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                  1,933,768          --              --               3,269
                                                   -----------         ---             ---             -------
Increase (decrease) in net assets resulting
   from operations                                   1,484,180          --              --               3,240
                                                   -----------         ---             ---             -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                      1,109,783          --              --               2,601
   Net transfers from (to) other Divisions or
      fixed rate option                               (216,155)         (3)             (2)                  1
   Internal rollovers                                       --          --              --                  --
   Cost of insurance and other charges                (616,883)         --              --              (2,097)
   Administrative charges                              (44,183)         --              --                  --
   Policy loans                                        (89,094)         --              --                  --
   Terminations and withdrawals                       (332,512)         --              --                  --
                                                   -----------         ---             ---             -------
Increase (decrease) in net assets resulting
   from principal transactions                        (189,044)         (3)             (2)                505
                                                   -----------         ---             ---             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,295,136          (3)             (2)              3,745
NET ASSETS:
   Beginning of year                                 3,733,878           3               2              11,703
                                                   -----------         ---             ---             -------
   End of year                                     $ 5,029,014         $--             $--             $15,448
                                                   ===========         ===             ===             =======

                             See accompanying notes.

                                     VL-R-18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Divisions
                                                 --------------------------------------------------------------------------------
                                                                          SunAmerica -
                                                    SunAmerica -           SunAmerica          UIF Equity
                                                  Aggressive Growth   Balanced Portfolio -  Growth Portfolio    UIF High Yield
                                                 Portfolio - Class 1         Class 1            - Class I     Portfolio - Class I
                                                 -------------------  --------------------  ----------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $ (2,504)            $   5,922          $  (20,326)         $   92,657
   Net realized gain (loss) on investments                7,078                 2,574            (366,107)            (82,802)
   Capital gain distributions from mutual funds              --                    --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                      59,599                30,488             618,080             133,762
                                                       --------             ---------          ----------          ----------
Increase (decrease) in net assets resulting
   from operations                                       64,173                38,984             231,647             143,617
                                                       --------             ---------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                         155,581               315,273             745,909             257,386
   Net transfers from (to) other Divisions or
      fixed rate option                                 135,233               172,538            (322,697)           (178,468)
   Internal rollovers                                        --                    --                  --                  --
   Cost of insurance and other charges                  (67,546)             (122,587)           (450,162)           (149,087)
   Administrative charges                                (7,525)              (14,790)            (23,465)            (10,498)
   Policy loans                                          (3,259)               (4,727)            (59,432)             (5,135)
   Terminations and withdrawals                          (5,419)              (11,795)           (172,684)           (132,288)
                                                       --------             ---------          ----------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                          207,065               333,912            (282,531)           (218,090)
                                                       --------             ---------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 271,238               372,896             (50,884)            (74,473)
NET ASSETS:
   Beginning of year                                    243,956               361,266           3,766,071           1,812,172
                                                       --------             ---------          ----------          ----------
   End of year                                         $515,194             $ 734,162          $3,715,187          $1,737,699
                                                       ========             =========          ==========          ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                        $   (955)            $   4,873          $  (25,672)         $  (11,182)
   Net realized gain (loss) on investments                  889                    18            (808,862)            (71,559)
   Capital gain distributions from mutual funds              --                    --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                      30,987                27,522           1,605,587             430,126
                                                       --------             ---------          ----------          ----------
Increase (decrease) in net assets resulting
   from operations                                       30,921                32,413             771,053             347,385
                                                       --------             ---------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          52,688               127,729             815,440             270,783
   Net transfers from (to) other Divisions or
      fixed rate option                                 170,242               173,438            (425,787)             89,086
   Internal rollovers                                        --                    --                  --                  --
   Cost of insurance and other charges                  (25,036)              (58,435)           (508,401)           (152,488)
   Administrative charges                                (2,547)               (5,762)            (24,928)             (9,818)
   Policy loans                                            (398)                 (394)            (24,477)            (25,743)
   Terminations and withdrawals                              --                  (444)           (292,607)            (82,763)
                                                       --------             ---------          ----------          ----------
Increase (decrease) in net assets resulting
   from principal transactions                          194,949               236,132            (460,760)             89,057
                                                       --------             ---------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 225,870               268,545             310,293             436,442
NET ASSETS:
   Beginning of year                                     18,086                92,721           3,455,778           1,375,730
                                                       --------             ---------          ----------          ----------
   End of year                                         $243,956             $ 361,266          $3,766,071          $1,812,172
                                                       ========             =========          ==========          ==========

                             See accompaying notes.

                                     VL-R-19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Divisions
                                                  ------------------------------------------------------------------------
                                                  VALIC Company I -   VALIC Company     VALIC Company    VALIC Company I -
                                                    International      I - Mid Cap    I - Money Market    Nasdaq-100 Index
                                                    Equities Fund      Index Fund          I Fund               Fund
                                                  -----------------   -------------   ----------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   12,125       $    18,461      $     36,933         $   (2,879)
   Net realized gain (loss) on investments                12,197            63,445                --             14,891
   Capital gain distributions from mutual funds               --           261,970                --                 --
   Net change in unrealized appreciation
      (depreciation) of investments                      260,211         1,692,164                --            286,502
                                                      ----------       -----------      ------------         ----------
Increase (decrease) in net assets resulting
   from operations                                       284,533         2,036,040            36,933            298,514
                                                      ----------       -----------      ------------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          350,831         2,310,297        30,715,615            717,683
   Net transfers from (to) other Divisions or
      fixed rate option                                  215,122           241,756       (28,049,796)           189,378
   Internal rollovers                                         --                --         3,612,767                 --
   Cost of insurance and other charges                  (167,435)       (1,277,626)       (5,543,294)          (373,262)
   Administrative charges                                (14,589)          (96,438)       (1,337,054)           (33,515)
   Policy loans                                          (10,416)          (77,821)          287,668            (38,145)
   Terminations and withdrawals                         (589,948)       (1,072,007)       (1,854,404)           (43,092)
                                                      ----------       -----------      ------------         ----------
Increase (decrease) in net assets resulting
   from principal transactions                          (216,435)           28,161        (2,168,498)           419,047
                                                      ----------       -----------      ------------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   68,098         2,064,201        (2,131,565)           717,561
NET ASSETS:
   Beginning of year                                   1,854,441        13,398,170        36,677,678          2,943,353
                                                      ----------       -----------      ------------         ----------
   End of year                                        $1,922,539       $15,462,371      $ 34,546,113         $3,660,914
                                                      ==========       ===========      ============         ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $   11,779       $    (2,608)     $    (39,000)        $  (14,653)
   Net realized gain (loss) on investments              (188,763)         (420,348)               --           (153,402)
   Capital gain distributions from mutual funds               --           101,586                --                 --
   Net change in unrealized appreciation
      (depreciation) of investments                      576,934         3,596,532                --            960,016
                                                      ----------       -----------      ------------         ----------
Increase (decrease) in net assets resulting
   from operations                                       399,950         3,275,162           (39,000)           791,961
                                                      ----------       -----------      ------------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          216,967         2,263,927        36,945,344            636,919
   Net transfers from (to) other Divisions or
      fixed rate option                                  204,654           860,042       (36,108,365)           634,553
   Internal rollovers                                         --                --         5,128,027                 --
   Cost of insurance and other charges                  (145,751)       (1,213,346)       (6,913,801)          (281,546)
   Administrative charges                                 (9,306)          (95,916)       (1,579,738)           (30,416)
   Policy loans                                           (4,276)          (22,683)          239,468                107
   Terminations and withdrawals                         (138,241)         (411,368)       (2,937,192)           (98,553)
                                                      ----------       -----------      ------------         ----------
Increase (decrease) in net assets resulting
   from principal transactions                           124,047         1,380,656        (5,226,257)           861,064
                                                      ----------       -----------      ------------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  523,997         4,655,818        (5,265,257)         1,653,025
NET ASSETS:
   Beginning of year                                   1,330,444         8,742,352        41,942,935          1,290,328
                                                      ----------       -----------      ------------         ----------
   End of year                                        $1,854,441       $13,398,170      $ 36,677,678         $2,943,353
                                                      ==========       ===========      ============         ==========

                             See accompanying notes.

                                     VL-R-20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Divisions
                                                          -------------------------------------------------------------------------
                                                          VALIC Company I -   VALIC Company    VALIC Company       Van Kampen LIT
                                                              Science &       I - Small Cap   I - Stock Index     Emerging Growth
                                                           Technology Fund      Index Fund         Fund         Portfolio - Class I
                                                          -----------------   -------------   ---------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $   (7,500)       $    6,973      $   351,779           $   (434)
   Net realized gain (loss) on investments                      (18,283)          104,457       (1,394,158)            (2,236)
   Capital gain distributions from mutual funds                      --                --          528,082                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                             42,141           559,064        3,691,151              5,913
                                                             ----------        ----------      -----------           --------
Increase (decrease) in net assets resulting from
   operations                                                    16,358           670,494        3,176,854              3,243
                                                             ----------        ----------      -----------           --------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                 258,685           896,293        8,057,419              7,310
   Net transfers from (to) other Divisions or fixed
      rate option                                               253,735           228,512       (9,837,544)              (292)
   Internal rollovers                                                --                --               --                 --
   Cost of insurance and other charges                         (178,049)         (340,399)      (3,622,858)            (2,859)
   Administrative charges                                       (12,547)          (40,272)        (346,012)                --
   Policy loans                                                 (11,499)          (86,800)        (428,055)            (8,306)
   Terminations and withdrawals                                 (15,658)          (37,241)      (2,087,792)            (1,525)
                                                             ----------        ----------      -----------           --------
Increase (decrease) in net assets resulting from
   principal transactions                                       294,667           620,093       (8,264,842)            (5,672)
                                                             ----------        ----------      -----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         311,025         1,290,587       (5,087,988)            (2,429)

NET ASSETS:
   Beginning of year                                            927,047         3,649,382       43,967,435             59,393
                                                             ----------        ----------      -----------           --------
   End of year                                               $1,238,072        $4,939,969      $38,879,447           $ 56,964
                                                             ==========        ==========      ===========           ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                              $   (4,284)       $   (3,188)     $   239,190  +        $   (417)
   Net realized gain (loss) on investments                      (20,757)          (52,742)      (2,794,127)           (21,092)
   Capital gain distributions from mutual funds                      --                --          143,318  +              --
   Net change in unrealized appreciation (depreciation)
      of investments                                            285,268         1,005,025       11,335,046             34,653
                                                             ----------        ----------      -----------           --------
Increase (decrease) in net assets resulting from
   operations                                                   260,227           949,095        8,923,427             13,144
                                                             ----------        ----------      -----------           --------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                 256,569           485,690        9,618,556              6,192
   Net transfers from (to) other Divisions or fixed
      rate option                                               129,000           848,960        2,978,412              8,525
   Internal rollovers                                                --                --               --                 --
   Cost of insurance and other charges                         (109,973)         (233,702)      (3,775,692)            (2,590)
   Administrative charges                                       (12,409)          (23,992)        (447,770)                --
   Policy loans                                                     (73)           (7,951)         (22,463)                --
   Terminations and withdrawals                                 (17,464)          (57,319)      (1,925,003)           (37,276)
                                                             ----------        ----------      -----------           --------
Increase (decrease) in net assets resulting from
   principal transactions                                       245,650         1,011,686        6,426,040            (25,149)
                                                             ----------        ----------      -----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         505,877         1,960,781       15,349,467            (12,005)

NET ASSETS:
   Beginning of year                                            421,170         1,688,601       28,617,968             71,398
                                                             ----------        ----------      -----------           --------
   End of year                                               $  927,047        $3,649,382      $43,967,435           $ 59,393
                                                             ==========        ==========      ===========           ========

                             See accompanying notes.

                                     VL-R-21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                       Divisions
                                                      --------------------------------------------------------------------------
                                                         Van Kampen LIT        Van Kampen LIT       Vanguard VIF    Vanguard VIF
                                                           Government        Growth and Income    High Yield Bond    REIT Index
                                                      Portfolio - Class I   Portfolio - Class I      Portfolio        Portfolio
                                                      -------------------   -------------------   ---------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  7,002             $   10,127          $  282,963      $   147,065
   Net realized gain (loss) on investments                     (866)                51,123              94,067          151,782
   Capital gain distributions from mutual funds                  --                     --                  --          133,973
   Net change in unrealized appreciation
      (depreciation) of investments                            (347)               589,542              70,046        1,752,276
                                                           --------             ----------          ----------      -----------
Increase (decrease) in net assets resulting from
   operations                                                 5,789                650,792             447,076        2,185,096
                                                           --------             ----------          ----------      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                               5,034              1,172,509           1,796,629        2,016,307
   Net transfers from (to) other Divisions or fixed
      rate option                                            31,808                854,019           1,437,341        1,385,398
   Internal rollovers                                            --                    837                  --              785
   Cost of insurance and other charges                      (25,194)              (570,947)           (602,432)        (818,723)
   Administrative charges                                        --                (52,766)            (88,902)         (92,824)
   Policy loans                                              (1,542)               (51,964)             11,314          (62,371)
   Terminations and withdrawals                              (1,011)              (166,704)            (88,179)        (108,818)
                                                           --------             ----------          ----------      -----------
Increase (decrease) in net assets resulting from
   principal transactions                                     9,095              1,184,984           2,465,771        2,319,754
                                                           --------             ----------          ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      14,884              1,835,776           2,912,847        4,504,850

NET ASSETS:

   Beginning of year                                        163,224              3,820,368           4,294,531        6,098,146
                                                           --------             ----------          ----------      -----------
   End of year                                             $178,108             $5,656,144          $7,207,378      $10,602,996
                                                           ========             ==========          ==========      ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $  5,142             $    5,869          $  154,330      $   117,989 +
   Net realized gain (loss) on investments                      577                (74,987)             32,404           29,227
   Capital gain distributions from mutual funds                  --                     --                  --          115,525 +
   Net change in unrealized appreciation
      (depreciation) of investments                          (4,265)               800,092             288,914        1,118,953
                                                           --------             ----------          ----------      -----------
Increase (decrease) in net assets resulting from
   operations                                                 1,454                730,974             475,648        1,381,694
                                                           --------             ----------          ----------      -----------

PRINCIPAL TRANSACTIONS:
   Net premiums                                               2,634                891,596             725,583        1,247,148
   Net transfers from (to) other Divisions or fixed
      rate option                                            60,630                811,551           1,395,290        1,224,911
   Internal rollovers                                            --                     --                  --               --
   Cost of insurance and other charges                      (19,519)              (424,419)           (476,367)        (560,979)
   Administrative charges                                        --                (40,176)            (34,883)         (60,804)
   Policy loans                                                  --                (45,305)            (12,655)        (209,742)
   Terminations and withdrawals                             (18,177)              (209,486)            (16,354)        (177,062)
                                                           --------             ----------          ----------      -----------
Increase (decrease) in net assets resulting from
   principal transactions                                    25,568                983,761           1,580,614        1,463,472
                                                           --------             ----------          ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      27,022              1,714,735           2,056,262        2,845,166

NET ASSETS:
   Beginning of year                                        136,202              2,105,633           2,238,269        3,252,980
                                                           --------             ----------          ----------      -----------
   End of year                                             $163,224             $3,820,368          $4,294,531      $ 6,098,146
                                                           ========             ==========          ==========      ===========

+ Net investment income (loss) and capital gain distributions from mutual funds for the respective Divisions have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                     VL-R-22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate
Account: AG Legacy Plus, Corporate America, Legacy Plus, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor FlexDirector, Platinum Investor PLUS, Platinum Investor Survivor, Platinum Investor Survivor II and The One VUL Solution. Of the products listed, Legacy Plus, Platinum Investor I, Platinum Investor Survivor and The One VUL Solution are no longer offered for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Divisions are as follows:

AIM Variable Insurance Funds ("AIM V.I."):
   AIM V.I. International Growth Fund - Series I
   AIM V.I. Premier Equity Fund - Series I

The Alger American Fund:
   Alger American Leveraged AllCap Portfolio - Class O Shares
   Alger American MidCap Growth Portfolio - Class O Shares

American Century Variable Portfolios, Inc. ("American Century VP"):
   American Century VP Value Fund - Class I

Ayco Series Trust:
   Ayco Growth Fund (1)

Credit Suisse Trust ("Credit Suisse"):
   Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios ("Dreyfus IP"):
   Dreyfus IP MidCap Stock Portfolio - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Dreyfus VIF Quality Bond Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
   Fidelity(R) VIP Growth Portfolio - Service Class 2
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

Franklin Templeton Variable Insurance Products Trust
("Franklin Templeton"):
   Franklin Templeton - Franklin Small Cap Fund - Class 2
   Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2 Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2

Goldman Sachs Variable Insurance Trust:
   Goldman Sachs Capital Growth Fund (1)

Janus Aspen Series:
   Janus Aspen Series International Growth Portfolio - Service Shares Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares

J.P. Morgan Series Trust II:
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio

MFS(R) Variable Insurance Trust(SM) ("MFS(R)VIT"):
   MFS(R) VIT Capital Opportunities Series - Initial Class
   MFS(R) VIT Emerging Growth Series - Initial Class
   MFS(R) VIT New Discovery Series - Initial Class
   MFS(R) VIT Research Series - Initial Class
   MFS(R) VIT Total Return Series - Initial Class

Neuberger Berman Advisers Management Trust ("Neuberger
Berman AMT"):
   Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Neuberger Berman AMT Partners Portfolio - Class I

Oppenheimer Variable Account Funds:
   Oppenheimer Balanced Fund/VA - Non-Service Shares (2)
   Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Oppenheimer High Income Fund/VA - Non-Service Shares

PIMCO Variable Insurance Trust ("PIMCO VIT"):
   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class
   PIMCO VIT Total Return Portfolio - Administrative Class

Pioneer Variable Contracts Trust:
   Pioneer Fund VCT Portfolio - Class I (3)
   Pioneer Growth Opportunities VCT Portfolio - Class I (3)

                                     VL-R-23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Putnam Variable Trust ("Putnam VT"):
   Putnam VT Diversified Income Fund - Class IB
   Putnam VT Growth and Income Fund - Class IB
   Putnam VT International Growth and Income Fund - Class IB
   Putnam VT Small Cap Value Fund - Class IB
   Putnam VT Vista Fund - Class IB
   Putnam VT Voyager Fund - Class IB

Safeco Resource Series Trust ("Safeco RST"):
   Safeco RST Core Equity Portfolio (3)
   Safeco RST Growth Opportunities Portfolio (3)

Scudder Investments VIT Funds:
   Scudder International Portfolio (4)
   Scudder VIT EAFE(R) Equity Index Fund - Class A
   Scudder VIT Equity 500 Index Fund - Class A

SunAmerica Series Trust ("SunAmerica"):
   SunAmerica - Aggressive Growth Portfolio - Class 1
   SunAmerica - SunAmerica Balanced Portfolio - Class 1

The Universal Institutional Funds, Inc. ("UIF"):
   UIF Equity Growth Portfolio - Class I
   UIF High Yield Portfolio - Class I

VALIC Company I:
   VALIC Company I - International Equities Fund
   VALIC Company I - Mid Cap Index Fund
   VALIC Company I - Money Market I Fund
   VALIC Company I - Nasdaq-100(R) Index Fund
   VALIC Company I - Science & Technology Fund
   VALIC Company I - Small Cap Index Fund
   VALIC Company I - Stock Index Fund

Van Kampen Life Investment Trust ("Van Kampen LIT"):
   Van Kampen LIT Emerging Growth Portfolio - Class I
   Van Kampen LIT Government Portfolio - Class I
   Van Kampen LIT Growth and Income Portfolio - Class I

Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
   Vanguard(R) VIF High Yield Bond Portfolio
   Vanguard(R) VIF REIT Index Portfolio

(1) Effective December 19, 2003, Ayco Growth Fund (which was not available for new investments as of May 1, 2003) was reorganized into Goldman Sachs Capital Growth Fund. Goldman Sachs Capital Growth Fund is not available for new investments.
(2) Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA changed its name to Oppenheimer Balanced Fund/VA.
(3) Effective December 10, 2004, Safeco RST Core Equity Portfolio and Safeco RST Growth Opportunities Portfolio were reorganized into Pioneer Fund VCT Portfolio - Class I and Pioneer Growth Opportunities VCT Portfolio - Class I, respectively. Policy owners invested in either of the Pioneer portfolios on December 10, 2004 are the only ones who may continue to use these portfolios.
(4)  Scudder International Portfolio is no longer an investment option.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

                                     VL-R-24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the fund, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Policy Charges

Deductions from premium payments - Certain jurisdictions require that a deduction be made from each premium payment for premium taxes. The amount of such deduction currently ranges from 0% to 3.5%. For Corporate America policies, the Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. The amount the Company deducts in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount the Company deducts in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

For other policies offered through the Separate Account (except for Corporate America, AG Legacy Plus, and Legacy Plus), the following premium expense charge may be deducted from each after-tax premium payment, prior to allocation to the Separate Account.

                                     VL-R-25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

--------------------------------------------------------------------------------
                                                                     Current
Policies                                                         Premium Expense
--------------------------------------------------------------------------------
Platinum Investor I and II                                             2.50%
--------------------------------------------------------------------------------
Platinum Investor III                                                  5.00%
--------------------------------------------------------------------------------
Platinum Investor FlexDirector                                         5.00%
--------------------------------------------------------------------------------
Platinum Investor PLUS                                                 5.00%
--------------------------------------------------------------------------------
Platinum Investor Survivor                                             6.50%
--------------------------------------------------------------------------------
Platinum Investor Survivor II                                          5.00%
--------------------------------------------------------------------------------

Separate Account charges - Currently, charges are assessed through the daily unit value calculation at the following annual rates from the daily net asset value of the Divisions and are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued. A summary of these charges by policy follows:

------------------------------------------------------------------------------------------------------------------------------
                                                Expense Risk    First Reduction in    After    Second Reduction
                                               Current Annual      Mortality and     Policy    in Mortality and   After Policy
Policies                                            Rate         Expense Risk Rate    Year    Expense Risk Rate       Year
------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus                                      0.75%              0.10%           10            0.25%             20
------------------------------------------------------------------------------------------------------------------------------
Corporate America                                   0.35%              0.10%           10            0.10%             20
------------------------------------------------------------------------------------------------------------------------------
Corporate America (reduced surrender charge)        0.65%              0.25%           10            0.25%             20
------------------------------------------------------------------------------------------------------------------------------
Legacy Plus                                         0.75%              0.25%           10            0.25%             20
------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II                          0.75%              0.25%           10            0.25%             20
------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III                               0.70%              0.25%           10            0.35%             20
------------------------------------------------------------------------------------------------------------------------------
Platinum Investor FlexDirector                      0.70%              0.25%           10            0.35%             20
------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS                              0.70%              0.25%           10            0.35%             20
------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor                          0.40%              0.20%           10            0.10%             30
------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II                       0.75%              0.25%           15            0.35%             30
------------------------------------------------------------------------------------------------------------------------------

Other charges paid to the Company by redemption of units outstanding include the deductions for the maintenance charges, cost of insurance, additional benefit riders, transfer fees and surrender charges.

Monthly maintenance charges are paid to the Company for the cost of administrative services we provide under current policies.

Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

Monthly charges are deducted, if the policy owner selects additional benefit riders for certain policies. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider.

The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. For partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial surrender.

A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                     VL-R-26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                            Cost of    Proceeds from
Divisions                                                                  Purchases       Sales
----------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I                             $2,634,667     $  813,389
AIM V.I. Premier Equity Fund - Series I                                    2,035,612      1,508,801
Alger American Leveraged AllCap Portfolio - Class O Shares                   298,449         26,942
Alger American MidCap Growth Portfolio - Class O Shares                      691,971        108,094
American Century VP Value Fund - Class I                                   4,455,830      1,107,575
Credit Suisse Small Cap Growth Portfolio                                     706,678        246,708
Dreyfus IP MidCap Stock Portfolio - Initial shares                         1,111,169        489,261
Dreyfus VIF Developing Leaders Portfolio - Initial shares                  1,840,998      1,250,277
Dreyfus VIF Quality Bond Portfolio - Initial shares                        1,623,010      1,228,899
Fidelity VIP Asset Manager Portfolio - Service Class 2                     1,625,144        641,906
Fidelity VIP Contrafund Portfolio - Service Class 2                        5,830,439        521,071
Fidelity VIP Equity-Income Portfolio - Service Class 2                     5,219,416        696,594
Fidelity VIP Growth Portfolio - Service Class 2                            3,208,948        865,955
Fidelity VIP Mid Cap Portfolio - Service Class 2                             696,689         76,413
Franklin Templeton - Franklin Small Cap Fund - Class 2                        19,536         13,555
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2      883,850        133,962
Franklin Templeton - Franklin U.S. Government Fund - Class 2               1,065,403      1,153,664
Franklin Templeton - Mutual Shares Securities Fund - Class 2               1,414,833        467,467
Franklin Templeton - Templeton Foreign Securities Fund - Class 2           3,722,235        540,662
Goldman Sachs Capital Growth Fund                                             61,644        540,976
Janus Aspen Series International Growth Portfolio - Service Shares         1,182,099        511,277
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                 801,586        669,511
Janus Aspen Series Worldwide Growth Portfolio - Service Shares             1,141,735        672,979
JPMorgan Mid Cap Value Portfolio                                             353,074         31,002
JPMorgan Small Company Portfolio                                             769,964        113,927
MFS VIT Capital Opportunities Series - Initial Class                         881,644        401,891
MFS VIT Emerging Growth Series - Initial Class                             3,401,976      1,286,127
MFS VIT New Discovery Series - Initial Class                               1,105,456        981,207
MFS VIT Research Series - Initial Class                                      382,111        104,691
MFS VIT Total Return Series - Initial Class                                  150,567         68,320
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                      911,226        339,828
Neuberger Berman AMT Partners Portfolio - Class I                              9,056          9,699
Oppenheimer Balanced Fund/VA - Non-Service Shares                            517,818         25,746
Oppenheimer Global Securities Fund/VA - Non-Service Shares                   823,115         62,606
Oppenheimer High Income Fund/VA - Non-Service Shares                          30,914          4,639
PIMCO VIT Real Return Portfolio - Administrative Class                     5,330,556      1,290,105
PIMCO VIT Short-Term Portfolio - Administrative Class                      2,288,700        776,693
PIMCO VIT Total Return Portfolio - Administrative Class                    3,287,456      2,302,628
Pioneer Fund VCT Portfolio - Class I                                       3,311,359         39,616
Pioneer Growth Opportunities VCT Portfolio - Class I                       5,571,057         95,506
Putnam VT Diversified Income Fund - Class IB                               2,363,801        708,895
Putnam VT Growth and Income Fund - Class IB                                3,450,439      1,354,071
Putnam VT International Growth and Income Fund - Class IB                    650,245      1,117,844
Putnam VT Small Cap Value Fund - Class IB                                     19,928         31,783
Putnam VT Vista Fund - Class IB                                                4,839          6,963
Putnam VT Voyager Fund - Class IB                                             90,138         40,837
Safeco RST Core Equity Portfolio                                             314,509      3,600,917
Safeco RST Growth Opportunities Portfolio                                    430,020      6,369,626
Scudder VIT Equity 500 Index Fund - Class A                                    3,501          1,760
SunAmerica - Aggressive Growth Portfolio - Class 1                           237,636         33,073

                                     VL-R-27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                           Cost of     Proceeds from
Divisions                                                                 Purchases       Sales
----------------------------------------------------------------------------------------------------
SunAmerica - SunAmerica Balanced Portfolio - Class 1                     $   380,119    $    40,223
UIF Equity Growth Portfolio - Class I                                        524,983        827,809
UIF High Yield Portfolio - Class I                                           442,261        567,777
VALIC Company I - International Equities Fund                                556,905        761,026
VALIC Company I - Mid Cap Index Fund                                       2,871,211      2,562,294
VALIC Company I - Money Market I Fund                                     28,173,647     30,304,391
VALIC Company I - Nasdaq-100 Index Fund                                      860,844        444,573
VALIC Company I - Science & Technology Fund                                  446,915        159,766
VALIC Company I - Small Cap Index Fund                                     1,488,481        861,311
VALIC Company I - Stock Index Fund                                         9,103,972     16,487,890
Van Kampen LIT Emerging Growth Portfolio - Class I                             6,283         12,386
Van Kampen LIT Government Portfolio - Class I                                 43,123         27,021
Van Kampen LIT Growth and Income Portfolio - Class I                       1,792,353        597,128
Vanguard VIF High Yield Bond Portfolio                                     5,442,603      2,693,793
Vanguard VIF REIT Index Portfolio                                          3,702,224      1,101,275

                                     VL-R-28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                       Net Asset   Value of Shares   Cost of Shares
Divisions                                                                   Shares       Value      at Fair Value         Held
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I                                382,557     $19.77      $ 7,563,147       $ 6,020,580
AIM V.I. Premier Equity Fund - Series I                                      617,477      21.30       13,152,254        13,501,940
Alger American Leveraged AllCap Portfolio - Class O Shares                    17,944      30.39          545,330           503,216
Alger American MidCap Growth Portfolio - Class O Shares                       47,751      20.80          993,231           870,180
American Century VP Value Fund - Class I                                   1,654,245       8.75       14,474,643        11,589,658
Credit Suisse Small Cap Growth Portfolio                                     123,778      15.30        1,893,798         1,578,705
Dreyfus IP MidCap Stock Portfolio - Initial shares                           218,318      17.62        3,846,771         3,104,155
Dreyfus VIF Developing Leaders Portfolio - Initial shares                    286,886      41.55       11,920,104         9,889,476
Dreyfus VIF Quality Bond Portfolio - Initial shares                          706,846      11.41        8,065,115         8,120,836
Fidelity VIP Asset Manager Portfolio - Service Class 2                       330,635      14.64        4,840,496         4,432,425
Fidelity VIP Contrafund Portfolio - Service Class 2                          630,762      26.35       16,620,579        13,220,459
Fidelity VIP Equity-Income Portfolio - Service Class 2                       690,561      25.09       17,326,174        14,460,889
Fidelity VIP Growth Portfolio - Service Class 2                              363,166      31.64       11,490,581        10,365,912
Fidelity VIP Mid Cap Portfolio - Service Class 2                              37,443      29.88        1,118,796           932,381
Franklin Templeton - Franklin Small Cap Fund - Class 2                         8,100      19.43          157,374           134,468
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2       75,094      15.65        1,175,221           988,696
Franklin Templeton - Franklin U.S. Government Fund - Class 2                 893,681      12.84       11,474,861        11,704,592
Franklin Templeton - Mutual Shares Securities Fund - Class 2                 464,219      16.64        7,724,611         5,866,910
Franklin Templeton - Templeton Foreign Securities Fund - Class 2             785,115      14.35       11,266,401         8,327,486
Goldman Sachs Capital Growth Fund                                            836,872      10.39        8,695,097         7,855,320
Janus Aspen Series International Growth Portfolio - Service Shares           121,786      26.94        3,280,905         2,577,675
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                 104,254      25.36        2,643,890         1,958,672
Janus Aspen Series Worldwide Growth Portfolio - Service Shares               150,979      26.62        4,019,074         3,541,737
JPMorgan Mid Cap Value Portfolio                                              19,662      25.92          509,644           438,487
JPMorgan Small Company Portfolio                                              99,840      17.88        1,785,141         1,370,351
MFS VIT Capital Opportunities Series - Initial Class                         310,815      13.57        4,217,754         3,595,382
MFS VIT Emerging Growth Series - Initial Class                               837,235      17.52       14,668,356        13,624,093
MFS VIT New Discovery Series - Initial Class                                 232,199      14.87        3,452,798         2,944,070
MFS VIT Research Series - Initial Class                                      116,458      15.30        1,781,804         1,478,105
MFS VIT Total Return Series - Initial Class                                   42,601      21.43          912,933           782,409
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                      157,487      17.83        2,808,001         2,303,479
Neuberger Berman AMT Partners Portfolio - Class I                              7,513      18.32          137,641           109,927
Oppenheimer Balanced Fund/VA - Non-Service Shares                             38,043      17.35          660,047           603,700
Oppenheimer Global Securities Fund/VA - Non-Service Shares                    36,789      29.51        1,085,642           926,716
Oppenheimer High Income Fund/VA - Non-Service Shares                          11,382       8.80          100,163            90,771
PIMCO VIT Real Return Portfolio - Administrative Class                     1,009,418      12.92       13,041,675        12,365,825
PIMCO VIT Short-Term Portfolio - Administrative Class                        594,980      10.08        5,997,396         6,003,174
PIMCO VIT Total Return Portfolio - Administrative Class                    1,128,551      10.51       11,861,073        11,631,199
Pioneer Fund VCT Portfolio - Class I                                         162,632      20.57        3,345,341         3,272,244
Pioneer Growth Opportunities VCT Portfolio - Class I                         236,867      23.78        5,632,694         5,476,527
Putnam VT Diversified Income Fund - Class IB                                 821,519       9.17        7,533,333         7,138,085
Putnam VT Growth and Income Fund - Class IB                                  710,834      25.44       18,083,616        15,640,091
Putnam VT International Growth and Income Fund - Class IB                    406,026      13.51        5,485,413         3,890,006
Putnam VT Small Cap Value Fund - Class IB                                     21,810      22.79          497,050           316,861
Putnam VT Vista Fund - Class IB                                                6,775      12.43           84,210            69,025
Putnam VT Voyager Fund - Class IB                                             12,146      27.20          330,361           302,749
Scudder VIT Equity 500 Index Fund - Class A                                    1,481      12.73           18,849            17,598
SunAmerica - Aggressive Growth Portfolio - Class 1                            50,559      10.19          515,184           425,156
SunAmerica - SunAmerica Balanced Portfolio - Class 1                          52,455      14.00          734,164           678,535

                                     VL-R-29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                       Net Asset   Value of Shares   Cost of Shares
Divisions                                                                   Shares       Value      at Fair Value         Held
-----------------------------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio - Class I                                        270,195     $13.75      $ 3,715,185       $ 3,593,545
UIF High Yield Portfolio - Class I                                           238,695       7.28        1,737,699         1,585,683
VALIC Company I - International Equities Fund                                244,597       7.86        1,922,532         1,525,868
VALIC Company I - Mid Cap Index Fund                                         725,933      21.30       15,462,377        12,445,450
VALIC Company I - Money Market I Fund                                     34,546,134       1.00       34,546,134        34,546,134
VALIC Company I - Nasdaq-100 Index Fund                                      811,732       4.51        3,660,913         2,791,295
VALIC Company I - Science & Technology Fund                                  108,412      11.42        1,238,061         1,088,071
VALIC Company I - Small Cap Index Fund                                       307,978      16.04        4,939,968         3,804,437
VALIC Company I - Stock Index Fund                                         1,186,435      32.77       38,879,463        34,175,164
Van Kampen LIT Emerging Growth Portfolio - Class I                             2,189      26.02           56,966            48,229
Van Kampen LIT Government Portfolio - Class I                                 18,787       9.48          178,102           179,552
Van Kampen LIT Growth and Income Portfolio - Class I                         292,761      19.32        5,656,142         4,525,281
Vanguard VIF High Yield Bond Portfolio                                       799,045       9.02        7,207,387         6,804,057
Vanguard VIF REIT Index Portfolio                                            527,775      20.09       10,602,996         7,805,370

                                     VL-R-30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.

                                                                          Accumulation    Accumulation    Net Increase
Divisions                                                                 Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                                              8,359          (1,179)         7,180
   Corporate America                                                             600            (229)           371
   Corporate America (reduced surrender charge)                                  680              (1)           679
   Platinum Investor I & II                                                   49,192         (55,963)        (6,771)
   Platinum Investor III                                                     211,190         (29,025)       182,165
   Platinum Investor PLUS                                                      7,344          (1,271)         6,073
   Platinum Investor Survivor                                                 27,183          (5,899)        21,284
   Platinum Investor Survivor II                                              15,918            (218)        15,700
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                                              78            (236)          (158)
   Platinum Investor I & II                                                  146,834        (152,515)        (5,681)
   Platinum Investor III                                                     160,395         (94,147)        66,248
   Platinum Investor FlexDirector                                                205              (1)           204
   Platinum Investor PLUS                                                     10,275          (2,475)         7,800
   Platinum Investor Survivor                                                 24,355         (17,775)         6,580
   Platinum Investor Survivor II                                               4,256          (1,177)         3,079
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                                      141             (43)            98
   Platinum Investor III                                                      19,000          (4,298)        14,702
   Platinum Investor PLUS                                                      8,707            (879)         7,828
   Platinum Investor Survivor                                                    163            (151)            12
   Platinum Investor Survivor II                                                  37             (12)            25
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor I & II                                                    9,145            (266)         8,879
   Platinum Investor III                                                      31,988          (6,373)        25,615
   Platinum Investor FlexDirector                                              5,715             (28)         5,687
   Platinum Investor PLUS                                                      6,929          (1,158)         5,771
   Platinum Investor Survivor                                                     --          (1,929)        (1,929)
   Platinum Investor Survivor II                                                 726            (139)           587
American Century VP Value Fund - Class I
   AG Legacy Plus                                                              5,289          (1,997)         3,292
   Corporate America                                                              --          (1,685)        (1,685)
   Platinum Investor I & II                                                   49,139         (27,229)        21,910
   Platinum Investor III                                                     221,222         (63,883)       157,339
   Platinum Investor FlexDirector                                                 34              (3)            31
   Platinum Investor PLUS                                                     26,107          (6,885)        19,222
   Platinum Investor Survivor                                                 12,134          (5,109)         7,025
   Platinum Investor Survivor II                                              40,828          (7,494)        33,334
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                                   27,987          (4,094)        23,893
   Platinum Investor III                                                      45,006         (19,750)        25,256
   Platinum Investor FlexDirector                                              4,748             (25)         4,723
   Platinum Investor PLUS                                                      6,102          (1,515)         4,587
   Platinum Investor Survivor                                                    402          (2,133)        (1,731)
   Platinum Investor Survivor II                                                 697            (171)           526
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                                    8,668          (8,177)           491
   Platinum Investor III                                                      75,184         (32,259)        42,925
   Platinum Investor FlexDirector                                                  3              (2)             1
   Platinum Investor PLUS                                                      8,283          (2,677)         5,606
   Platinum Investor Survivor                                                  3,020          (3,958)          (938)
   Platinum Investor Survivor II                                               2,006            (717)         1,289

                                    VL-R-31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                          Accumulation    Accumulation    Net Increase
Divisions                                                                 Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                                             468          (1,604)        (1,136)
   Platinum Investor I & II                                                   54,050         (83,708)       (29,658)
   Platinum Investor III                                                     146,301         (78,420)        67,881
   Platinum Investor PLUS                                                     17,107          (4,983)        12,124
   Platinum Investor Survivor                                                 12,265          (7,038)         5,227
   Platinum Investor Survivor II                                              20,505          (5,012)        15,493
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                                              24            (203)          (179)
   Platinum Investor I & II                                                   21,635         (62,172)       (40,537)
   Platinum Investor III                                                      91,238         (48,132)        43,106
   Platinum Investor PLUS                                                     10,901          (5,630)         5,271
   Platinum Investor Survivor                                                  6,629          (3,817)         2,812
   Platinum Investor Survivor II                                               3,327          (1,063)         2,264
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                                              7,329            (595)         6,734
   Platinum Investor I & II                                                   47,912         (38,617)         9,295
   Platinum Investor III                                                      95,379         (33,406)        61,973
   Platinum Investor PLUS                                                     13,302          (3,053)        10,249
   Platinum Investor Survivor                                                  1,454            (934)           520
   Platinum Investor Survivor II                                               4,038          (1,253)         2,785
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                                              6,210          (1,554)         4,656
   Corporate America                                                             453          (1,743)        (1,290)
   Platinum Investor I & II                                                  128,641         (24,241)       104,400
   Platinum Investor III                                                     439,390        (111,853)       327,537
   Platinum Investor FlexDirector                                                327              (6)           321
   Platinum Investor PLUS                                                     54,739         (11,102)        43,637
   Platinum Investor Survivor                                                 45,650          (6,646)        39,004
   Platinum Investor Survivor II                                              24,415          (1,801)        22,614
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                             14,306          (3,762)        10,544
   Corporate America                                                           1,851          (1,696)           155
   Corporate America (reduced surrender charge)                                  716              (2)           714
   Platinum Investor I & II                                                   92,724         (23,135)        69,589
   Platinum Investor III                                                     366,492        (107,400)       259,092
   Platinum Investor FlexDirector                                                631             (11)           620
   Platinum Investor PLUS                                                     33,742          (8,632)        25,110
   Platinum Investor Survivor                                                 51,525          (9,991)        41,534
   Platinum Investor Survivor II                                              21,676          (4,040)        17,636
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                              4,814          (1,430)         3,384
   Corporate America                                                              --            (112)          (112)
   Corporate America (reduced surrender charge)                                  254              (1)           253
   Platinum Investor I & II                                                   73,632         (29,373)        44,259
   Platinum Investor III                                                     397,150        (163,927)       233,223
   Platinum Investor FlexDirector                                              7,441             (37)         7,404
   Platinum Investor PLUS                                                     59,607         (12,115)        47,492
   Platinum Investor Survivor                                                  9,347         (17,977)        (8,630)
   Platinum Investor Survivor II                                               9,417          (3,959)         5,458
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II                                                    3,529            (715)         2,814
   Platinum Investor III                                                      35,382          (4,501)        30,881

                                     VL-R-32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                          Accumulation    Accumulation    Net Increase
Divisions                                                                 Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2 - Continued
   Platinum Investor FlexDirector                                                290              (2)           288
   Platinum Investor PLUS                                                      6,300          (1,038)         5,262
   Platinum Investor Survivor                                                  1,844             (28)         1,816
   Platinum Investor Survivor II                                                 399             (56)           343
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                                              2,485          (1,391)         1,094
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Corporate America (reduced surrender charge)                                  464              (1)           463
   Platinum Investor I & II                                                   12,041            (359)        11,682
   Platinum Investor III                                                      31,683          (4,692)        26,991
   Platinum Investor FlexDirector                                                185             (10)           175
   Platinum Investor PLUS                                                     11,724          (1,567)        10,157
   Platinum Investor Survivor                                                  4,580            (301)         4,279
   Platinum Investor Survivor II                                                 437            (342)            95
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                                    1,491         (14,608)       (13,117)
   Platinum Investor III                                                      29,741         (77,166)       (47,425)
   Platinum Investor PLUS                                                     10,411          (4,384)         6,027
   Platinum Investor Survivor                                                    338             (12)           326
   Platinum Investor Survivor II                                               3,449          (2,022)         1,427
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                                   38,458          (8,120)        30,338
   Platinum Investor III                                                      81,677         (40,862)        40,815
   Platinum Investor FlexDirector                                                317              (5)           312
   Platinum Investor PLUS                                                     14,479          (3,887)        10,592
   Platinum Investor Survivor                                                    428          (1,103)          (675)
   Platinum Investor Survivor II                                               4,287          (1,398)         2,889
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                              6,490          (1,168)         5,322
   Platinum Investor I & II                                                   78,175          (8,968)        69,207
   Platinum Investor III                                                     211,466         (40,525)       170,941
   Platinum Investor FlexDirector                                                441              (4)           437
   Platinum Investor PLUS                                                     12,149          (2,478)         9,671
   Platinum Investor Survivor                                                 16,008          (2,411)        13,597
   Platinum Investor Survivor II                                              24,828          (2,596)        22,232
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                                       --            (867)          (867)
   Platinum Investor III                                                          --          (1,846)        (1,846)
   Platinum Investor PLUS                                                         --              (2)            (2)
   Platinum Investor Survivor                                                     --         (36,264)       (36,264)
   Platinum Investor Survivor II                                                  --         (17,089)       (17,089)
Janus Aspen Series International Growth Portfolio - Service Shares
   Corporate America                                                              --             (30)           (30)
   Platinum Investor I & II                                                   42,750         (11,601)        31,149
   Platinum Investor III                                                      77,373         (32,460)        44,913
   Platinum Investor FlexDirector                                             12,854             (70)        12,784
   Platinum Investor PLUS                                                      5,291          (1,325)         3,966
   Platinum Investor Survivor                                                 10,189         (13,854)        (3,665)
   Platinum Investor Survivor II                                                 866            (782)            84
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                              --          (1,858)        (1,858)
   Platinum Investor I & II                                                    7,609          (7,789)          (180)

                                    VL-R-33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                  Accumulation    Accumulation    Net Increase
Divisions                                         Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio -
   Service Shares - Continued
   Platinum Investor III                            120,674          (95,407)        25,267
   Platinum Investor PLUS                             3,912           (1,441)         2,471
   Platinum Investor Survivor                         4,546           (7,662)        (3,116)
   Platinum Investor Survivor II                        958             (166)           792
Janus Aspen Series Worldwide Growth Portfolio -
   Service Shares
   Corporate America                                    591           (1,990)        (1,399)
   Platinum Investor I & II                           7,808          (11,429)        (3,621)
   Platinum Investor III                            114,343          (61,554)        52,789
   Platinum Investor PLUS                             6,624           (2,480)         4,144
   Platinum Investor Survivor                         7,099           (6,713)           386
   Platinum Investor Survivor II                     16,801           (3,939)        12,862
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                           2,011              (74)         1,937
   Platinum Investor III                             20,807           (3,070)        17,737
   Platinum Investor PLUS                             4,946             (552)         4,394
   Platinum Investor Survivor                           245              (38)           207
   Platinum Investor Survivor II                        200              (74)           126
JPMorgan Small Company Portfolio
   Platinum Investor I & II                          18,310           (2,141)        16,169
   Platinum Investor III                             55,923          (13,980)        41,943
   Platinum Investor PLUS                             5,376             (992)         4,384
   Platinum Investor Survivor                         1,248             (514)           734
   Platinum Investor Survivor II                      2,774              (97)         2,677
MFS VIT Capital Opportunities Series -
   Initial Class
   Corporate America                                     --           (3,396)        (3,396)
   Platinum Investor I & II                           6,040          (15,921)        (9,881)
   Platinum Investor III                            136,038          (72,326)        63,712
   Platinum Investor FlexDirector                       173               --            173
   Platinum Investor PLUS                            24,398           (4,467)        19,931
   Platinum Investor Survivor                         7,259          (12,843)        (5,584)
   Platinum Investor Survivor II                      1,246             (534)           712
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                       845             (942)           (97)
   Corporate America                                     --             (232)          (232)
   Corporate America (reduced surrender charge)         922               (2)           920
   Platinum Investor I & II                         132,247         (133,405)        (1,158)
   Platinum Investor III                            441,801         (127,638)       314,163
   Platinum Investor FlexDirector                       207              (10)           197
   Platinum Investor PLUS                            23,594           (4,912)        18,682
   Platinum Investor Survivor                        64,099          (23,781)        40,318
   Platinum Investor Survivor II                     30,736             (607)        30,129
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                     5,396           (1,056)         4,340
   Corporate America                                     --           (1,449)        (1,449)
   Platinum Investor I & II                          41,557          (71,031)       (29,474)
   Platinum Investor III                             96,661          (39,991)        56,670
   Platinum Investor FlexDirector                       262               (6)           256
   Platinum Investor PLUS                            11,611           (2,679)         8,932
   Platinum Investor Survivor                         4,788           (7,198)        (2,410)
   Platinum Investor Survivor II                      1,002          (12,978)       (11,976)
MFS VIT Research Series - Initial Class
   Corporate America                                     --              (39)           (39)

                                     VL-R-34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                  Accumulation    Accumulation    Net Increase
Divisions                                         Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------
MFS VIT Research Series - Initial Class -
   Continued
   Platinum Investor I & II                           9,479           (6,756)         2,723
   Platinum Investor III                             60,663          (29,059)        31,604
   Platinum Investor FlexDirector                       106               --            106
   Platinum Investor PLUS                             3,785             (963)         2,822
   Platinum Investor Survivor                         2,449           (2,900)          (451)
   Platinum Investor Survivor II                      2,114             (630)         1,484
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                    24,630          (11,595)        13,035
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I
   Corporate America                                    788               --            788
   Corporate America (reduced surrender charge)         233               --            233
   Platinum Investor I & II                          16,311           (7,773)         8,538
   Platinum Investor III                             90,413          (48,788)        41,625
   Platinum Investor FlexDirector                       166               --            166
   Platinum Investor PLUS                            23,788           (4,275)        19,513
   Platinum Investor Survivor                        20,342           (6,966)        13,376
   Platinum Investor Survivor II                      3,008           (1,449)         1,559
Neuberger Berman AMT Partners Portfolio -
   Class I
   AG Legacy Plus                                       867             (870)            (3)
Oppenheimer Balanced Fund/VA - Non-Service
   Shares
   Platinum Investor I & II                           2,533             (140)         2,393
   Platinum Investor III                             27,006           (2,991)        24,015
   Platinum Investor PLUS                            14,666             (718)        13,948
   Platinum Investor Survivor                            --               --             --
   Platinum Investor Survivor II                        802             (129)           673
Oppenheimer Global Securities Fund/VA -
   Non-Service Shares
   Platinum Investor I & II                           2,120               (3)         2,117
   Platinum Investor III                             49,013           (5,649)        43,364
   Platinum Investor FlexDirector                         4               (2)             2
   Platinum Investor PLUS                             6,285             (926)         5,359
   Platinum Investor Survivor                         1,214             (110)         1,104
   Platinum Investor Survivor II                        328             (266)            62
Oppenheimer High Income Fund/VA -
   Non-Service Shares
   AG Legacy Plus                                     2,267             (440)         1,827
PIMCO VIT Real Return Portfolio -
   Administrative Class
   AG Legacy Plus                                     4,782           (3,606)         1,176
   Corporate America                                     --              (88)           (88)
   Corporate America (reduced surrender charge)         754               (1)           753
   Platinum Investor I & II                          22,076          (17,998)         4,078
   Platinum Investor III                            298,192          (93,486)       204,706
   Platinum Investor FlexDirector                       305               (7)           298
   Platinum Investor PLUS                            18,544           (7,623)        10,921
   Platinum Investor Survivor                        14,284           (4,508)         9,776
   Platinum Investor Survivor II                     27,071           (3,206)        23,865
PIMCO VIT Short-Term Portfolio -
   Administrative Class
   Corporate America                                  9,348           (3,303)         6,045
   Platinum Investor I & II                          46,142          (24,793)        21,349
   Platinum Investor III                             99,222          (24,830)        74,392
   Platinum Investor FlexDirector                     4,080              (21)         4,059
   Platinum Investor PLUS                            10,935           (1,838)         9,097
   Platinum Investor Survivor                        20,906           (3,262)        17,644
   Platinum Investor Survivor II                      3,316           (2,712)           604

                                     VL-R-35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                  Accumulation    Accumulation    Net Increase
Divisions                                         Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -
   Administrative Class
   AG Legacy Plus                                     5,160           (2,003)         3,157
   Corporate America                                  2,167             (132)         2,035
   Platinum Investor I & II                          24,815          (34,860)       (10,045)
   Platinum Investor III                            132,133         (100,920)        31,213
   Platinum Investor FlexDirector                     6,336              (41)         6,295
   Platinum Investor PLUS                            30,649           (8,015)        22,634
   Platinum Investor Survivor                         2,284           (6,870)        (4,586)
   Platinum Investor Survivor II                      9,997           (4,158)         5,839
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                         246,612           (4,263)       242,349
   Platinum Investor III                             55,941             (498)        55,443
   Platinum Investor PLUS                             1,005               (7)           998
   Platinum Investor Survivor                        28,357             (185)        28,172
   Platinum Investor Survivor II                        392               (4)           388
Pioneer Growth Opportunities VCT Portfolio -
   Class I
   Corporate America                                  3,482               (8)         3,474
   Platinum Investor I & II                         354,695           (6,863)       347,832
   Platinum Investor III                            139,194           (1,261)       137,933
   Platinum Investor PLUS                             5,023              (44)         4,979
   Platinum Investor Survivor                        14,562             (243)        14,319
   Platinum Investor Survivor II                     39,332               (6)        39,326
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                     4,542             (434)         4,108
   Corporate America                                105,949           (4,451)       101,498
   Platinum Investor I & II                           5,981          (35,410)       (29,429)
   Platinum Investor III                             18,349          (13,628)         4,721
   Platinum Investor FlexDirector                        65               --             65
   Platinum Investor PLUS                             3,002           (1,082)         1,920
   Platinum Investor Survivor                           270           (3,345)        (3,075)
   Platinum Investor Survivor II                      1,417             (202)         1,215
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                134,475           (6,520)       127,955
   Platinum Investor I & II                          56,218          (73,889)       (17,671)
   Platinum Investor III                            146,421          (89,431)        56,990
   Platinum Investor FlexDirector                     9,193              (45)         9,148
   Platinum Investor PLUS                            18,714           (5,059)        13,655
   Platinum Investor Survivor                        15,931          (20,215)        (4,284)
   Platinum Investor Survivor II                      1,590           (1,201)           389
Putnam VT International Growth and Income Fund
   - Class IB
   Corporate America                                    960               (1)           959
   Platinum Investor I & II                          22,238          (57,145)       (34,907)
   Platinum Investor III                             40,988          (48,322)        (7,334)
   Platinum Investor FlexDirector                       114               (2)           112
   Platinum Investor PLUS                             5,982           (1,774)         4,208
   Platinum Investor Survivor                         5,195          (10,780)        (5,585)
   Platinum Investor Survivor II                      1,346           (6,192)        (4,846)
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                       712           (1,359)          (647)
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                       386             (713)          (327)
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                    12,280           (3,201)         9,079

                                     VL-R-36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                   Accumulation    Accumulation    Net Increase
Divisions                                                          Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                                             29,337        (305,514)      (276,177)
   Platinum Investor III                                                16,668         (80,604)       (63,936)
   Platinum Investor PLUS                                                  203          (1,041)          (838)
   Platinum Investor Survivor                                            6,952         (39,189)       (32,237)
   Platinum Investor Survivor II                                           274            (461)          (187)
Safeco RST Growth Opportunities Portfolio
   Corporate America                                                        31          (3,402)        (3,371)
   Platinum Investor I & II                                             33,254        (429,745)      (396,491)
   Platinum Investor III                                                31,627        (152,584)      (120,957)
   Platinum Investor PLUS                                                1,137          (4,704)        (3,567)
   Platinum Investor Survivor                                            2,113         (19,131)       (17,018)
   Platinum Investor Survivor II                                        11,326         (34,569)       (23,243)
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                                             419            (232)           187
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                                337            (643)          (306)
   Platinum Investor III                                                19,952          (5,233)        14,719
   Platinum Investor PLUS                                                5,224          (1,000)         4,224
   Platinum Investor Survivor                                            1,065             (46)         1,019
   Platinum Investor Survivor II                                           189             (70)           119
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                                223            (171)            52
   Platinum Investor III                                                34,706         (10,404)        24,302
   Platinum Investor PLUS                                                9,680          (2,392)         7,288
   Platinum Investor Survivor II                                         1,009            (166)           843
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                                             56,887         (94,152)       (37,265)
   Platinum Investor III                                                27,185         (14,533)        12,652
   Platinum Investor PLUS                                                2,823            (643)         2,180
   Platinum Investor Survivor                                            4,070         (10,690)        (6,620)
   Platinum Investor Survivor II                                            99             (21)            78
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                                             10,395         (42,991)       (32,596)
   Platinum Investor FlexDirector                                        1,743              (8)         1,735
   Platinum Investor III                                                13,057          (5,364)         7,693
   Platinum Investor PLUS                                                2,069            (307)         1,762
   Platinum Investor Survivor                                            3,093          (3,719)          (626)
   Platinum Investor Survivor II                                         1,483            (932)           551
VALIC Company I - International Equities Fund
   AG Legacy Plus                                                        6,548            (804)         5,744
   Platinum Investor I & II                                             15,764         (67,617)       (51,853)
   Platinum Investor III                                                31,840         (12,819)        19,021
   Platinum Investor FlexDirector                                          359             (10)           349
   Platinum Investor PLUS                                                5,046            (738)         4,308
   Platinum Investor Survivor                                            3,192          (1,798)         1,394
   Platinum Investor Survivor II                                         1,290            (330)           960
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                                        5,627            (931)         4,696
   Corporate America                                                        48          (1,030)          (982)
   Corporate America (reduced surrender charge)                            705              (1)           704
   Platinum Investor I & II                                             40,325        (118,088)       (77,763)
   Platinum Investor III                                               131,262         (55,612)        75,650

                                     VL-R-37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                   Accumulation    Accumulation    Net Increase
Divisions                                                          Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------
VALIC Company I - Mid Cap Index Fund - Continued
   Platinum Investor PLUS                                               26,921          (4,209)        22,712
   Platinum Investor Survivor                                           11,171          (8,306)         2,865
   Platinum Investor Survivor II                                        16,206          (3,972)        12,234
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                                      100,017        (102,487)        (2,470)
   Corporate America                                                    64,846         (63,733)         1,113
   Corporate America (reduced surrender charge)                         32,328          (5,241)        27,087
   Legacy Plus                                                             190            (107)            83
   Platinum Investor I & II                                            278,917        (518,582)      (239,665)
   Platinum Investor III                                             1,940,255      (1,875,974)        64,281
   Platinum Investor FlexDirector                                       62,864         (57,978)         4,886
   Platinum Investor PLUS                                              448,303        (438,160)        10,143
   Platinum Investor Survivor                                           63,233         (87,075)       (23,842)
   Platinum Investor Survivor II                                       162,859        (184,079)       (21,220)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                                             33,616         (13,320)        20,296
   Platinum Investor III                                               105,366         (83,209)        22,157
   Platinum Investor FlexDirector                                           51              (3)            48
   Platinum Investor PLUS                                                7,518          (1,658)         5,860
   Platinum Investor Survivor                                           12,152          (2,977)         9,175
   Platinum Investor Survivor II                                        11,245             (74)        11,171
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                                             60,602         (17,466)        43,136
   Platinum Investor III                                                58,249         (29,890)        28,359
   Platinum Investor FlexDirector                                           55              (4)            51
   Platinum Investor PLUS                                                2,112          (1,007)         1,105
   Platinum Investor Survivor                                            4,225          (1,398)         2,827
   Platinum Investor Survivor II                                           572            (193)           379
VALIC Company I - Small Cap Index Fund
   Corporate America                                                        --            (507)          (507)
   Platinum Investor I & II                                              8,079         (32,964)       (24,885)
   Platinum Investor III                                                86,323         (21,958)        64,365
   Platinum Investor FlexDirector                                           34              (2)            32
   Platinum Investor PLUS                                               18,047          (2,261)        15,786
   Platinum Investor Survivor                                            2,854          (8,362)        (5,508)
   Platinum Investor Survivor II                                         1,893            (499)         1,394
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                                       33,622          (3,730)        29,892
   Corporate America                                                        78            (354)          (276)
   Platinum Investor I & II                                            189,803        (383,612)      (193,809)
   Platinum Investor III                                               539,017      (1,016,672)      (477,655)
   Platinum Investor FlexDirector                                           87              --             87
   Platinum Investor PLUS                                               27,769          (6,712)        21,057
   Platinum Investor Survivor                                           45,262        (293,260)      (247,998)
   Platinum Investor Survivor II                                        54,155        (185,824)      (131,669)
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                                        1,652          (2,943)        (1,291)
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                                        2,796          (2,071)           725
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                                             38,086         (24,886)        13,200
   Platinum Investor III                                               119,619         (32,697)        86,922

                                     VL-R-38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                   Accumulation    Accumulation    Net Increase
Divisions                                                          Units Issued   Units Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I - Continued
   Platinum Investor FlexDirector                                           34              (2)            32
   Platinum Investor PLUS                                                9,642          (3,075)         6,567
   Platinum Investor Survivor                                            7,296          (5,764)         1,532
   Platinum Investor Survivor II                                         2,936          (1,055)         1,881
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                                             36,007          (9,450)        26,557
   Platinum Investor III                                               161,594         (34,787)       126,807
   Platinum Investor FlexDirector                                           34              (2)            32
   Platinum Investor PLUS                                               16,258          (3,487)        12,771
   Platinum Investor Survivor                                           22,712          (7,868)        14,844
   Platinum Investor Survivor II                                        21,213            (909)        20,304
Vanguard VIF REIT Index Portfolio
   Corporate America                                                        --          (3,135)        (3,135)
   Platinum Investor I & II                                             28,989          (8,935)        20,054
   Platinum Investor III                                                98,189         (34,459)        63,730
   Platinum Investor FlexDirector                                        3,872             (23)         3,849
   Platinum Investor PLUS                                               31,592          (5,804)        25,788
   Platinum Investor Survivor                                           11,750          (2,148)         9,602
   Platinum Investor Survivor II                                        15,521          (1,475)        14,046

                                     VL-R-39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                                             Accumulation     Accumulation    Net Increase
Divisions                                                    Units Issued    Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                                6,274           (11,281)         (5,007)
   Corporate America                                             1,186              (256)            930
   Platinum Investor I & II                                     76,995          (116,962)        (39,967)
   Platinum Investor III                                        65,980           (22,903)         43,077
   Platinum Investor PLUS                                        3,953              (620)          3,333
   Platinum Investor Survivor                                    8,299           (11,973)         (3,674)
   Platinum Investor Survivor II                                   135              (308)           (173)
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                                85              (228)           (143)
   Legacy Plus                                                    --                  (1)             (1)
   Platinum Investor I & II                                    173,672          (274,866)       (101,194)
   Platinum Investor III                                       183,281           (97,216)         86,065
   Platinum Investor PLUS                                        8,508            (1,310)          7,198
   Platinum Investor Survivor                                   37,635           (33,390)          4,245
   Platinum Investor Survivor II                                 1,853            (1,142)            711
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor III                                        18,270              (263)         18,007
   Platinum Investor PLUS                                        1,275               (69)          1,206
   Platinum Investor Survivor                                      190               (52)            138
   Platinum Investor Survivor II                                   104                (1)            103
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor III                                        19,295              (510)         18,785
   Platinum Investor PLUS                                        1,063               (78)            985
   Platinum Investor Survivor                                    2,294              (120)          2,174
   Platinum Investor Survivor II                                   355               (12)            343
American Century VP Value Fund - Class I
   AG Legacy Plus                                                4,709            (6,085)         (1,376)
   Corporate America                                               703            (1,159)           (456)
   Platinum Investor I & II                                     90,261           (59,760)         30,501
   Platinum Investor III                                       209,686           (61,824)        147,862
   Platinum Investor PLUS                                       19,264            (3,542)         15,722
   Platinum Investor Survivor                                   18,947            (6,047)         12,900
   Platinum Investor Survivor II                                31,849            (7,441)         24,408
Ayco Growth Fund
   Platinum Investor I & II                                        151           (29,217)        (29,066)
   Platinum Investor III                                         5,914           (36,062)        (30,148)
   Platinum Investor PLUS                                           26               (27)             (1)
   Platinum Investor Survivor                                     --            (789,598)       (789,598)
   Platinum Investor Survivor II                                  --            (222,735)       (222,735)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                     18,634            (7,048)         11,586
   Platinum Investor III                                        77,055           (13,952)         63,103
   Platinum Investor PLUS                                        3,551              (585)          2,966
   Platinum Investor Survivor                                    2,739            (1,575)          1,164
   Platinum Investor Survivor II                                   721               (96)            625
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                     16,562            (6,547)         10,015
   Platinum Investor III                                        71,478           (31,070)         40,408
   Platinum Investor PLUS                                        9,409            (1,374)          8,035
   Platinum Investor Survivor                                    2,359            (4,035)         (1,676)
   Platinum Investor Survivor II                                 3,173              (634)          2,539

                                     VL-R-40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                                             Accumulation     Accumulation    Net Increase
Divisions                                                    Units Issued    Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                              3,022             (790)          2,232
   Platinum Investor I & II                                      76,960          (97,790)        (20,830)
   Platinum Investor III                                        180,173          (73,729)        106,444
   Platinum Investor PLUS                                        13,861           (3,210)         10,651
   Platinum Investor Survivor                                    13,161         (115,971)       (102,810)
   Platinum Investor Survivor II                                 28,864           (4,922)         23,942
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                                 25             (176)           (151)
   Platinum Investor I & II                                      24,238         (106,898)        (82,660)
   Platinum Investor III                                        102,634          (45,402)         57,232
   Platinum Investor PLUS                                        11,577           (4,000)          7,577
   Platinum Investor Survivor                                     7,219           (4,159)          3,060
   Platinum Investor Survivor II                                  2,068             (644)          1,424
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                                 5,803             (384)          5,419
   Platinum Investor I & II                                      96,784          (76,390)         20,394
   Platinum Investor III                                         93,269          (25,955)         67,314
   Platinum Investor PLUS                                         6,980           (1,227)          5,753
   Platinum Investor Survivor                                     2,490           (2,092)            398
   Platinum Investor Survivor II                                  4,796             (982)          3,814
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                                12,725           (1,041)         11,684
   Corporate America                                              1,303             (984)            319
   Platinum Investor I & II                                      81,721          (50,361)         31,360
   Platinum Investor III                                        371,144          (94,138)        277,006
   Platinum Investor PLUS                                        28,044           (3,874)         24,170
   Platinum Investor Survivor                                     8,069         (242,684)       (234,615)
   Platinum Investor Survivor II                                  6,563           (1,572)          4,991
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                15,655           (2,344)         13,311
   Corporate America                                              3,103           (1,155)          1,948
   Platinum Investor I & II                                      82,850          (45,650)         37,200
   Platinum Investor III                                        358,761          (98,918)        259,843
   Platinum Investor PLUS                                        26,542           (4,475)         22,067
   Platinum Investor Survivor                                    17,519         (214,156)       (196,637)
   Platinum Investor Survivor II                                  7,414           (4,125)          3,289
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                 5,164           (1,480)          3,684
   Corporate America                                              1,277             (107)          1,170
   Platinum Investor I & II                                      50,769          (54,295)         (3,526)
   Platinum Investor III                                        423,033         (144,998)        278,035
   Platinum Investor PLUS                                        33,584           (4,617)         28,967
   Platinum Investor Survivor                                    32,144         (351,681)       (319,537)
   Platinum Investor Survivor II                                  7,150           (4,205)          2,945
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II                                      14,015              (85)         13,930
   Platinum Investor III                                          7,829             (239)          7,590
   Platinum Investor PLUS                                         1,215             (132)          1,083
   Platinum Investor Survivor II                                    648               (2)            646
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                                 2,125             (690)          1,435

                                     VL-R-41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                                                          Accumulation     Accumulation    Net Increase
Divisions                                                                 Units Issued    Units Redeemed    (Decrease)
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor I & II                                                      827              (4)            823
   Platinum Investor III                                                      14,291            (371)         13,920
   Platinum Investor PLUS                                                      2,335             (61)          2,274
   Platinum Investor Survivor                                                    954               -             954
   Platinum Investor Survivor II                                                 410              (3)            407
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                                   17,746          (7,146)         10,600
   Platinum Investor III                                                     298,886         (71,552)        227,334
   Platinum Investor PLUS                                                     33,379          (2,565)         30,814
   Platinum Investor Survivor                                                  9,864         (34,612)        (24,748)
   Platinum Investor Survivor II                                               5,006            (938)          4,068
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                                   24,039         (12,173)         11,866
   Platinum Investor III                                                      52,285         (39,157)         13,128
   Platinum Investor PLUS                                                      7,694          (1,441)          6,253
   Platinum Investor Survivor                                                  1,493            (109)          1,384
   Platinum Investor Survivor II                                               9,312          (1,349)          7,963
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                              7,261            (401)          6,860
   Platinum Investor I & II                                                   50,792          (3,608)         47,184
   Platinum Investor III                                                      35,180         (38,586)         (3,406)
   Platinum Investor PLUS                                                      4,181            (675)          3,506
   Platinum Investor Survivor                                                  6,322            (962)          5,360
   Platinum Investor Survivor II                                              18,548          (1,884)         16,664
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                                   14,862              (1)         14,861
   Platinum Investor III                                                      16,345            (121)         16,224
   Platinum Investor PLUS                                                        115               -             115
   Platinum Investor Survivor                                                740,046              (8)        740,038
   Platinum Investor Survivor II                                             203,960          (1,450)        202,510
Janus Aspen Series International Growth Portfolio - Service Shares
   Corporate America                                                           1,379             (33)          1,346
   Platinum Investor I & II                                                   16,648          (9,377)          7,271
   Platinum Investor III                                                      87,331         (33,171)         54,160
   Platinum Investor PLUS                                                      3,395            (805)          2,590
   Platinum Investor Survivor                                                 15,434          (5,554)          9,880
   Platinum Investor Survivor II                                                   -          (5,923)         (5,923)
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                             951            (742)            209
   Platinum Investor I & II                                                   13,052         (11,566)          1,486
   Platinum Investor III                                                     198,336         (78,828)        119,508
   Platinum Investor PLUS                                                      5,512            (919)          4,593
   Platinum Investor Survivor                                                 21,349          (6,331)         15,018
   Platinum Investor Survivor II                                               1,031             (35)            996
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Corporate America                                                           3,676            (977)          2,699
   Platinum Investor I & II                                                   32,338         (57,763)        (25,425)
   Platinum Investor III                                                     167,354         (58,998)        108,356
   Platinum Investor PLUS                                                      8,615          (1,421)          7,194
   Platinum Investor Survivor                                                 20,463          (5,284)         15,179
   Platinum Investor Survivor II                                              18,111          (4,402)         13,709

                                     VL-R-42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                    Accumulation    Accumulation    Net Increase
Divisions                           Units Issued   Units Redeemed    (Decrease)
--------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                 45              (6)            39
   Platinum Investor III                 9,715            (383)         9,332
   Platinum Investor PLUS                  177             (38)           139
   Platinum Investor Survivor II           378             (19)           359
JPMorgan Small Company Portfolio
   Platinum Investor I & II             12,196          (1,758)        10,438
   Platinum Investor III                40,853         (10,824)        30,029
   Platinum Investor PLUS                1,835            (373)         1,462
   Platinum Investor Survivor              390          (1,093)          (703)
   Platinum Investor Survivor II           376             (23)           353
MFS VIT Capital Opportunities
   Series - Initial Class
   Corporate America                     1,425          (1,058)           367
   Platinum Investor I & II             19,736         (34,270)       (14,534)
   Platinum Investor III               169,426         (79,215)        90,211
   Platinum Investor PLUS               12,954          (1,681)        11,273
   Platinum Investor Survivor           16,183         (12,148)         4,035
   Platinum Investor Survivor II           910            (450)           460
MFS VIT Emerging Growth Series -
   Initial Class
   AG Legacy Plus                        2,675            (495)         2,180
   Corporate America                        --            (199)          (199)
   Platinum Investor I & II            193,938        (220,645)       (26,707)
   Platinum Investor III               430,275        (126,793)       303,482
   Platinum Investor PLUS               11,349          (1,779)         9,570
   Platinum Investor Survivor           44,672         (28,380)        16,292
   Platinum Investor Survivor II         1,583            (480)         1,103
MFS VIT New Discovery Series -
   Initial Class
   AG Legacy Plus                        4,697            (376)         4,321
   Corporate America                       956            (627)           329
   Platinum Investor I & II             24,131         (15,701)         8,430
   Platinum Investor III               116,943         (35,732)        81,211
   Platinum Investor PLUS                6,773          (1,248)         5,525
   Platinum Investor Survivor            8,502          (2,059)         6,443
   Platinum Investor Survivor II         4,111          (2,036)         2,075
MFS VIT Research Series - Initial
   Class
   Corporate America                     1,235             (40)         1,195
   Platinum Investor I & II              7,453          (5,841)         1,612
   Platinum Investor III                63,584         (31,790)        31,794
   Platinum Investor PLUS                3,315            (433)         2,882
   Platinum Investor Survivor            4,536          (3,991)           545
   Platinum Investor Survivor II         2,230            (709)         1,521
MFS VIT Total Return Series -
   Initial Class
   AG Legacy Plus                       18,728         (21,260)        (2,532)
Neuberger Berman AMT Mid-Cap
   Growth Portfolio - Class I
   Corporate America                     1,001              --          1,001
   Platinum Investor I & II              6,196         (12,872)        (6,676)
   Platinum Investor III               121,148         (46,044)        75,104
   Platinum Investor PLUS                9,131          (1,367)         7,764
   Platinum Investor Survivor            5,537        (166,619)      (161,082)
   Platinum Investor Survivor II         4,511          (1,083)         3,428
Neuberger Berman AMT Partners
   Portfolio - Class I
   AG Legacy Plus                          745            (368)           377

                                     VL-R-43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                    Accumulation    Accumulation    Net Increase
Divisions                           Units Issued   Units Redeemed    (Decrease)
--------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Non-Service Shares
   Platinum Investor I & II              2,681              --          2,681
   Platinum Investor III                 8,184            (220)         7,964
   Platinum Investor PLUS                  305             (51)           254
   Platinum Investor Survivor            1,282             (11)         1,271
   Platinum Investor Survivor II           316              --            316
Oppenheimer High Income Fund/VA -
   Non-Service Shares
   AG Legacy Plus                          385          (5,952)        (5,567)
Oppenheimer Balanced Fund/VA -
   Non - Service Shares
   Platinum Investor I & II                  2              --              2
   Platinum Investor III                 5,806            (131)         5,675
   Platinum Investor PLUS                  516             (25)           491
   Platinum Investor Survivor              433              --            433
   Platinum Investor Survivor II         3,205              (8)         3,197
PIMCO VIT Real Return Portfolio -
   Administrative Class
   AG Legacy Plus                       16,602          (2,635)        13,967
   Corporate America                        --            (611)          (611)
   Platinum Investor I & II             16,412         (90,663)       (74,251)
   Platinum Investor III               233,810         (51,006)       182,804
   Platinum Investor PLUS               19,578          (5,144)        14,434
   Platinum Investor Survivor            2,239          (7,254)        (5,015)
   Platinum Investor Survivor II         8,856          (2,022)         6,834
PIMCO VIT Short-Term Portfolio -
   Administrative Class
   Corporate America                    10,598          (1,405)         9,193
   Platinum Investor I & II            143,781         (25,585)       118,196
   Platinum Investor III                70,718         (20,485)        50,233
   Platinum Investor PLUS                5,191            (686)         4,505
   Platinum Investor Survivor            8,661          (3,200)         5,461
   Platinum Investor Survivor II           517          (5,514)        (4,997)
PIMCO VIT Total Return Portfolio
   - Administrative Class
   AG Legacy Plus                       11,616          (1,278)        10,338
   Corporate America                     2,197            (117)         2,080
   Platinum Investor I & II             21,369         (38,960)       (17,591)
   Platinum Investor III               194,268         (59,111)       135,157
   Platinum Investor PLUS               23,717          (4,211)        19,506
   Platinum Investor Survivor            4,035          (4,271)          (236)
   Platinum Investor Survivor II        18,599          (9,935)         8,664
Putnam VT Diversified Income Fund
   - Class IB
   AG Legacy Plus                        4,575          (3,626)           949
   Corporate America                   108,853          (4,426)       104,427
   Platinum Investor I & II             11,663         (21,868)       (10,205)
   Platinum Investor III                32,744          (9,086)        23,658
   Platinum Investor PLUS                4,722            (738)         3,984
   Platinum Investor Survivor              673          (1,075)          (402)
   Platinum Investor Survivor II           169             (47)           122
Putnam VT Growth and Income Fund
   - Class IB
   Corporate America                   145,817          (8,235)       137,582
   Platinum Investor I & II             98,870        (146,149)       (47,279)
   Platinum Investor III               226,325         (85,716)       140,609
   Platinum Investor PLUS               12,291          (2,934)         9,357
   Platinum Investor Survivor           23,293         (21,645)         1,648
   Platinum Investor Survivor II         2,668            (816)         1,852

                                     VL-R-44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                    Accumulation    Accumulation    Net Increase
Divisions                           Units Issued   Units Redeemed    (Decrease)
--------------------------------------------------------------------------------
Putnam VT International Growth
   and Income Fund - Class IB
   Corporate America                     1,334              --          1,334
   Platinum Investor I & II             37,885         (33,704)         4,181
   Platinum Investor III                89,392         (26,550)        62,842
   Platinum Investor PLUS                4,877          (1,030)         3,847
   Platinum Investor Survivor           11,217        (198,788)      (187,571)
   Platinum Investor Survivor II         1,769          (1,385)           384
Putnam VT Small Cap Value Fund -
   Class IB
   AG Legacy Plus                        2,146          (1,007)         1,139
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                        1,222            (436)           786
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                       15,918         (15,002)           916
Safeco RST Core Equity Portfolio
   Platinum Investor I & II             64,154        (120,454)       (56,300)
   Platinum Investor III                28,556         (12,632)        15,924
   Platinum Investor PLUS                  760            (213)           547
   Platinum Investor Survivor            8,890          (3,839)         5,051
   Platinum Investor Survivor II           108             (66)            42
Safeco RST Growth Opportunities
   Portfolio
   Corporate America                        40            (114)           (74)
   Platinum Investor I & II             68,084        (117,012)       (48,928)
   Platinum Investor III                60,372         (45,033)        15,339
   Platinum Investor PLUS                2,604            (780)         1,824
   Platinum Investor Survivor            4,534         (17,533)       (12,999)
   Platinum Investor Survivor II        14,123          (3,527)        10,596
Scudder VIT Equity 500 Index Fund
   - Class A
   Legacy Plus                             319            (259)            60
SunAmerica - Aggressive Growth
   Portfolio - Class 1
   Platinum Investor I & II              7,929            (462)         7,467
   Platinum Investor III                14,465          (2,117)        12,348
   Platinum Investor PLUS                2,091            (241)         1,850
   Platinum Investor Survivor II           377             (48)           329
SunAmerica - SunAmerica Balanced
   Portfolio - Class 1
   Platinum Investor I & II                293            (114)           179
   Platinum Investor III                24,791          (4,748)        20,043
   Platinum Investor PLUS                5,774          (1,323)         4,451
   Platinum Investor Survivor II           414              (7)           407
UIF Equity Growth Portfolio -
   Class I
   Platinum Investor I & II             77,426        (133,018)       (55,592)
   Platinum Investor III                25,800          (8,754)        17,046
   Platinum Investor PLUS                2,115            (273)         1,842
   Platinum Investor Survivor            4,492         (23,372)       (18,880)
   Platinum Investor Survivor II            62             (20)            42
UIF High Yield Portfolio -
   Class I
   Platinum Investor I & II             18,326         (20,554)        (2,228)
   Platinum Investor III                10,378          (2,877)         7,501
   Platinum Investor PLUS                  486             (54)           432
   Platinum Investor Survivor            3,592          (2,026)         1,566
   Platinum Investor Survivor II         1,940            (452)         1,488

                                     VL-R-45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                                              Accumulation    Accumulation    Net Increase
Divisions                                                     Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------
VALIC Company I - International Equities Fund
   AG Legacy Plus                                                   3,721            (379)         3,342
   Platinum Investor I & II                                        14,055         (25,193)       (11,138)
   Platinum Investor III                                           34,202          (9,794)        24,408
   Platinum Investor PLUS                                           3,992            (325)         3,667
   Platinum Investor Survivor                                       4,488          (5,823)        (1,335)
   Platinum Investor Survivor II                                      186            (119)            67
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                                   3,410            (920)         2,490
   Corporate America                                                   57            (594)          (537)
   Platinum Investor I & II                                        63,297         (68,946)        (5,649)
   Platinum Investor III                                          181,298         (55,897)       125,401
   Platinum Investor PLUS                                          15,086          (2,512)        12,574
   Platinum Investor Survivor                                      14,035          (9,553)         4,482
   Platinum Investor Survivor II                                   19,634          (4,657)        14,977
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                                 114,388        (107,298)         7,090
   Corporate America                                                8,810         (32,489)       (23,679)
   Legacy Plus                                                        126            (100)            26
   Platinum Investor I & II                                       493,219        (882,514)      (389,295)
   Platinum Investor III                                        2,571,974      (2,662,921)       (90,947)
   Platinum Investor PLUS                                         409,481        (326,086)        83,395
   Platinum Investor Survivor                                      62,134         (93,379)       (31,245)
   Platinum Investor Survivor II                                  180,009        (187,843)        (7,834)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                                       106,295         (18,873)        87,422
   Platinum Investor III                                          203,983         (82,688)       121,295
   Platinum Investor PLUS                                           6,092            (700)         5,392
   Platinum Investor Survivor                                      13,066          (3,056)        10,010
   Platinum Investor Survivor II                                      168              (6)           162
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                                        21,955          (6,346)        15,609
   Platinum Investor III                                           76,376         (31,248)        45,128
   Platinum Investor PLUS                                           2,679            (335)         2,344
   Platinum Investor Survivor                                       7,504          (1,215)         6,289
   Platinum Investor Survivor II                                      350            (154)           196
VALIC Company I - Small Cap Index Fund
   Corporate America                                                1,669            (271)         1,398
   Platinum Investor I & II                                        35,176          (4,858)        30,318
   Platinum Investor III                                           84,471         (23,419)        61,052
   Platinum Investor PLUS                                           7,613          (1,030)         6,583
   Platinum Investor Survivor                                       8,774          (2,773)         6,001
   Platinum Investor Survivor II                                    1,118            (466)           652
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                                   1,453         (13,055)       (11,602)
   Corporate America                                                2,288            (356)         1,932
   Platinum Investor I & II                                       241,252        (353,492)      (112,240)
   Platinum Investor III                                        1,118,995        (294,247)       824,748
   Platinum Investor PLUS                                          45,208          (4,939)        40,269
   Platinum Investor Survivor                                     174,452         (53,637)       120,815
   Platinum Investor Survivor II                                  113,720         (22,458)        91,262

                                     VL-R-46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003.

                                                              Accumulation    Accumulation    Net Increase
Divisions                                                     Units Issued   Units Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                                  3,986         (10,885)        (6,899)
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                                  5,096          (3,038)         2,058
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                                       57,649         (33,657)        23,992
   Platinum Investor III                                         105,186         (27,683)        77,503
   Platinum Investor PLUS                                          9,332          (1,497)         7,835
   Platinum Investor Survivor                                      2,602          (7,379)        (4,777)
   Platinum Investor Survivor II                                   4,472            (429)         4,043
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                                       34,333          (6,396)        27,937
   Platinum Investor III                                         120,919         (27,695)        93,224
   Platinum Investor PLUS                                          8,946          (1,634)         7,312
   Platinum Investor Survivor                                     20,196          (7,959)        12,237
   Platinum Investor Survivor II                                   2,427            (620)         1,807
Vanguard VIF REIT Index Portfolio
   Corporate America                                                 455          (1,097)          (642)
   Platinum Investor I & II                                       23,225         (14,530)         8,695
   Platinum Investor III                                         112,032         (30,244)        81,788
   Platinum Investor PLUS                                         11,806          (3,363)         8,443
   Platinum Investor Survivor                                      5,293          (2,330)         2,963
   Platinum Investor Survivor II                                   5,156          (1,266)         3,890

                                     VL-R-47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                                                   Income      Expense       Total
Divisions                                                     Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2004
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                             24,949     $ 8.04     $  200,562      0.74%       0.75%       23.08%
   Corporate America                                           7,229       7.78         56,259      0.70%       0.35%       23.57%
   Corporate America (reduced surrender charge)                  679      11.67          7,918      0.70%       0.65%       16.65%
   Platinum Investor I & II                                  322,093      11.13      3,583,368      0.64%       0.75%       23.08%
   Platinum Investor III                                     303,164       9.34      2,832,247      0.86%       0.70%       23.14%
   Platinum Investor PLUS                                      9,886      12.93        127,771      0.84%       0.70%       23.14%
   Platinum Investor Survivor                                 67,704       7.77        526,286      0.75%       0.40%       23.51%
   Platinum Investor Survivor II                              16,895      13.54        228,742      1.10%       0.75%       23.08%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                           5,835       6.24         36,396      0.46%       0.35%        5.40%
   Platinum Investor I & II                                  850,688       9.94      8,454,221      0.46%       0.75%        4.98%
   Platinum Investor III                                     499,376       7.39      3,690,457      0.49%       0.70%        5.03%
   Platinum Investor FlexDirector                                204      10.20          2,077      0.01%       0.70%        1.98%
   Platinum Investor PLUS                                     16,704      10.72        179,141      0.59%       0.70%        5.03%
   Platinum Investor Survivor                                116,072       6.23        723,141      0.47%       0.40%        5.35%
   Platinum Investor Survivor II                               7,228       9.24         66,822      0.59%       0.75%        4.98%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                       98      12.94          1,274      0.00%       0.75%        7.38%
   Platinum Investor III                                      32,709      12.95        423,493      0.00%       0.70%        7.43%
   Platinum Investor PLUS                                      9,034      12.95        116,963      0.00%       0.70%        7.43%
   Platinum Investor Survivor                                    150      13.01          1,949      0.00%       0.40%        7.76%
   Platinum Investor Survivor II                                 128      12.94          1,657      0.00%       0.75%        7.38%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor I & II                                    8,879      15.23        135,202      0.00%       0.75%       12.20%
   Platinum Investor III                                      44,400      15.24        676,660      0.00%       0.70%       12.25%
   Platinum Investor FlexDirector                              5,687      10.64         60,491      0.00%       0.70%        6.37%
   Platinum Investor PLUS                                      6,756      15.24        102,960      0.00%       0.70%       12.25%
   Platinum Investor Survivor                                    245      15.32          3,755      0.00%       0.40%       12.59%
   Platinum Investor Survivor II                                 930      15.23         14,167      0.00%       0.75%       12.20%
American Century VP Value Fund - Class I
   AG Legacy Plus                                             34,128      16.83        574,449      0.90%       0.75%       13.48%
   Corporate America                                           2,990      15.46         46,225      1.19%       0.35%       13.93%
   Platinum Investor I & II                                  232,577      15.21      3,536,470      0.95%       0.75%       13.48%
   Platinum Investor III                                     526,802      15.12      7,963,343      0.86%       0.70%       13.54%
   Platinum Investor FlexDirector                                 31      10.82            339      0.00%       0.70%        8.25%
   Platinum Investor PLUS                                     39,732      12.81        508,822      0.74%       0.70%       13.54%
   Platinum Investor Survivor                                 32,550      15.43        502,214      0.97%       0.40%       13.88%
   Platinum Investor Survivor II                             100,250      13.39      1,342,791      0.80%       0.75%       13.48%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                   70,710       8.18        578,349      0.00%       0.75%       10.04%
   Platinum Investor III                                     139,946       8.01      1,121,164      0.00%       0.70%       10.10%
   Platinum Investor FlexDirector                              4,723      10.13         47,865      0.00%       0.70%        1.34%
   Platinum Investor PLUS                                      8,424      12.79        107,735      0.00%       0.70%       10.10%
   Platinum Investor Survivor                                  2,799       8.30         23,229      0.00%       0.40%       10.43%
   Platinum Investor Survivor II                               1,275      12.12         15,451      0.00%       0.75%       10.04%

                                     VL-R-48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                Investment
                                                                                                  Income      Expense       Total
Divisions                                                    Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                  73,512     $12.16     $  893,684      0.38%       0.75%       13.62%
   Platinum Investor III                                    204,536      11.96      2,445,717      0.42%       0.70%       13.68%
   Platinum Investor FlexDirector                                 1      10.87             16      0.63%       0.70%        8.66%
   Platinum Investor PLUS                                    16,660      12.56        209,222      0.45%       0.70%       13.68%
   Platinum Investor Survivor                                17,825      12.34        219,877      0.38%       0.40%       14.02%
   Platinum Investor Survivor II                              5,689      13.76         78,254      0.43%       0.75%       13.62%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                         11,224      11.52        129,279      0.19%       0.35%       10.95%
   Platinum Investor I & II                                 375,824      13.92      5,230,135      0.20%       0.75%       10.51%
   Platinum Investor III                                    445,399      10.72      4,775,432      0.21%       0.70%       10.56%
   Platinum Investor PLUS                                    27,075      11.57        313,377      0.25%       0.70%       10.56%
   Platinum Investor Survivor                                63,847      11.50        734,526      0.21%       0.40%       10.90%
   Platinum Investor Survivor II                             58,627      12.58        737,356      0.23%       0.75%       10.51%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                          6,905      13.36         92,230      4.03%       0.35%        3.01%
   Platinum Investor I & II                                 311,327      13.33      4,150,241      4.03%       0.75%        2.60%
   Platinum Investor III                                    253,777      12.63      3,204,132      4.15%       0.70%        2.65%
   Platinum Investor PLUS                                    17,726      11.19        198,410      4.24%       0.70%        2.65%
   Platinum Investor Survivor                                25,471      13.34        339,808      4.25%       0.40%        2.96%
   Platinum Investor Survivor II                              7,145      11.24         80,289      4.21%       0.75%        2.60%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                            20,658      10.69        220,876      2.06%       0.75%        4.39%
   Platinum Investor I & II                                 203,845      10.18      2,074,624      2.45%       0.75%        4.39%
   Platinum Investor III                                    208,895      10.16      2,121,544      2.09%       0.70%        4.44%
   Platinum Investor PLUS                                    17,720      11.61        205,736      1.51%       0.70%        4.44%
   Platinum Investor Survivor                                 9,381      10.33         96,879      2.46%       0.40%        4.76%
   Platinum Investor Survivor II                             10,659      11.34        120,837      2.09%       0.75%        4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                            42,128      12.40        522,390      0.19%       0.75%       14.30%
   Corporate America                                          3,812      11.05         42,136      0.23%       0.35%       14.76%
   Platinum Investor I & II                                 379,667      10.87      4,127,445      0.18%       0.75%       14.30%
   Platinum Investor III                                    906,499      10.73      9,726,130      0.18%       0.70%       14.36%
   Platinum Investor FlexDirector                               321      10.95          3,516      0.00%       0.70%        9.52%
   Platinum Investor PLUS                                    71,987      12.84        924,266      0.13%       0.70%       14.36%
   Platinum Investor Survivor                                76,772      11.03        846,864      0.16%       0.40%       14.70%
   Platinum Investor Survivor II                             31,607      13.54        427,829      0.10%       0.75%       14.30%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                            63,754      11.02        702,770      1.29%       0.75%       10.40%
   Corporate America                                         19,433      11.33        220,183      1.33%       0.35%       10.84%
   Corporate America (reduced surrender charge)                 714      10.81          7,720      1.33%       0.65%        8.09%
   Platinum Investor I & II                                 370,900      11.14      4,133,032      1.26%       0.75%       10.40%
   Platinum Investor III                                    877,982      11.16      9,797,110      1.24%       0.70%       10.46%
   Platinum Investor FlexDirector                               620      10.62          6,583      0.00%       0.70%        6.24%
   Platinum Investor PLUS                                    53,918      12.02        647,840      1.03%       0.70%       10.46%
   Platinum Investor Survivor                               107,323      11.31      1,213,488      1.21%       0.40%       10.79%
   Platinum Investor Survivor II                             49,011      12.19        597,443      1.07%       0.75%       10.40%

                                     VL-R-49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                                                   Income      Expense       Total
Divisions                                                   Units     Unit Value   Net Assets     Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                            28,730     $ 8.12     $   233,262      0.12%       0.75%        2.35%
   Corporate America                                          5,424       6.91          37,464      0.13%       0.35%        2.76%
   Corporate America (reduced surrender charge)                 253      10.71           2,709      0.13%       0.65%        7.06%
   Platinum Investor I & II                                 345,944       6.79       2,349,941      0.13%       0.75%        2.35%
   Platinum Investor III                                  1,039,582       6.73       6,997,775      0.12%       0.70%        2.40%
   Platinum Investor FlexDirector                             7,404       9.75          72,173      0.00%       0.70%       -2.52%
   Platinum Investor PLUS                                    82,830      10.83         897,299      0.08%       0.70%        2.40%
   Platinum Investor Survivor                                76,126       6.89         524,713      0.12%       0.40%        2.71%
   Platinum Investor Survivor II                             38,957       9.63         375,246      0.12%       0.75%        2.35%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II                                  16,744      17.32         289,966      0.00%       0.75%       23.73%
   Platinum Investor III                                     38,471      17.33         666,778      0.00%       0.70%       23.79%
   Platinum Investor FlexDirector                               288      11.59           3,338      0.00%       0.70%       15.86%
   Platinum Investor PLUS                                     6,345      17.33         109,964      0.00%       0.70%       23.79%
   Platinum Investor Survivor                                 1,816      17.42          31,630      0.00%       0.40%       24.16%
   Platinum Investor Survivor II                                989      17.32          17,124      0.00%       0.75%       23.73%
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                            22,445       7.01         157,376      0.00%       0.75%       10.64%
Franklin Templeton - Franklin Small Cap Value
   Securities Fund - Class 2
   Corporate America (reduced surrender charge)                 463      11.29           5,231      0.00%       0.65%       12.87%
   Platinum Investor I & II                                  12,505      16.30         203,817      0.24%       0.75%       22.82%
   Platinum Investor III                                     40,911      16.31         667,374      0.17%       0.70%       22.88%
   Platinum Investor FlexDirector                               175      11.66           2,046      0.00%       0.70%       16.59%
   Platinum Investor PLUS                                    12,431      16.31         202,794      0.12%       0.70%       22.88%
   Platinum Investor Survivor                                 5,233      16.39          85,788      0.09%       0.40%       23.25%
   Platinum Investor Survivor II                                502      16.30           8,175      0.18%       0.75%       22.82%
Franklin Templeton - Franklin U.S. Government Fund -
   Class 2
   Platinum Investor I & II                                  16,861      11.39         191,999      3.63%       0.75%        2.70%
   Platinum Investor III                                    945,822      11.40      10,786,424      5.06%       0.70%        2.75%
   Platinum Investor PLUS                                    38,284      11.03         422,331      5.20%       0.70%        2.75%
   Platinum Investor Survivor                                   633      11.51           7,288      0.00%       0.40%        3.06%
   Platinum Investor Survivor II                              5,867      11.39          66,809      4.55%       0.75%        2.70%
Franklin Templeton - Mutual Shares Securities Fund -
   Class 2
   Platinum Investor I & II                                  54,608      12.16         664,214      0.92%       0.75%       11.79%
   Platinum Investor III                                    539,268      12.18       6,569,138      0.74%       0.70%       11.85%
   Platinum Investor FlexDirector                               312      10.73           3,345      0.00%       0.70%        7.29%
   Platinum Investor PLUS                                    19,639      11.98         235,235      0.70%       0.70%       11.85%
   Platinum Investor Survivor                                 1,777      12.29          21,841      0.87%       0.40%       12.18%
   Platinum Investor Survivor II                             18,978      12.16         230,842      0.74%       0.75%       11.79%
Franklin Templeton - Templeton Foreign Securities Fund
   - Class 2
   AG Legacy Plus                                            18,777       9.92         186,284      1.11%       0.75%       17.64%
   Platinum Investor I & II                                 123,981      12.42       1,539,261      1.04%       0.75%       17.64%
   Platinum Investor III                                    685,074      12.43       8,518,121      1.00%       0.70%       17.70%
   Platinum Investor FlexDirector                               437      11.10           4,852      0.00%       0.70%       11.04%
   Platinum Investor PLUS                                    14,282      12.02         171,694      0.97%       0.70%       17.70%
   Platinum Investor Survivor                                19,552      12.55         245,299      0.68%       0.40%       18.06%
   Platinum Investor Survivor II                             48,400      12.42         600,897      0.90%       0.75%       17.64%

                                     VL-R-50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                                                Income      Expense       Total
Divisions                                                  Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                13,994     $ 9.26     $  129,523      0.69%       0.75%        8.27%
   Platinum Investor III                                   14,378       9.27        133,348      0.67%       0.70%        8.33%
   Platinum Investor PLUS                                     113      11.33          1,284      0.70%       0.70%        8.33%
   Platinum Investor Survivor                             703,774       9.39      6,607,533      0.69%       0.40%        8.65%
   Platinum Investor Survivor II                          185,421       9.83      1,823,417      0.68%       0.75%        8.27%
Janus Aspen Series International Growth Portfolio -
   Service Shares
   Corporate America                                        3,189       8.02         25,585      0.82%       0.35%       18.27%
   Platinum Investor I & II                               115,724       7.89        913,122      0.96%       0.75%       17.80%
   Platinum Investor III                                  229,457       7.84      1,798,205      0.86%       0.70%       17.86%
   Platinum Investor FlexDirector                          12,784      10.87        139,004      0.67%       0.70%        8.73%
   Platinum Investor PLUS                                   7,613      12.56         95,613      0.87%       0.70%       17.86%
   Platinum Investor Survivor                              31,781       8.01        254,455      0.78%       0.40%       18.21%
   Platinum Investor Survivor II                            4,427      12.40         54,914      0.83%       0.75%       17.80%
Janus Aspen Series Mid Cap Growth Portfolio - Service
   Shares
   Corporate America                                          486       5.40          2,624      0.00%       0.35%       20.05%
   Platinum Investor I & II                                52,125       5.31        276,772      0.00%       0.75%       19.58%
   Platinum Investor III                                  402,410       5.18      2,084,632      0.00%       0.70%       19.63%
   Platinum Investor PLUS                                   8,596      13.54        116,353      0.00%       0.70%       19.63%
   Platinum Investor Survivor                              26,338       5.39        141,904      0.00%       0.40%       19.99%
   Platinum Investor Survivor II                            1,788      12.08         21,605      0.00%       0.75%       19.58%
Janus Aspen Series Worldwide Growth Portfolio - Service
   Shares
   Corporate America                                        9,360       6.60         61,819      0.90%       0.35%        4.16%
   Platinum Investor I & II                               125,130       6.50        812,781      0.89%       0.75%        3.75%
   Platinum Investor III                                  367,344       6.44      2,365,764      0.94%       0.70%        3.80%
   Platinum Investor PLUS                                  12,476      10.28        128,308      1.00%       0.70%        3.80%
   Platinum Investor Survivor                              37,089       6.59        244,452      0.87%       0.40%        4.11%
   Platinum Investor Survivor II                           41,215       9.85        405,949      0.92%       0.75%        3.75%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                 1,976      14.86         29,370      0.28%       0.75%       20.15%
   Platinum Investor III                                   27,069      14.87        402,580      0.21%       0.70%       20.22%
   Platinum Investor PLUS                                   4,533      14.87         67,410      0.07%       0.70%       20.22%
   Platinum Investor Survivor                                 207      14.95          3,088      0.00%       0.40%       20.58%
   Platinum Investor Survivor II                              485      14.86          7,201      0.24%       0.75%       20.15%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                40,867      11.41        466,324      0.00%       0.75%       26.22%
   Platinum Investor III                                  104,066      11.23      1,168,558      0.00%       0.70%       26.28%
   Platinum Investor PLUS                                   5,929      13.98         82,890      0.00%       0.70%       26.28%
   Platinum Investor Survivor                               1,835      11.58         21,241      0.00%       0.40%       26.66%
   Platinum Investor Survivor II                            3,146      14.66         46,129      0.00%       0.75%       26.22%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                           --       6.79             --      0.72%       0.35%       12.07%
   Platinum Investor I & II                               113,938       6.67        760,376      0.35%       0.75%       11.62%
   Platinum Investor III                                  415,444       6.74      2,798,020      0.33%       0.70%       11.68%
   Platinum Investor FlexDirector                             173      10.58          1,832      0.00%       0.70%        5.78%
   Platinum Investor PLUS                                  33,139      11.34        375,934      0.28%       0.70%       11.68%
   Platinum Investor Survivor                              36,766       6.77        248,968      0.32%       0.40%       12.01%
   Platinum Investor Survivor II                            3,156      10.33         32,620      0.39%       0.75%       11.62%

                                     VL-R-51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                Investment
                                                                                                  Income      Expense       Total
Divisions                                                  Units      Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                             9,619     $10.72     $  103,163     0.00%        0.75%       12.12%
   Corporate America                                          1,040       4.95          5,148     0.00%        0.35%       12.56%
   Corporate America (reduced surrender charge)                 920      11.38         10,472     0.00%        0.65%       13.78%
   Platinum Investor I & II                                 706,671      10.44      7,378,706     0.00%        0.75%       12.12%
   Platinum Investor III                                  1,024,961       5.53      5,666,609     0.00%        0.70%       12.17%
   Platinum Investor FlexDirector                               197      10.52          2,070     0.00%        0.70%        5.25%
   Platinum Investor PLUS                                    29,670      11.64        345,413     0.00%        0.70%       12.17%
   Platinum Investor Survivor                               168,768       4.94        834,232     0.00%        0.40%       12.51%
   Platinum Investor Survivor II                             32,210      10.01        322,533     0.00%        0.75%       12.12%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                            16,207       7.83        126,844     0.00%        0.75%        5.72%
   Corporate America                                          2,716       8.52         23,152     0.00%        0.35%        6.15%
   Platinum Investor I & II                                  88,892       8.38        745,230     0.00%        0.75%        5.72%
   Platinum Investor III                                    266,177       8.21      2,185,903     0.00%        0.70%        5.78%
   Platinum Investor FlexDirector                               256       9.96          2,551     0.00%        0.70%       -0.45%
   Platinum Investor PLUS                                    16,920      11.16        188,768     0.00%        0.70%        5.78%
   Platinum Investor Survivor                                10,480       8.51         89,153     0.00%        0.40%        6.09%
   Platinum Investor Survivor II                              8,483      10.75         91,201     0.00%        0.75%        5.72%
MFS VIT Research Series - Initial Class
   Corporate America                                          3,158       7.62         24,069     1.02%        0.35%       15.45%
   Platinum Investor I & II                                  48,222       7.50        361,482     1.09%        0.75%       14.98%
   Platinum Investor III                                    159,378       7.47      1,190,107     0.98%        0.70%       15.04%
   Platinum Investor FlexDirector                               106      10.76          1,145     0.00%        0.70%        7.60%
   Platinum Investor PLUS                                     6,148      11.80         72,553     0.87%        0.70%       15.04%
   Platinum Investor Survivor                                 9,692       7.61         73,719     1.08%        0.40%       15.39%
   Platinum Investor Survivor II                              5,340      10.99         58,713     0.86%        0.75%       14.98%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                           146,574       6.23        912,934     1.62%        0.75%       10.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America                                          1,789       6.50         11,630     0.00%        0.35%       15.90%
   Corporate America (reduced surrender charge)                 233      11.35          2,641     0.00%        0.65%       13.51%
   Platinum Investor I & II                                  59,627       6.39        381,211     0.00%        0.75%       15.44%
   Platinum Investor III                                    288,190       6.29      1,811,647     0.00%        0.70%       15.50%
   Platinum Investor FlexDirector                               166      11.06          1,834     0.00%        0.70%       10.58%
   Platinum Investor PLUS                                    28,648      11.72        335,784     0.00%        0.70%       15.50%
   Platinum Investor Survivor                                27,565       6.49        178,820     0.00%        0.40%       15.84%
   Platinum Investor Survivor II                              7,849      10.76         84,431     0.00%        0.75%       15.44%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                            12,141      11.34        137,643     0.01%        0.75%       18.09%
Oppenheimer Balanced Fund/VA - Non-Service Shares**
   Platinum Investor I & II                                   2,395      12.98         31,076     1.98%        0.75%        9.28%
   Platinum Investor III                                     29,690      12.99        385,585     0.45%        0.70%        9.33%
   Platinum Investor PLUS                                    14,439      12.99        187,517     1.68%        0.70%        9.33%
   Platinum Investor Survivor                                   433      13.05          5,656     0.99%        0.40%        9.66%
   Platinum Investor Survivor II                              3,870      12.98         50,218     0.90%        0.75%        9.28%

                                     VL-R-52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                                                 Income     Expense       Total
Divisions                                                  Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
--------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Oppenheimer Global Securities Fund/VA - Non-Service
   Shares
   Platinum Investor I & II                                 4,798     $16.82     $   80,687      0.83%       0.75%       18.27%
   Platinum Investor III                                   51,328      16.83        863,930      0.82%       0.70%       18.33%
   Platinum Investor FlexDirector                               2      11.17             24      0.00%       0.70%       11.74%
   Platinum Investor PLUS                                   5,613      16.83         94,470      0.18%       0.70%       18.33%
   Platinum Investor Survivor                               2,375      16.92         40,174      1.20%       0.40%       18.69%
   Platinum Investor Survivor II                              378      16.82          6,364      1.49%       0.75%       18.27%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                           8,004      12.51        100,163      6.11%       0.75%        8.15%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                          47,824      14.00        669,702      0.99%       0.75%        8.11%
   Corporate America                                        2,327      15.51         36,096      0.91%       0.35%        8.54%
   Corporate America (reduced surrender charge)               753      10.31          7,759      0.91%       0.65%        3.11%
   Platinum Investor I & II                               119,851      15.25      1,828,190      0.99%       0.75%        8.11%
   Platinum Investor III                                  561,931      15.32      8,607,213      1.05%       0.70%        8.16%
   Platinum Investor FlexDirector                             298      10.38          3,095      1.06%       0.70%        3.79%
   Platinum Investor PLUS                                  30,515      12.93        394,609      1.02%       0.70%        8.16%
   Platinum Investor Survivor                              65,768      15.48      1,017,948      0.99%       0.40%        8.48%
   Platinum Investor Survivor II                           36,406      13.10        477,063      0.96%       0.75%        8.11%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                       21,965      11.30        248,233      1.37%       0.35%        0.95%
   Platinum Investor I & II                               220,025      11.11      2,445,451      1.30%       0.75%        0.54%
   Platinum Investor III                                  210,849      11.13      2,346,366      1.34%       0.70%        0.60%
   Platinum Investor FlexDirector                           4,059      10.04         40,769      1.29%       0.70%        0.44%
   Platinum Investor PLUS                                  14,162      10.36        146,681      1.31%       0.70%        0.60%
   Platinum Investor Survivor                              40,126      11.28        452,530      1.70%       0.40%        0.90%
   Platinum Investor Survivor II                           30,365      10.45        317,371      1.25%       0.75%        0.54%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                          38,594      12.43        479,631      1.93%       0.75%        4.11%
   Corporate America                                        8,965      13.24        118,722      1.93%       0.35%        4.53%
   Platinum Investor I & II                               248,730      13.02      3,239,319      1.90%       0.75%        4.11%
   Platinum Investor III                                  468,339      13.09      6,132,293      1.91%       0.70%        4.16%
   Platinum Investor FlexDirector                           6,295      10.24         64,463      1.65%       0.70%        2.40%
   Platinum Investor PLUS                                  47,130      11.41        537,919      1.83%       0.70%        4.16%
   Platinum Investor Survivor                              46,766      13.21        617,992      1.77%       0.40%        4.47%
   Platinum Investor Survivor II                           58,228      11.52        670,760      1.81%       0.75%        4.11%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                               242,349      10.22      2,476,631      0.00%       0.75%        2.19%
   Platinum Investor III                                   55,443      10.22        566,601      0.00%       0.70%        2.20%
   Platinum Investor PLUS                                     998      10.22         10,195      0.00%       0.70%        2.20%
   Platinum Investor Survivor                              28,172      10.22        287,951      0.00%       0.40%        2.21%
   Platinum Investor Survivor II                              388      10.22          3,963      0.00%       0.75%        2.19%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                        3,474      10.28         35,720      0.00%       0.35%        2.83%
   Platinum Investor I & II                               347,832      10.28      3,576,078      0.00%       0.75%        2.81%
   Platinum Investor III                                  137,933      10.28      1,418,142      0.00%       0.70%        2.81%
   Platinum Investor PLUS                                   4,979      10.28         51,195      0.00%       0.70%        2.81%
   Platinum Investor Survivor                              14,319      10.28        147,243      0.00%       0.40%        2.83%

                                     VL-R-53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                               Investment
                                                          Unit                   Income     Expense       Total
Divisions                                       Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------
2004 - Continued
Pioneer Growth Opportunities VCT Portfolio -
   Class I - Continued
   Platinum Investor Survivor II                39,326   $10.28   $  404,315      0.00%       0.75%        2.81%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                               12,958    13.72      177,740      8.10%       0.75%        8.39%
   Corporate America                           396,103    14.01    5,549,288      8.00%       0.35%        8.82%
   Platinum Investor I & II                     60,463    13.25      801,033      8.55%       0.75%        8.39%
   Platinum Investor III                        62,541    14.19      887,670      8.73%       0.70%        8.44%
   Platinum Investor FlexDirector                   65    10.63          689      0.00%       0.70%        6.27%
   Platinum Investor PLUS                        6,150    13.15       80,902      7.70%       0.70%        8.44%
   Platinum Investor Survivor                    1,282    13.99       17,943      4.60%       0.40%        8.77%
   Platinum Investor Survivor II                 1,337    13.51       18,073     11.52%       0.75%        8.39%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                           499,841    11.25    5,623,805      1.35%       0.35%       10.72%
   Platinum Investor I & II                    491,902    11.66    5,734,037      1.53%       0.75%       10.28%
   Platinum Investor III                       524,351    10.53    5,520,350      1.50%       0.70%       10.34%
   Platinum Investor FlexDirector                9,148    10.55       96,528      0.00%       0.70%        5.52%
   Platinum Investor PLUS                       26,657    11.78      314,093      1.26%       0.70%       10.34%
   Platinum Investor Survivor                   66,114    11.24      743,001      1.40%       0.40%       10.67%
   Platinum Investor Survivor II                 4,481    11.56       51,804      1.48%       0.75%       10.28%
Putnam VT International Growth and Income
   Fund - Class IB
   Corporate America                             2,293    11.09       25,426      0.85%       0.35%       20.56%
   Platinum Investor I & II                    204,673    12.88    2,635,270      1.20%       0.75%       20.08%
   Platinum Investor III                       191,264    11.40    2,179,999      1.28%       0.70%       20.14%
   Platinum Investor FlexDirector                  112    11.31        1,269      0.00%       0.70%       13.08%
   Platinum Investor PLUS                        8,737    13.39      117,028      0.86%       0.70%       20.14%
   Platinum Investor Survivor                   37,612    11.07      416,520      1.18%       0.40%       20.50%
   Platinum Investor Survivor II                 7,551    14.56      109,912      1.49%       0.75%       20.08%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                               25,092    19.81      497,060      0.34%       0.75%       25.27%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                               15,137     5.56       84,219      0.00%       0.75%       17.72%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                               57,401     5.76      330,363      0.24%       0.75%        4.25%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                         --     9.17           --      2.18%       0.75%        4.59%
   Platinum Investor III                            --     8.00           --      2.43%       0.70%        4.64%
   Platinum Investor PLUS                           --    10.96           --      2.43%       0.70%        4.64%
   Platinum Investor Survivor                       --     7.68           --      2.59%       0.40%        4.94%
   Platinum Investor Survivor II                    --     9.67           --      4.87%       0.75%        4.59%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                --    10.51           --      0.00%       0.35%       18.54%
   Platinum Investor I & II                         --    10.26           --      0.00%       0.75%       18.09%
   Platinum Investor III                            --    10.98           --      0.00%       0.70%       18.15%
   Platinum Investor PLUS                           --    11.86           --      0.00%       0.70%       18.15%
   Platinum Investor Survivor                       --    10.50           --      0.00%       0.40%       18.48%
   Platinum Investor Survivor II                    --    12.30           --      0.00%       0.75%       18.09%
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                      --     9.81           --      0.00%       0.75%       18.18%

                                     VL-R-54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                  Unit                   Income     Expense       Total
Divisions                                               Units     Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
--------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                           1,857   $10.15   $   18,849      1.05%       0.75%        9.77%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                              7,269    11.57       84,137      0.00%       0.75%       15.91%
   Platinum Investor III                                29,137    11.59      337,687      0.00%       0.70%       15.97%
   Platinum Investor PLUS                                6,198    12.31       76,281      0.00%       0.70%       15.97%
   Platinum Investor Survivor                            1,019    11.68       11,899      0.00%       0.40%       16.32%
   Platinum Investor Survivor II                           448    11.57        5,190      0.00%       0.75%       15.91%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                247    10.72        2,648      1.65%       0.75%        5.98%
   Platinum Investor III                                52,736    10.73      565,994      1.80%       0.70%        6.03%
   Platinum Investor PLUS                               13,740    11.07      152,117      1.70%       0.70%        6.03%
   Platinum Investor Survivor II                         1,250    10.72       13,403      1.57%       0.75%        5.98%
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                            288,941    10.27    2,966,331      0.17%       0.75%        6.97%
   Platinum Investor III                                79,302     6.89      546,540      0.18%       0.70%        7.02%
   Platinum Investor PLUS                                4,155    10.98       45,596      0.19%       0.70%        7.02%
   Platinum Investor Survivor                           23,521     6.57      154,598      0.17%       0.40%        7.34%
   Platinum Investor Survivor II                           219     9.69        2,122      0.12%       0.75%        6.97%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                             93,804    11.14    1,044,759      5.86%       0.75%        8.67%
   Platinum Investor III                                28,634    11.55      330,711      6.14%       0.70%        8.72%
   Platinum Investor FlexDirector                        1,735    10.79       18,729      0.00%       0.70%        7.94%
   Platinum Investor PLUS                                2,194    12.90       28,302      5.96%       0.70%        8.72%
   Platinum Investor Survivor                           24,176    10.83      261,899      6.03%       0.40%        9.05%
   Platinum Investor Survivor II                         4,234    12.59       53,299      5.42%       0.75%        8.67%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                       20,142     8.21      165,429      1.50%       0.75%       16.98%
   Platinum Investor I & II                             70,577    10.54      743,609      1.09%       0.75%       16.98%
   Platinum Investor III                                86,492     9.11      788,095      1.37%       0.70%       17.03%
   Platinum Investor FlexDirector                          349    11.20        3,911      0.09%       0.70%       12.00%
   Platinum Investor PLUS                                8,032    11.93       95,823      1.49%       0.70%       17.03%
   Platinum Investor Survivor                           13,559     8.07      109,465      1.43%       0.40%       17.39%
   Platinum Investor Survivor II                         1,307    12.40       16,207      1.14%       0.75%       16.98%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                       24,611    12.87      316,673      0.81%       0.75%       15.18%
   Corporate America                                     6,003    13.98       83,891      0.79%       0.35%       15.64%
   Corporate America (reduced surrender charge)            704    11.26        7,926      0.79%       0.65%       12.64%
   Platinum Investor I & II                            396,205    19.08    7,558,938      0.79%       0.75%       15.18%
   Platinum Investor III                               430,957    12.53    5,400,920      0.82%       0.70%       15.24%
   Platinum Investor PLUS                               37,895    12.90      488,950      0.92%       0.70%       15.24%
   Platinum Investor Survivor                           67,872    13.96      947,463      0.83%       0.40%       15.58%
   Platinum Investor Survivor II                        46,722    14.07      657,610      0.73%       0.75%       15.18%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                       51,953    10.52      546,390      0.80%       0.75%        0.05%
   Corporate America                                     6,349    10.94       69,436      0.34%       0.35%        0.45%
   Corporate America (reduced surrender charge)         27,087    10.02      271,377      0.34%       0.65%        0.19%
   Legacy Plus                                           1,086    11.08       12,032      0.81%       0.75%        0.05%

                                     VL-R-55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                          Investment
                                                                    Unit                    Income      Expense      Total
Divisions                                                 Units     Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------------------------------
2004 - Continued
VALIC Company I - Money Market I Fund - Continued
   Platinum Investor I & II                              947,402   $11.59   $10,981,940      0.74%       0.75%        0.05%
   Platinum Investor III                               1,222,031    10.44    12,755,775      0.72%       0.70%        0.10%
   Platinum Investor FlexDirector                          4,886    10.01        48,931      0.86%       0.70%        0.14%
   Platinum Investor PLUS                                108,353    10.03     1,086,673      0.58%       0.70%        0.10%
   Platinum Investor Survivor                            356,356    10.92     3,892,926      0.76%       0.40%        0.40%
   Platinum Investor Survivor II                         485,564    10.05     4,880,633      0.82%       0.75%        0.05%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                              195,759     4.85       949,081      0.58%       0.75%        9.23%
   Platinum Investor III                                 480,541     4.76     2,289,462      0.56%       0.70%        9.28%
   Platinum Investor FlexDirector                             48    10.78           516      1.00%       0.70%        7.84%
   Platinum Investor PLUS                                 11,709    13.66       159,943      0.73%       0.70%        9.28%
   Platinum Investor Survivor                             29,567     4.92       145,457      0.65%       0.40%        9.61%
   Platinum Investor Survivor II                          11,333    10.28       116,455      1.05%       0.75%        9.23%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                               92,336     3.95       364,650      0.00%       0.75%        0.04%
   Platinum Investor III                                 193,053     3.92       756,120      0.00%       0.70%        0.09%
   Platinum Investor FlexDirector                             51     9.96           507      0.00%       0.70%       -0.41%
   Platinum Investor PLUS                                  3,497    12.14        42,443      0.00%       0.70%        0.09%
   Platinum Investor Survivor                             16,097     4.01        64,505      0.00%       0.40%        0.39%
   Platinum Investor Survivor II                           1,081     9.11         9,847      0.00%       0.75%        0.04%
VALIC Company I - Small Cap Index Fund
   Corporate America                                       4,416    13.46        59,441      0.82%       0.35%       17.48%
   Platinum Investor I & II                              107,394    13.24     1,421,650      0.84%       0.75%       17.01%
   Platinum Investor III                                 215,034    13.03     2,802,678      0.82%       0.70%       17.07%
   Platinum Investor FlexDirector                             32    10.97           349      0.46%       0.70%        9.69%
   Platinum Investor PLUS                                 23,667    13.79       326,254      0.98%       0.70%       17.07%
   Platinum Investor Survivor                             20,859    13.43       280,186      0.85%       0.40%       17.42%
   Platinum Investor Survivor II                           3,333    14.83        49,411      0.84%       0.75%       17.01%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                         70,818     8.35       591,082      1.57%       0.75%        9.68%
   Corporate America                                      14,690     8.36       122,821      1.54%       0.35%       10.12%
   Platinum Investor I & II                            1,406,720    11.44    16,087,376      1.55%       0.75%        9.68%
   Platinum Investor III                               1,990,719     8.65    17,228,974      1.55%       0.70%        9.74%
   Platinum Investor FlexDirector                             87    10.55           916      0.00%       0.70%        5.46%
   Platinum Investor PLUS                                 63,224    11.86       749,828      1.64%       0.70%        9.74%
   Platinum Investor Survivor                            437,170     8.35     3,650,823      1.50%       0.40%       10.07%
   Platinum Investor Survivor II                          40,549    11.04       447,627      1.55%       0.75%        9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                         11,991     4.75        56,964      0.00%       0.75%        6.23%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                         13,807    12.90       178,108      4.89%       0.75%        3.39%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                              191,703    11.93     2,287,879      0.96%       0.75%       13.52%
   Platinum Investor III                                 242,172    11.95     2,894,060      0.90%       0.70%       13.58%
   Platinum Investor FlexDirector                             32    10.83           343      0.00%       0.70%        8.26%
   Platinum Investor PLUS                                 16,160    12.18       196,763      0.82%       0.70%       13.58%
   Platinum Investor Survivor                             16,686    12.05       201,015      1.03%       0.40%       13.92%

                                     VL-R-56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                   Investment
                                                                                                     Income     Expense      Total
Divisions                                                          Units   Unit Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
Van Kampen LIT Growth and Income Portfolio - Class I -
   Continued
   Platinum Investor Survivor II                                    6,375    $11.93    $   76,084     0.94%      0.75%      13.52%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                                       100,018     12.76     1,276,287     7.19%      0.75%       7.71%
   Platinum Investor III                                          330,232     12.86     4,246,662     6.58%      0.70%       7.77%
   Platinum Investor FlexDirector                                      32     10.66           337     0.00%      0.70%       6.58%
   Platinum Investor PLUS                                          22,057     12.37       272,761     4.95%      0.70%       7.77%
   Platinum Investor Survivor                                      86,078     12.95     1,114,534     1.13%      0.40%       8.09%
   Platinum Investor Survivor II                                   23,456     12.65       296,797     2.45%      0.75%       7.71%
Vanguard VIF REIT Index Portfolio
   Corporate America                                                  708     22.10        15,640     4.59%      0.35%      30.06%
   Platinum Investor I & II                                        99,576     21.74     2,164,676     2.49%      0.75%      29.54%
   Platinum Investor III                                          303,258     21.75     6,594,879     2.48%      0.70%      29.60%
   Platinum Investor FlexDirector                                   3,849     12.10        46,590     0.00%      0.70%      21.03%
   Platinum Investor PLUS                                          40,045     16.36       655,114     2.42%      0.70%      29.60%
   Platinum Investor Survivor                                      30,818     22.06       679,778     2.05%      0.40%      29.99%
   Platinum Investor Survivor II                                   23,561     18.94       446,319     1.46%      0.75%      29.54%

2003
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                                  17,769      6.53       116,061     0.48%      0.75%      28.10%
   Corporate America                                                6,858      6.30        43,188     0.57%      0.35%      28.61%
   Platinum Investor I & II                                       328,864      9.04     2,972,642     0.51%      0.75%      28.10%
   Platinum Investor III                                          120,999      7.59       917,986     0.60%      0.70%      28.16%
   Platinum Investor PLUS                                           3,813     10.50        40,027     0.82%      0.70%      28.16%
   Platinum Investor Survivor                                      46,420      6.29       292,156     0.52%      0.40%      28.55%
   Platinum Investor Survivor II                                    1,195     11.00        13,144     0.51%      0.75%      28.10%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                                5,993      5.92        35,462     0.30%      0.35%      24.64%
   Legacy Plus                                                         --      6.34            --     0.00%      0.75%      20.44%
   Platinum Investor I & II                                       856,369      9.47     8,106,816     0.29%      0.75%      24.15%
   Platinum Investor III                                          433,128      7.04     3,047,453     0.33%      0.70%      24.21%
   Platinum Investor PLUS                                           8,904     10.21        90,916     0.46%      0.70%      24.21%
   Platinum Investor Survivor                                     109,492      5.91       647,508     0.31%      0.40%      24.58%
   Platinum Investor Survivor II                                    4,149      8.81        36,534     0.33%      0.75%      24.15%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor III                                           18,007     12.05       217,007     0.00%      0.70%      20.51%
   Platinum Investor PLUS                                           1,206     12.05        14,534     0.00%      0.70%      20.51%
   Platinum Investor Survivor                                         138     12.08         1,666     0.00%      0.40%      20.75%
   Platinum Investor Survivor II                                      103     12.05         1,236     0.00%      0.75%      20.47%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor III                                           18,785     13.58       255,035     0.00%      0.70%      35.76%
   Platinum Investor PLUS                                             985     13.58        13,374     0.00%      0.70%      35.76%
   Platinum Investor Survivor                                       2,174     13.60        29,576     0.00%      0.40%      36.03%
   Platinum Investor Survivor II                                      343     13.57         4,651     0.00%      0.75%      35.72%
American Century VP Value Fund - Class I
   AG Legacy Plus                                                  30,836     14.83       457,376     1.07%      0.75%      28.00%
   Corporate America                                                4,675     13.57        63,443     1.07%      0.35%      28.51%

                                    VL-R-57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                            Investment
                                                                                              Income     Expense      Total
Divisions                                                   Units   Unit Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
-----------------------------------------------------------------------------------------------------------------------------
2003 - Continued
American Century VP Value Fund - Class I - Continued
   Platinum Investor I & II                                210,667    $13.40    $2,822,824     0.96%      0.75%      28.00%
   Platinum Investor III                                   369,463     13.31     4,919,113     0.80%      0.70%      28.06%
   Platinum Investor PLUS                                   20,510     11.28       231,350     0.69%      0.70%      28.06%
   Platinum Investor Survivor                               25,525     13.55       345,829     0.72%      0.40%      28.44%
   Platinum Investor Survivor II                            66,916     11.80       789,838     0.79%      0.75%      28.00%
Ayco Growth Fund
   Platinum Investor I & II                                     --      8.36            --     0.47%      0.75%      26.35%
   Platinum Investor III                                        --      8.38            --     0.52%      0.70%      26.41%
   Platinum Investor PLUS                                       --     10.23            --   120.86%      0.70%      26.41%
   Platinum Investor Survivor                                   --      8.45            --     0.86%      0.40%      26.78%
   Platinum Investor Survivor II                                --      8.89            --     0.83%      0.75%      26.35%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                 46,817      7.43       347,984     0.00%      0.75%      47.44%
   Platinum Investor III                                   114,690      7.28       834,569     0.00%      0.70%      47.51%
   Platinum Investor PLUS                                    3,837     11.62        44,567     0.00%      0.70%      47.51%
   Platinum Investor Survivor                                4,530      7.52        34,045     0.00%      0.40%      47.95%
   Platinum Investor Survivor II                               749     11.01         8,249     0.00%      0.75%      47.44%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                 73,021     10.70       781,298     0.29%      0.75%      30.74%
   Platinum Investor III                                   161,611     10.52     1,699,951     0.30%      0.70%      30.80%
   Platinum Investor PLUS                                   11,054     11.05       122,113     0.39%      0.70%      30.80%
   Platinum Investor Survivor                               18,763     10.82       202,999     0.27%      0.40%      31.20%
   Platinum Investor Survivor II                             4,400     12.11        53,278     0.36%      0.75%      30.74%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                        12,360     10.38       128,308     0.03%      0.35%      31.23%
   Platinum Investor I & II                                405,482     12.59     5,106,276     0.03%      0.75%      30.71%
   Platinum Investor III                                   377,518      9.70     3,660,894     0.03%      0.70%      30.77%
   Platinum Investor PLUS                                   14,951     10.47       156,515     0.04%      0.70%      30.77%
   Platinum Investor Survivor                               58,620     10.37       608,130     0.04%      0.40%      31.16%
   Platinum Investor Survivor II                            43,134     11.38       490,913     0.04%      0.75%      30.71%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                         7,084     12.97        91,852     4.08%+     0.35%       4.58%
   Platinum Investor I & II                                351,864     12.99     4,571,955     3.97%+     0.75%       4.16%
   Platinum Investor III                                   210,671     12.30     2,591,291     4.04%+     0.70%       4.21%
   Platinum Investor PLUS                                   12,455     10.90       135,822     4.16%+     0.70%       4.21%
   Platinum Investor Survivor                               22,659     12.96       293,621     4.08%+     0.40%       4.52%
   Platinum Investor Survivor II                             4,881     10.95        53,463     4.05%+     0.75%       4.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                           13,924     10.24       142,609     2.47%      0.75%      16.78%
   Platinum Investor I & II                                194,550      9.75     1,896,730     3.14%      0.75%      16.78%
   Platinum Investor III                                   146,922      9.72     1,428,653     2.37%      0.70%      16.84%
   Platinum Investor PLUS                                    7,471     11.12        83,043     1.34%      0.70%      16.84%
   Platinum Investor Survivor                                8,861      9.86        87,351     3.52%      0.40%      17.19%
   Platinum Investor Survivor II                             7,874     10.86        85,505     2.22%      0.75%      16.78%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                           37,472     10.85       406,531     0.24%      0.75%      27.24%
   Corporate America                                         5,102      9.63        49,147     0.29%      0.35%      27.75%

                                    VL-R-58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                           Unit                  Income     Expense      Total
Divisions                                                         Units    Value  Net Assets   Ratio (a)   Ratio (b)  Return (c)
--------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
Fidelity VIP Contrafund Portfolio - Service Class 2 - Continued
   Platinum Investor I & II                                      275,267  $ 9.51  $ 2,618,131     0.26%      0.75%      27.24%
   Platinum Investor III                                         578,962    9.38    5,432,050     0.23%      0.70%      27.30%
   Platinum Investor PLUS                                         28,350   11.23      318,302     0.09%      0.70%      27.30%
   Platinum Investor Survivor                                     37,768    9.62      363,221     0.54%      0.40%      27.68%
   Platinum Investor Survivor II                                   8,993   11.84      106,506     0.19%      0.75%      27.24%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                 53,210    9.98      531,275     1.36%      0.75%      29.06%
   Corporate America                                              19,278   10.22      197,063     1.46%      0.35%      29.57%
   Platinum Investor I & II                                      301,311   10.09    3,041,231     1.46%      0.75%      29.06%
   Platinum Investor III                                         618,890   10.10    6,252,170     1.23%      0.70%      29.12%
   Platinum Investor PLUS                                         28,808   10.88      313,370     0.72%      0.70%      29.12%
   Platinum Investor Survivor                                     65,789   10.21      671,430     2.70%      0.40%      29.51%
   Platinum Investor Survivor II                                  31,375   11.04      346,431     1.49%      0.75%      29.06%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                 25,346    7.93      201,055     0.10%      0.75%      31.55%
   Corporate America                                               5,536    6.72       37,208     0.10%      0.35%      32.08%
   Platinum Investor I & II                                      301,685    6.64    2,002,210     0.10%      0.75%      31.55%
   Platinum Investor III                                         806,359    6.57    5,300,495     0.09%      0.70%      31.62%
   Platinum Investor PLUS                                         35,338   10.58      373,837     0.03%      0.70%      31.62%
   Platinum Investor Survivor                                     84,756    6.71      568,779     0.20%      0.40%      32.01%
   Platinum Investor Survivor II                                  33,499    9.41      315,255     0.11%      0.75%      31.55%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II                                       13,930   14.00      194,978     0.00%      0.75%      39.97%
   Platinum Investor III                                           7,590   14.00      106,267     0.00%      0.70%      40.01%
   Platinum Investor PLUS                                          1,083   14.00       15,161     0.00%      0.70%      40.01%
   Platinum Investor Survivor II                                     646   14.00        9,039     0.00%      0.75%      39.97%
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                                 21,351    6.34      135,309     0.00%      0.75%      36.22%
Franklin Templeton - Franklin Small Cap Value
   Securities Fund - Class 2
   Platinum Investor I & II                                          823   13.27       10,925     0.00%      0.75%      32.71%
   Platinum Investor III                                          13,920   13.28      184,793     0.01%      0.70%      32.75%
   Platinum Investor PLUS                                          2,274   13.28       30,194     0.00%      0.70%      32.75%
   Platinum Investor Survivor                                        954   13.30       12,687     0.00%      0.40%      33.02%
   Platinum Investor Survivor II                                     407   13.27        5,400     0.00%      0.75%      32.71%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                       29,978   11.09      332,384     4.44%      0.75%       1.45%
   Platinum Investor III                                         993,247   11.10   11,023,739     4.48%      0.70%       1.50%
   Platinum Investor PLUS                                         32,257   10.74      346,310     8.97%      0.70%       1.50%
   Platinum Investor Survivor                                        307   11.17        3,422     9.35%      0.40%       1.81%
   Platinum Investor Survivor II                                   4,440   11.09       49,231     2.42%      0.75%       1.45%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                       24,270   10.88      264,074     0.65%      0.75%      24.21%
   Platinum Investor III                                         498,453   10.89    5,428,832     1.01%      0.70%      24.28%
   Platinum Investor PLUS                                          9,047   10.71       96,887     0.81%      0.70%      24.28%
   Platinum Investor Survivor                                      2,452   10.96       26,861     0.59%      0.40%      24.65%
   Platinum Investor Survivor II                                  16,089   10.88      175,057     0.99%      0.75%      24.21%

                                    VL-R-59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                              Unit                 Income     Expense      Total
Divisions                                                            Units   Value   Net Assets   Ratio (a)  Ratio (b)  Return (c)
----------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                    13,455  $ 8.43  $  113,465    1.09%       0.75%     31.23%
   Platinum Investor I & II                                          54,774   10.55     578,054    1.04%       0.75%     31.23%
   Platinum Investor III                                            514,133   10.56   5,431,242    1.63%       0.70%     31.29%
   Platinum Investor PLUS                                             4,611   10.21      47,094    0.83%       0.70%     31.29%
   Platinum Investor Survivor                                         5,955   10.63      63,285    0.15%       0.40%     31.69%
   Platinum Investor Survivor II                                     26,168   10.55     276,165    1.34%       0.75%     31.23%
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                          14,861    8.55     127,035    0.00%       0.75%      2.21%
   Platinum Investor III                                             16,224    8.56     138,901    0.00%       0.70%      2.22%
   Platinum Investor PLUS                                               115   10.46       1,202    0.00%       0.70%      2.22%
   Platinum Investor Survivor                                       740,038    8.64   6,394,727    0.00%       0.40%      2.23%
   Platinum Investor Survivor II                                    202,510    9.08   1,839,317    0.00%       0.75%      2.21%
Janus Aspen Series International Growth Portfolio - Service Shares
   Corporate America                                                  3,219    6.78      21,839    1.12%       0.35%     34.06%
   Platinum Investor I & II                                          84,575    6.70     566,508    0.97%       0.75%     33.53%
   Platinum Investor III                                            184,544    6.65   1,227,085    0.93%       0.70%     33.60%
   Platinum Investor PLUS                                             3,647   10.66      38,856    0.94%       0.70%     33.60%
   Platinum Investor Survivor                                        35,446    6.77     240,071    1.09%       0.40%     34.00%
   Platinum Investor Survivor II                                      4,343   10.53      45,738    1.20%       0.75%     33.53%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                  2,344    4.50      10,540    0.00%       0.35%     34.29%
   Platinum Investor I & II                                          52,305    4.44     232,264    0.00%       0.75%     33.76%
   Platinum Investor III                                            377,143    4.33   1,633,083    0.00%       0.70%     33.82%
   Platinum Investor PLUS                                             6,125   11.31      69,306    0.00%       0.70%     33.82%
   Platinum Investor Survivor                                        29,454    4.49     132,254    0.00%       0.40%     34.23%
   Platinum Investor Survivor II                                        996   10.11      10,066    0.00%       0.75%     33.76%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Corporate America                                                 10,759    6.34      68,223    0.91%       0.35%     23.25%
   Platinum Investor I & II                                         128,751    6.26     806,098    0.94%       0.75%     22.76%
   Platinum Investor III                                            314,555    6.20   1,951,654    0.84%       0.70%     22.82%
   Platinum Investor PLUS                                             8,332    9.91      82,556    0.88%       0.70%     22.82%
   Platinum Investor Survivor                                        36,703    6.33     232,358    0.94%       0.40%     23.19%
   Platinum Investor Survivor II                                     28,353    9.49     269,186    0.61%       0.75%     22.76%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                              39   12.37         482    0.00%       0.75%     23.67%
   Platinum Investor III                                              9,332   12.37     115,457    0.00%       0.70%     23.72%
   Platinum Investor PLUS                                               139   12.37       1,723    0.00%       0.70%     23.72%
   Platinum Investor Survivor II                                        359   12.37       4,435    0.00%       0.75%     23.67%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                          24,698    9.04     223,279    0.00%       0.75%     34.96%
   Platinum Investor III                                             62,123    8.89     552,395    0.00%       0.70%     35.03%
   Platinum Investor PLUS                                             1,545   11.07      17,103    0.00%       0.70%     35.03%
   Platinum Investor Survivor                                         1,101    9.14      10,060    0.00%       0.40%     35.43%
   Platinum Investor Survivor II                                        469   11.62       5,450    0.00%       0.75%     34.96%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                                  3,396    6.05      20,562    0.21%       0.35%     26.94%
   Platinum Investor I & II                                         123,819    5.98     740,269    0.26%       0.75%     26.44%

                                     VL-R-60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Divisions                                                          Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
--------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
MFS VIT Capital Opportunities Series - Initial Class - Continued
   Platinum Investor III                                          351,732  $ 6.03  $2,121,183     0.22%       0.70%     26.50%
   Platinum Investor PLUS                                          13,208   10.16     134,162     0.13%       0.70%     26.50%
   Platinum Investor Survivor                                      42,350    6.05     256,019     0.22%       0.40%     26.88%
   Platinum Investor Survivor II                                    2,444    9.26      22,624     0.23%       0.75%     26.44%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                                   9,716    9.57      92,944     0.00%       0.75%     29.25%
   Corporate America                                                1,272    4.40       5,594     0.00%       0.35%     29.77%
   Platinum Investor I & II                                       707,829    9.31   6,592,132     0.00%       0.75%     29.25%
   Platinum Investor III                                          710,798    4.93   3,503,311     0.00%       0.70%     29.32%
   Platinum Investor PLUS                                          10,988   10.38     114,037     0.00%       0.70%     29.32%
   Platinum Investor Survivor                                     128,450    4.39     564,347     0.00%       0.40%     29.71%
   Platinum Investor Survivor II                                    2,081    8.93      18,588     0.00%       0.75%     29.25%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                                  11,867    7.40      87,852     0.00%       0.75%     32.72%
   Corporate America                                                4,165    8.03      33,449     0.00%       0.35%     33.25%
   Platinum Investor I & II                                       118,366    7.93     938,613     0.00%       0.75%     32.72%
   Platinum Investor III                                          209,507    7.76   1,626,577     0.00%       0.70%     32.79%
   Platinum Investor PLUS                                           7,988   10.55      84,253     0.00%       0.70%     32.79%
   Platinum Investor Survivor                                      12,890    8.02     103,356     0.00%       0.40%     33.18%
   Platinum Investor Survivor II                                   20,459   10.17     208,046     0.00%       0.75%     32.72%
MFS VIT Research Series - Initial Class
   Corporate America                                                3,197    6.60      21,110     0.49%       0.35%     24.27%
   Platinum Investor I & II                                        45,499    6.52     296,621     0.62%       0.75%     23.77%
   Platinum Investor III                                          127,774    6.49     829,360     0.60%       0.70%     23.84%
   Platinum Investor PLUS                                           3,326   10.26      34,120     0.32%       0.70%     23.84%
   Platinum Investor Survivor                                      10,143    6.59      66,864     0.69%       0.40%     24.21%
   Platinum Investor Survivor II                                    3,856    9.56      36,872     0.50%       0.75%     23.77%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                 133,539    5.64     752,783     1.61%       0.75%     15.45%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America                                                1,001    5.61       5,612     0.00%       0.35%     27.62%
   Platinum Investor I & II                                        51,089    5.54     282,942     0.00%       0.75%     27.11%
   Platinum Investor III                                          246,565    5.44   1,342,011     0.00%       0.70%     27.18%
   Platinum Investor PLUS                                           9,135   10.15      92,709     0.00%       0.70%     27.18%
   Platinum Investor Survivor                                      14,189    5.60      79,457     0.00%       0.40%     27.56%
   Platinum Investor Survivor II                                    6,290    9.32      58,612     0.00%       0.75%     27.11%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                  12,144    9.60     116,594     0.00%       0.75%     34.08%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                             2   11.87          18     0.00%       0.75%     18.74%
   Platinum Investor III                                            5,675   11.88      67,413     0.00%       0.70%     18.78%
   Platinum Investor PLUS                                             491   11.88       5,829     0.00%       0.70%     18.78%
   Platinum Investor Survivor                                         433   11.90       5,158     0.00%       0.40%     19.02%
   Platinum Investor Survivor II                                    3,197   11.87      37,965     0.00%       0.75%     18.74%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor I & II                                         2,681   14.22      38,121     0.00%       0.75%     42.19%
   Platinum Investor III                                            7,964   14.22     113,286     0.00%       0.70%     42.24%

                                     VL-R-61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment
                                                                            Unit                 Income     Expense      Total
Divisions                                                          Units    Value  Net Assets   Ratio (a)  Ratio (b)  Return (c)
--------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
Oppenheimer Global Securities Fund/VA - Non-Service
   Shares - Continued
   Platinum Investor PLUS                                             254  $14.22  $    3,614    0.00%       0.70%      42.24%
   Platinum Investor Survivor                                       1,271   14.25      18,122    0.00%       0.40%      42.53%
   Platinum Investor Survivor II                                      316   14.22       4,494    0.00%       0.75%      42.19%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                   6,177   11.57      71,478    9.13%       0.75%      23.03%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                                  46,648   12.95     604,251    2.34% +     0.75%       8.04%
   Corporate America                                                2,415   14.29      34,504    2.87% +     0.35%       8.47%
   Platinum Investor I & II                                       115,773   14.11   1,633,587    2.41% +     0.75%       8.04%
   Platinum Investor III                                          357,225   14.16   5,058,921    2.55% +     0.70%       8.10%
   Platinum Investor PLUS                                          19,594   11.96     234,262    2.38% +     0.70%       8.10%
   Platinum Investor Survivor                                      55,992   14.27     798,850    2.66% +     0.40%       8.42%
   Platinum Investor Survivor II                                   12,541   12.12     152,019    2.32% +     0.75%       8.04%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                               15,920   11.19     178,227    1.65%       0.35%       1.69%
   Platinum Investor I & II                                       198,676   11.05   2,196,210    2.23%       0.75%       1.29%
   Platinum Investor III                                          136,457   11.06   1,509,539    1.59%       0.70%       1.34%
   Platinum Investor PLUS                                           5,065   10.30      52,148    1.40%       0.70%       1.34%
   Platinum Investor Survivor                                      22,482   11.18     251,288    1.66%       0.40%       1.64%
   Platinum Investor Survivor II                                   29,761   10.40     309,375    1.79%       0.75%       1.29%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                                  35,437   11.94     423,015    2.68% +     0.75%       4.26%
   Corporate America                                                6,930   12.67      87,796    3.00% +     0.35%       4.68%
   Platinum Investor I & II                                       258,775   12.51   3,237,164    2.85% +     0.75%       4.26%
   Platinum Investor III                                          437,126   12.57   5,495,000    2.98% +     0.70%       4.31%
   Platinum Investor PLUS                                          24,496   10.96     268,413    2.72% +     0.70%       4.31%
   Platinum Investor Survivor                                      51,352   12.65     649,546    2.80% +     0.40%       4.63%
   Platinum Investor Survivor II                                   52,389   11.07     579,689    3.31% +     0.75%       4.26%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                                   8,850   12.66     112,000    8.11%       0.75%      19.15%
   Corporate America                                              294,605   12.87   3,792,813    7.25%       0.35%      19.63%
   Platinum Investor I & II                                        89,892   12.22   1,098,789    9.11%       0.75%      19.15%
   Platinum Investor III                                           57,820   13.09     756,793    6.90%       0.70%      19.21%
   Platinum Investor PLUS                                           4,230   12.13      51,314    3.90%       0.70%      19.21%
   Platinum Investor Survivor                                       4,357   12.87      56,062    8.28%       0.40%      19.57%
   Platinum Investor Survivor II                                      122   12.47       1,524    0.00%       0.75%      19.15%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                              371,886   10.16   3,778,936    1.40%       0.35%      26.94%
   Platinum Investor I & II                                       509,573   10.57   5,386,247    1.85%       0.75%      26.43%
   Platinum Investor III                                          467,361    9.54   4,459,408    1.57%       0.70%      26.49%
   Platinum Investor PLUS                                          13,002   10.68     138,850    1.12%       0.70%      26.49%
   Platinum Investor Survivor                                      70,398   10.15     714,878    1.73%       0.40%      26.87%
   Platinum Investor Survivor II                                    4,092   10.48      42,897    1.32%       0.75%      26.43%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America                                                1,334    9.20      12,264    0.00%       0.35%      37.37%
   Platinum Investor I & II                                       239,580   10.72   2,568,951    1.40%       0.75%      36.82%
   Platinum Investor III                                          198,598    9.49   1,884,181    1.43%       0.70%      36.89%

                                     VL-R-62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                           Investment
                                                                                             Income      Expense      Total
Divisions                                               Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
Putnam VT International Growth and Income Fund -
   Class IB - Continued
   Platinum Investor PLUS                                4,529     $11.15     $   50,500      0.85%       0.70%       36.89%
   Platinum Investor Survivor                           43,197       9.19        396,996      2.62%       0.40%       37.30%
   Platinum Investor Survivor II                        12,397      12.12        150,271      1.33%       0.75%       36.82%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                       25,739      15.81        407,015      0.33%       0.75%       48.53%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                       15,464       4.73         73,086      0.00%       0.75%       32.17%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                       48,322       5.52        266,775      0.37%       0.75%       23.98%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                            276,177       8.77      2,421,492      0.89%       0.75%       23.85%
   Platinum Investor III                                63,936       7.64        488,773      1.08%       0.70%       23.91%
   Platinum Investor PLUS                                  838      10.47          8,774      1.36%       0.70%       23.91%
   Platinum Investor Survivor                           32,237       7.31        235,796      1.04%       0.40%       24.28%
   Platinum Investor Survivor II                           187       9.24          1,733      1.11%       0.75%       23.85%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                     3,371       8.87         29,895      0.00%       0.35%       42.44%
   Platinum Investor I & II                            396,491       8.69      3,446,391      0.00%       0.75%       41.87%
   Platinum Investor III                               120,957       9.29      1,124,048      0.00%       0.70%       41.95%
   Platinum Investor PLUS                                3,567      10.04         35,811      0.00%       0.70%       41.95%
   Platinum Investor Survivor                           17,018       8.86        150,834      0.00%       0.40%       42.37%
   Platinum Investor Survivor II                        23,243      10.41        242,035      0.00%       0.75%       41.87%
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                              --       8.30             --      0.00%       0.75%       32.36%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                           1,670       9.25         15,448      1.15%       0.75%       27.20%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                              7,575       9.99         75,636      0.00%       0.75%       27.50%
   Platinum Investor III                                14,418       9.99        144,087      0.00%       0.70%       27.56%
   Platinum Investor PLUS                                1,974      10.61         20,949      0.00%       0.70%       27.56%
   Platinum Investor Survivor II                           329       9.99          3,284      0.00%       0.75%       27.50%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                195      10.11          1,968      2.38%       0.75%       14.26%
   Platinum Investor III                                28,434      10.12        287,813      2.66%       0.70%       14.31%
   Platinum Investor PLUS                                6,452      10.44         67,366      3.13%       0.70%       14.31%
   Platinum Investor Survivor II                           407      10.11          4,119      0.00%       0.75%       14.26%
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                            326,206       9.60      3,130,767      0.00%       0.75%       23.99%
   Platinum Investor III                                66,650       6.44        429,207      0.00%       0.70%       24.06%
   Platinum Investor PLUS                                1,975      10.26         20,256      0.00%       0.70%       24.06%
   Platinum Investor Survivor                           30,141       6.12        184,561      0.00%       0.40%       24.43%
   Platinum Investor Survivor II                           141       9.06          1,280      0.00%       0.75%       23.99%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                            126,400      10.25      1,295,523      0.00%       0.75%       24.77%
   Platinum Investor III                                20,941      10.62        222,461      0.00%       0.70%       24.83%
   Platinum Investor PLUS                                  432      11.86          5,121      0.00%       0.70%       24.83%
   Platinum Investor Survivor                           24,802       9.93        246,395      0.00%       0.40%       25.21%

                                     VL-R-63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                                                Income      Expense      Total
Divisions                                                Units     Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
UIF High Yield Portfolio - Class I - Continued
   Platinum Investor Survivor II                           3,683     $11.58     $    42,672     0.00%        0.75%       24.77%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                         14,398       7.02         101,091     1.46%        0.75%       28.67%
   Platinum Investor I & II                              122,430       9.01       1,102,745     1.35%        0.75%       28.67%
   Platinum Investor III                                  67,471       7.79         525,299     1.44%        0.70%       28.73%
   Platinum Investor PLUS                                  3,724      10.19          37,962     2.18%        0.70%       28.73%
   Platinum Investor Survivor                             12,165       6.88          83,664     1.61%        0.40%       29.12%
   Platinum Investor Survivor II                             347      10.60           3,680     1.13%        0.75%       28.67%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                         19,915      11.17         222,472     0.66%        0.75%       34.11%
   Corporate America                                       6,985      12.09          84,411     0.67%        0.35%       34.65%
   Platinum Investor I & II                              473,968      16.56       7,850,709     0.65%        0.75%       34.11%
   Platinum Investor III                                 355,307      10.88       3,864,025     0.67%        0.70%       34.18%
   Platinum Investor PLUS                                 15,183      11.20         169,998     0.77%        0.70%       34.18%
   Platinum Investor Survivor                             65,007      12.08         785,117     0.67%        0.40%       34.58%
   Platinum Investor Survivor II                          34,488      12.22         421,438     0.63%        0.75%       34.11%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                         54,423      10.51         572,075     0.59%        0.75%       -0.15%
   Corporate America                                       5,236      10.89          57,007     0.20%        0.35%        0.25%
   Legacy Plus                                             1,003      11.07          11,107     0.60%        0.75%       -0.15%
   Platinum Investor I & II                            1,187,067      11.59      13,752,956     0.59%        0.75%       -0.15%
   Platinum Investor III                               1,157,750      10.43      12,072,544     0.64%        0.70%       -0.10%
   Platinum Investor PLUS                                 98,210      10.02         983,952     0.77%        0.70%       -0.10%
   Platinum Investor Survivor                            380,198      10.88       4,136,738     0.58%        0.40%        0.20%
   Platinum Investor Survivor II                         506,784      10.05       5,091,299     0.62%        0.75%       -0.15%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                              175,463       4.44         778,806     0.00%        0.75%       48.16%
   Platinum Investor III                                 458,384       4.36       1,998,388     0.00%        0.70%       48.24%
   Platinum Investor PLUS                                  5,849      12.50          73,115     0.00%        0.70%       48.24%
   Platinum Investor Survivor                             20,392       4.49          91,524     0.00%        0.40%       48.68%
   Platinum Investor Survivor II                             162       9.41           1,520     0.00%        0.75%       48.16%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                               49,200       3.95         194,220     0.00%        0.75%       50.34%
   Platinum Investor III                                 164,694       3.91         644,460     0.00%        0.70%       50.42%
   Platinum Investor PLUS                                  2,392      12.13          29,006     0.00%        0.70%       50.42%
   Platinum Investor Survivor                             13,270       3.99          52,968     0.00%        0.40%       50.87%
   Platinum Investor Survivor II                             702       9.11           6,393     0.00%        0.75%       50.34%
VALIC Company I - Small Cap Index Fund
   Corporate America                                       4,923      11.46          56,403     0.54%        0.35%       45.95%
   Platinum Investor I & II                              132,279      11.31       1,496,516     0.51%        0.75%       45.37%
   Platinum Investor III                                 150,669      11.13       1,677,464     0.50%        0.70%       45.44%
   Platinum Investor PLUS                                  7,881      11.78          92,804     0.50%        0.70%       45.44%
   Platinum Investor Survivor                             26,367      11.44         301,623     0.51%        0.40%       45.88%
   Platinum Investor Survivor II                           1,939      12.67          24,572     0.55%        0.75%       45.37%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                         40,926       7.61         311,432     1.31% +      0.75%       27.24%
   Corporate America                                      14,966       7.59         113,624     1.35% +      0.35%       27.75%

                                     VL-R-64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                                                Income      Expense      Total
Divisions                                                Units     Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
VALIC Company I - Stock Index Fund - Continued
   Platinum Investor I & II                            1,600,529     $10.43     $16,687,793     1.31% +      0.75%        27.24%
   Platinum Investor III                               2,468,374       7.89      19,467,096     1.39% +      0.70%        27.31%
   Platinum Investor PLUS                                 42,167      10.81         455,713     1.42% +      0.70%        27.31%
   Platinum Investor Survivor                            685,168       7.59       5,198,479     1.33% +      0.40%        27.69%
   Platinum Investor Survivor II                         172,218      10.06       1,733,298     1.28% +      0.75%        27.24%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                         13,282       4.47          59,393     0.00%        0.75%        26.39%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                         13,082      12.48         163,224     4.12%        0.75%         0.99%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                              178,503      10.51       1,876,564     0.86%        0.75%        27.07%
   Platinum Investor III                                 155,250      10.52       1,633,472     0.92%        0.70%        27.14%
   Platinum Investor PLUS                                  9,593      10.72         102,840     0.39%        0.70%        27.14%
   Platinum Investor Survivor                             15,154      10.57         160,247     1.05%        0.40%        27.52%
   Platinum Investor Survivor II                           4,494      10.51          47,245     0.19%        0.75%        27.07%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                               73,461      11.85         870,269     5.46%        0.75%        16.00%
   Platinum Investor III                                 203,425      11.93       2,427,400     4.89%        0.70%        16.05%
   Platinum Investor PLUS                                  9,286      11.47         106,560     3.50%        0.70%        16.05%
   Platinum Investor Survivor                             71,234      11.98         853,280     6.64%        0.40%        16.40%
   Platinum Investor Survivor II                           3,152      11.75          37,022     4.95%        0.75%        16.00%
Vanguard VIF REIT Index Portfolio
   Corporate America                                       3,843      17.00          65,316     4.03% +      0.35%        35.01%
   Platinum Investor I & II                               79,522      16.78       1,334,528     3.21% +      0.75%        34.47%
   Platinum Investor III                                 239,528      16.78       4,019,190     3.13% +      0.70%        34.54%
   Platinum Investor PLUS                                 14,257      12.62         179,968     3.25% +      0.70%        34.54%
   Platinum Investor Survivor                             21,216      16.97         360,003     3.42% +      0.40%        34.94%
   Platinum Investor Survivor II                           9,515      14.62         139,141     2.95% +      0.75%        34.47%

2002
AIM V.I. Capital Appreciation Fund - Series I
   The One VUL Solution                                       --       4.77              --     0.00%        0.75%       -24.92%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                         22,776       5.10         116,132     0.77%        0.75%       -16.30%
   Corporate America                                       5,928       4.90          29,029     0.16%        0.35%       -15.97%
   Platinum Investor I & II                              368,831       7.06       2,602,616     0.60%        0.75%       -16.30%
   Platinum Investor III                                  77,922       5.92         461,268     0.76%        0.70%       -16.26%
   Platinum Investor PLUS                                    480       8.19           3,927     0.81%        0.70%         0.00%
   Platinum Investor Survivor                             50,094       4.90         245,264     0.63%        0.40%       -16.01%
   Platinum Investor Survivor II                           1,368       8.59          11,750     1.20%        0.75%         0.00%
   The One VUL Solution                                       --       4.65              --     1.13%        0.75%       -16.31%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                       6,136       4.75          29,131     0.07%        0.35%       -30.50%
   Legacy Plus                                                 1       5.27               3     0.00%        0.75%       -30.78%
   Platinum Investor I & II                              957,563       7.63       7,301,703     0.32%        0.75%       -30.78%
   Platinum Investor III                                 347,063       5.66       1,965,988     0.44%        0.70%       -30.75%
   Platinum Investor PLUS                                  1,706       8.22          14,024     0.81%        0.70%         0.00%

                                     VL-R-65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                           Investment
                                                                                             Income      Expense       Total
Divisions                                               Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
AIM V.I. Premier Equity Fund - Series I - Continued
   Platinum Investor Survivor                          105,247     $ 4.75     $  499,599     0.34%        0.40%       -30.54%
   Platinum Investor Survivor II                         3,438       7.09         24,384     0.80%        0.75%         0.00%
American Century VP Value Fund - Class I
   AG Legacy Plus                                       32,212      11.59        373,282     0.85% +      0.75%       -13.27%
   Corporate America                                     5,131      10.56         54,184     0.56% +      0.35%       -12.93%
   Platinum Investor I & II                            180,166      10.47      1,886,100     0.79% +      0.75%       -13.27%
   Platinum Investor III                               221,601      10.40      2,303,966     0.59% +      0.70%       -13.23%
   Platinum Investor PLUS                                4,788       8.81         42,174     0.00%        0.70%         0.00%
   Platinum Investor Survivor                           12,625      10.55        133,175     0.91% +      0.40%       -12.97%
   Platinum Investor Survivor II                        42,508       9.22        391,994     0.01% +      0.75%         0.00%
Ayco Growth Fund
   Platinum Investor I & II                             29,066       6.62        192,386     0.35%        0.75%       -29.83%
   Platinum Investor III                                30,148       6.63        199,755     0.39%        0.70%       -29.80%
   Platinum Investor PLUS                                    1       8.10              7     0.00%        0.70%         0.00%
   Platinum Investor Survivor                          789,598       6.67      5,264,612     0.32%        0.40%       -29.58%
   Platinum Investor Survivor II                       222,735       7.03      1,566,422     0.72%        0.75%         0.00%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                             35,231       5.04        177,610     0.00%        0.75%       -34.19%
   Platinum Investor III                                51,587       4.93        254,477     0.00%        0.70%       -34.15%
   Platinum Investor PLUS                                  871       7.87          6,859     0.00%        0.70%         0.00%
   Platinum Investor Survivor                            3,366       5.08         17,097     0.00%        0.40%       -33.96%
   Platinum Investor Survivor II                           124       7.47            929     0.00%        0.75%         0.00%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                             63,006       8.18        515,639     0.34%        0.75%       -13.15%
   Platinum Investor III                               121,203       8.04        974,668     0.41%        0.70%       -13.10%
   Platinum Investor PLUS                                3,019       8.45         25,502     0.58%        0.70%         0.00%
   Platinum Investor Survivor                           20,439       8.25        168,544     0.34%        0.40%       -12.84%
   Platinum Investor Survivor II                         1,861       9.26         17,237     0.63%        0.75%         0.00%
Dreyfus VIF Developing Leaders
   Portfolio - Initial shares
   Corporate America                                    10,128       7.91         80,120     0.05%        0.35%       -19.41%
   Platinum Investor I & II                            426,312       9.63      4,107,348     0.05%        0.75%       -19.73%
   Platinum Investor III                               271,074       7.42      2,010,122     0.05%        0.70%       -19.69%
   Platinum Investor PLUS                                4,300       8.01         34,423     0.03%        0.70%         0.00%
   Platinum Investor Survivor                          161,430       7.91      1,276,781     0.07%        0.40%       -19.45%
   Platinum Investor Survivor II                        19,192       8.71        167,114     0.05%        0.75%         0.00%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                     7,235      12.40         89,712     4.91%        0.35%         7.39%
   Platinum Investor I & II                            434,524      12.47      5,420,598     4.83%        0.75%         6.96%
   Platinum Investor III                               153,439      11.80      1,811,076     5.31%        0.70%         7.01%
   Platinum Investor PLUS                                4,878      10.46         51,041     1.39%        0.70%         0.00%
   Platinum Investor Survivor                           19,599      12.40        242,975     5.20%        0.40%         7.33%
   Platinum Investor Survivor II                         3,457      10.52         36,349     4.29%        0.75%         0.00%
Fidelity VIP Asset Manager
   Portfolio - Service Class 2
   AG Legacy Plus                                        8,505       8.77         74,595     3.64%        0.75%        -9.71%
   Platinum Investor I & II                            174,156       8.35      1,453,875     0.54%        0.75%        -9.71%
   Platinum Investor III                                79,608       8.32        662,518     2.09%        0.70%        -9.66%

                                     VL-R-66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                           Investment
                                                                                             Income      Expense       Total
Divisions                                               Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
Fidelity VIP Asset Manager Portfolio - Service
   Class 2 - Continued
   Platinum Investor PLUS                                1,718     $ 9.51     $   16,348     0.00%        0.70%         0.00%
   Platinum Investor Survivor                            8,463       8.41         71,189     2.40%        0.40%        -9.39%
   Platinum Investor Survivor II                         4,060       9.30         37,752     0.00%        0.75%         0.00%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                       25,788       8.53        219,877     0.37%        0.75%       -10.28%
   Corporate America                                     4,783       7.54         36,062     0.48%        0.35%        -9.92%
   Platinum Investor I & II                            243,910       7.48      1,823,252     0.62%        0.75%       -10.28%
   Platinum Investor III                               301,956       7.37      2,225,469     0.41%        0.70%       -10.24%
   Platinum Investor PLUS                                4,180       8.82         36,867     0.00%        0.70%         0.00%
   Platinum Investor Survivor                          272,383       7.53      2,051,592     0.66%        0.40%        -9.97%
   Platinum Investor Survivor II                         4,002       9.31         37,252     0.00%        0.75%         0.00%
Fidelity VIP Equity-Income
   Portfolio - Service Class 2
   AG Legacy Plus                                       39,899       7.74        308,675     1.20% +      0.75%       -17.77%
   Corporate America                                    17,330       7.89        136,717     0.96% +      0.35%       -17.44%
   Platinum Investor I & II                            264,111       7.82      2,065,557     1.52% +      0.75%       -17.77%
   Platinum Investor III                               359,047       7.82      2,809,110     1.23% +      0.70%       -17.73%
   Platinum Investor PLUS                                6,741       8.42         56,792     0.00%        0.70%         0.00%
   Platinum Investor Survivor                          262,426       7.88      2,068,007     1.54% +      0.40%       -17.48%
   Platinum Investor Survivor II                        28,086       8.56        240,289     0.10%        0.75%         0.00%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                       21,662       6.03        130,618     0.19%        0.75%       -30.82%
   Corporate America                                     4,366       5.09         22,219     0.10%        0.35%       -30.54%
   Platinum Investor I & II                            305,211       5.04      1,539,790     0.12%        0.75%       -30.82%
   Platinum Investor III                               528,324       4.99      2,638,612     0.10%        0.70%       -30.78%
   Platinum Investor PLUS                                6,371       8.04         51,207     0.00%        0.70%         0.00%
   Platinum Investor Survivor                          404,293       5.08      2,055,203     0.29%        0.40%       -30.57%
   Platinum Investor Survivor II                        30,554       7.15        218,579     0.00%        0.75%         0.00%
Franklin Templeton - Franklin Small
   Cap Fund - Class 2
   AG Legacy Plus                                       19,916       4.65         92,656     0.37%        0.75%       -29.22%
   The One VUL Solution                                     --       4.23             --     0.30%        0.75%       -29.22%
Franklin Templeton - Franklin U.S. Government
   Fund - Class 2
   Platinum Investor I & II                             19,378      10.93        211,781     0.20%        0.75%         0.00%
   Platinum Investor III                               765,913      10.93      8,374,946    22.84%        0.70%         0.00%
   Platinum Investor PLUS                                1,443      10.58         15,262     0.00%        0.70%         0.00%
   Platinum Investor Survivor                           25,055      10.97        274,784     0.00%        0.40%         0.00%
   Platinum Investor Survivor II                           372      10.93          4,064     0.00%        0.75%         0.00%
Franklin Templeton - Mutual Shares Securities
   Fund - Class 2
   Platinum Investor I & II                             12,404       8.76        108,650     1.85% +      0.75%         0.00%
   Platinum Investor III                               485,325       8.76      4,253,340     0.00%        0.70%         0.00%
   Platinum Investor PLUS                                2,794       8.62         24,079     0.00%        0.70%         0.00%
   Platinum Investor Survivor                            1,068       8.79          9,384     0.00%        0.40%         0.00%
   Platinum Investor Survivor II                         8,126       8.76         71,181     0.76% +      0.75%         0.00%
Franklin Templeton - Templeton Developing Markets
   Securities Fund - Class 2
   The One VUL Solution                                     --       6.18             --     2.91%        0.75%        -0.89%
Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2
   AG Legacy Plus                                        6,595       6.43         42,380     2.31%        0.75%       -19.17%
   Platinum Investor I & II                              7,590       8.04         61,042     0.76%        0.75%         0.00%

                                     VL-R-67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                           Investment
                                                                                             Income      Expense       Total
Divisions                                               Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2 - Continued
   Platinum Investor III                               517,539      $8.05     $4,164,199     0.01%        0.70%         0.00%
   Platinum Investor PLUS                                1,105       7.78          8,596     0.00%        0.70%         0.00%
   Platinum Investor Survivor                              595       8.07          4,799     0.00%        0.40%         0.00%
   Platinum Investor Survivor II                         9,504       8.04         76,434     1.64%        0.75%         0.00%
Janus Aspen Series International Growth
   Portfolio - Service Shares
   Corporate America                                     1,873       5.06          9,478     0.94%        0.35%       -26.02%
   Platinum Investor I & II                             77,304       5.02        387,785     0.72%        0.75%       -26.31%
   Platinum Investor III                               130,384       4.98        648,942     0.79%        0.70%       -26.28%
   Platinum Investor PLUS                                1,057       7.98          8,431     0.62%        0.70%         0.00%
   Platinum Investor Survivor                           25,566       5.05        129,225     0.79%        0.40%       -26.05%
   Platinum Investor Survivor II                        10,266       7.89         80,958     1.54%        0.75%         0.00%
Janus Aspen Series Mid Cap Growth
   Portfolio - Service Shares
   Corporate America                                     2,135       3.35          7,151     0.00%        0.35%       -28.37%
   Platinum Investor I & II                             50,819       3.32        168,710     0.00%        0.75%       -28.66%
   Platinum Investor III                               257,635       3.24        833,628     0.00%        0.70%       -28.62%
   Platinum Investor PLUS                                1,532       8.45         12,952     0.00%        0.70%         0.00%
   Platinum Investor Survivor                           14,436       3.35         48,291     0.00%        0.40%       -28.41%
Janus Aspen Series Worldwide Growth
   Portfolio - Service Shares
   Corporate America                                     8,060       5.14         41,468     0.79%        0.35%       -25.97%
   Platinum Investor I & II                            154,176       5.10        786,343     0.86%        0.75%       -26.26%
   Platinum Investor III                               206,199       5.05      1,041,675     0.76%        0.70%       -26.23%
   Platinum Investor PLUS                                1,138       8.07          9,184     0.70%        0.70%         0.00%
   Platinum Investor Survivor                           21,524       5.14        110,615     0.71%        0.40%       -26.00%
   Platinum Investor Survivor II                        14,644       7.73        113,257     0.83%        0.75%         0.00%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                             14,260       6.70         95,522     0.21%        0.75%       -22.24%
   Platinum Investor III                                32,094       6.59        211,344     0.17%        0.70%       -22.20%
   Platinum Investor PLUS                                   83       8.20            678     0.00%        0.70%         0.00%
   Platinum Investor Survivor                            1,804       6.75         12,176     0.26%        0.40%       -21.96%
   Platinum Investor Survivor II                           116       8.61            998     0.00%        0.75%         0.00%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                     3,029       4.77         14,449     0.05%        0.35%       -29.94%
   Platinum Investor I & II                            138,353       4.73        654,212     0.04%        0.75%       -30.22%
   Platinum Investor III                               261,521       4.77      1,246,756     0.05%        0.70%       -30.18%
   Platinum Investor PLUS                                1,935       8.03         15,536     0.00%        0.70%         0.00%
   Platinum Investor Survivor                           38,315       4.76        182,558     0.06%        0.40%       -29.97%
   Platinum Investor Survivor II                         1,984       7.32         14,526     0.01%        0.75%         0.00%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                        7,536       7.40         55,771     3.14%        0.75%       -32.52%
   Corporate America                                     1,471       3.39          4,984     0.00%        0.35%       -33.99%
   Platinum Investor I & II                            734,536       7.21      5,292,534     0.00%        0.75%       -34.26%
   Platinum Investor III                               407,316       3.81      1,552,389     0.00%        0.70%       -34.22%
   Platinum Investor PLUS                                1,418       8.03         11,383     0.00%        0.70%         0.00%
   Platinum Investor Survivor                          112,158       3.39        379,908     0.00%        0.40%       -34.02%
   Platinum Investor Survivor II                           978       6.91          6,758     0.00%        0.75%         0.00%
MFS VIT Investors Trust Series - Initial Class
   The One VUL Solution                                     --       6.78             --     0.75%        0.75%       -21.56%

                                     VL-R-68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense      Total
Divisions                                           Units     Value    Net Assets     Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2002 - Continued
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                     7,546   $ 5.58   $   42,092       0.00%       0.75%       -32.14%
   Corporate America                                  3,836     6.03       23,116       0.00%       0.35%       -31.87%
   Platinum Investor I & II                         109,936     5.97      656,847       0.00%       0.75%       -32.14%
   Platinum Investor III                            128,296     5.85      750,133       0.00%       0.70%       -32.11%
   Platinum Investor PLUS                             2,463     7.94       19,562       0.00%       0.70%         0.00%
   Platinum Investor Survivor                         6,447     6.02       38,816       0.00%       0.40%       -31.90%
   Platinum Investor Survivor II                     18,384     7.66      140,857       0.00%       0.75%         0.00%
MFS VIT Research Series - Initial Class
   Corporate America                                  2,002     5.31       10,636       0.19%       0.35%       -24.80%
   Platinum Investor I & II                          43,887     5.27      231,157       0.25%       0.75%       -25.10%
   Platinum Investor III                             95,980     5.24      503,077       0.25%       0.70%       -25.06%
   Platinum Investor PLUS                               444     8.28        3,676       0.00%       0.70%         0.00%
   Platinum Investor Survivor                         9,598     5.31       50,938       0.31%       0.40%       -24.84%
   Platinum Investor Survivor II                      2,335     7.73       18,040       0.64%       0.75%         0.00%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                   136,071     4.88      664,385       1.55%+      0.75%        -8.30%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I
   Platinum Investor I & II                          57,765     4.36      251,677       0.00%       0.75%       -29.87%
   Platinum Investor III                            171,461     4.28      733,802       0.00%       0.70%       -29.83%
   Platinum Investor PLUS                             1,371     7.98       10,937       0.00%       0.70%         0.00%
   Platinum Investor Survivor                       175,271     4.39      769,462       0.00%       0.40%       -29.62%
   Platinum Investor Survivor II                      2,862     7.33       20,977       0.00%       0.75%         0.00%
Neuberger Berman AMT Partners Portfolio -
   Class I
   AG Legacy Plus                                    11,767     7.16       84,258       0.73%       0.75%       -24.71%
One Group Investment Trust Equity Index
   Portfolio
   The One VUL Solution                                  --     6.19           --       0.00%       0.75%       -23.06%
One Group Investment Trust Large Cap Growth
   Portfolio
   The One VUL Solution                                  --     4.33           --       0.00%       0.75%       -29.01%
One Group Investment Trust Mid Cap Growth
   Portfolio
   The One VUL Solution                                  --     6.71           --       0.00%       0.75%       -20.73%
Oppenheimer High Income Fund/VA - Non-Service
   Shares
   AG Legacy Plus                                    11,744     9.40      110,445       9.93%       0.75%        -3.12%
   The One VUL Solution                                  --     8.41           --      20.28%       0.75%        -3.13%
PIMCO VIT Real Return Portfolio -
   Administrative Class
   AG Legacy Plus                                    32,681    11.99      391,822       4.15%+      0.75%        16.92%
   Corporate America                                  3,026    13.17       39,867       4.70%+      0.35%         0.00%
   Platinum Investor I & II                         190,024    13.06    2,481,720       5.95%+      0.75%        16.92%
   Platinum Investor III                            174,421    13.10    2,285,113       4.20%+      0.70%        16.98%
   Platinum Investor PLUS                             5,160    11.06       57,074       0.74%+      0.70%         0.00%
   Platinum Investor Survivor                        61,007    13.16      802,807       4.30%+      0.40%        17.33%
   Platinum Investor Survivor II                      5,707    11.22       64,033       4.48%+      0.75%         0.00%
PIMCO VIT Short-Term Portfolio - Administrative
   Class
   Corporate America                                  6,727    11.01       74,053       2.92%+      0.35%         2.66%
   Platinum Investor I & II                          80,480    10.91      878,341       2.93%+      0.75%         2.25%
   Platinum Investor III                             86,224    10.92      941,253       2.89%+      0.70%         2.30%
   Platinum Investor PLUS                               560    10.16        5,689       0.71%+      0.70%         0.00%
   Platinum Investor Survivor                        17,021    11.00      187,177       2.44%+      0.40%         2.61%
   Platinum Investor Survivor II                     34,758    10.26      356,732       3.78%+      0.75%         0.00%

                                     VL-R-69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense      Total
Divisions                                           Units     Value    Net Assets     Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2002 - Continued
PIMCO VIT Total Return Portfolio -
   Administrative Class
   AG Legacy Plus                                    25,099   $11.45   $  287,373       4.25%+      0.75%         8.27%
   Corporate America                                  4,850    12.10       58,703       4.47%+      0.35%         8.71%
   Platinum Investor I & II                         276,366    12.00    3,315,961       4.25%+      0.75%         8.27%
   Platinum Investor III                            301,969    12.05    3,639,057       4.27%+      0.70%         8.33%
   Platinum Investor PLUS                             4,990    10.50       52,417       1.45%+      0.70%         0.00%
   Platinum Investor Survivor                        51,588    12.09      623,682       3.98%+      0.40%         8.65%
   Platinum Investor Survivor II                     43,725    10.61      464,046       5.29%+      0.75%         0.00%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                     7,901    10.62       83,918       8.29%       0.75%         5.11%
   Corporate America                                190,178    10.76    2,046,636       5.68%       0.35%         5.53%
   Platinum Investor I & II                         100,097    10.26    1,026,852       9.81%       0.75%         5.11%
   Platinum Investor III                             34,162    10.98      375,082       7.36%       0.70%         5.17%
   Platinum Investor PLUS                               246    10.18        2,502       0.00%       0.70%         0.00%
   Platinum Investor Survivor                         4,759    10.76       51,212       8.76%       0.40%         5.48%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                234,304     8.01    1,875,663       1.01%+      0.35%       -19.27%
   Platinum Investor I & II                         556,852     8.36    4,655,525       1.65%+      0.75%       -19.59%
   Platinum Investor III                            326,752     7.54    2,464,769       1.35%+      0.70%       -19.55%
   Platinum Investor PLUS                             3,645     8.44       30,768       0.00%       0.70%         0.00%
   Platinum Investor Survivor                        68,750     8.00      550,273       1.54%+      0.40%       -19.31%
   Platinum Investor Survivor II                      2,240     8.29       18,571       0.00%       0.75%         0.00%
Putnam VT International Growth and Income Fund
   - Class IB
   Platinum Investor I & II                         235,399     7.84    1,844,874       0.53%       0.75%       -14.41%
   Platinum Investor III                            135,756     6.93      940,907       0.51%       0.70%       -14.37%
   Platinum Investor PLUS                               682     8.15        5,553       0.00%       0.70%         0.00%
   Platinum Investor Survivor                       230,768     6.69    1,544,705       0.76%       0.40%       -14.11%
   Platinum Investor Survivor II                     12,013     8.86      106,432       0.53%       0.75%         0.00%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                    24,600    10.65      261,902       0.23%+      0.75%       -18.88%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                    14,678     3.58       52,485       0.00%       0.75%       -31.12%
   The One VUL Solution                                  --     3.97           --       0.00%       0.75%       -31.12%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                    47,406     4.45      211,102       0.59%       0.75%       -27.08%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                         332,477     7.08    2,353,833       0.83%       0.75%       -26.46%
   Platinum Investor III                             48,012     6.17      296,218       1.53%       0.70%       -26.43%
   Platinum Investor PLUS                               291     8.45        2,455       1.58%       0.70%         0.00%
   Platinum Investor Survivor                        27,186     5.89      160,003       1.28%       0.40%       -26.20%
   Platinum Investor Survivor II                        145     7.46        1,081       2.53%       0.75%         0.00%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                  3,445     6.23       21,447       0.00%       0.35%       -37.89%
   Platinum Investor I & II                         445,419     6.13    2,728,943       0.00%       0.75%       -38.14%
   Platinum Investor III                            105,618     6.55      691,469       0.00%       0.70%       -38.11%
   Platinum Investor PLUS                             1,743     7.07       12,330       0.00%       0.70%         0.00%
   Platinum Investor Survivor                        30,017     6.23      186,867       0.00%       0.40%       -37.92%
   Platinum Investor Survivor II                     12,647     7.34       92,822       0.00%       0.75%         0.00%

                                    VL-R - 70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                               Unit                    Income      Expense      Total
Divisions                                           Units     Value    Net Assets     Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------
2002 - Continued
Scudder International Portfolio
   The One VUL Solution                                  --   $ 5.42   $        --      0.87%       0.75%       -14.13%
Scudder Small Cap Value Portfolio
   The One VUL Solution                                  --    10.75            --      0.79%       0.75%       -12.01%
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                           --     6.27            --      0.00%       0.75%       -22.13%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                        1,610     7.27        11,703      0.15%       0.75%       -22.86%
SunAmerica - Aggressive Growth Portfolio -
   Class 1
   Platinum Investor I & II                             108     7.83           842      0.00%       0.75%         0.00%
   Platinum Investor III                              2,070     7.83        16,214      0.24%       0.70%         0.00%
   Platinum Investor PLUS                               124     8.32         1,030      0.00%       0.70%         0.00%
SunAmerica - SunAmerica Balanced Portfolio -
   Class 1
   Platinum Investor I & II                              16     8.85           143      0.00%       0.75%         0.00%
   Platinum Investor III                              8,391     8.85        74,301      2.13%       0.70%         0.00%
   Platinum Investor PLUS                             2,001     9.13        18,277      0.00%       0.70%         0.00%
UIF Equity Growth Portfolio - Class I
   Legacy Plus                                           --     7.69            --      0.00%       0.75%       -28.40%
   Platinum Investor I & II                         381,798     7.74     2,955,218      0.15%       0.75%       -28.40%
   Platinum Investor III                             49,604     5.19       257,495      0.22%       0.70%       -28.37%
   Platinum Investor PLUS                               133     8.27         1,099      0.36%       0.70%         0.00%
   Platinum Investor Survivor                        49,021     4.92       241,240      0.17%       0.40%       -28.15%
   Platinum Investor Survivor II                         99     7.31           726      0.00%       0.75%         0.00%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                         128,628     8.21     1,056,625      7.67%       0.75%        -7.96%
   Platinum Investor III                             13,440     8.51       114,370     10.10%       0.70%        -7.92%
   Platinum Investor PLUS                                 0     9.50             1      0.00%       0.70%         0.00%
   Platinum Investor Survivor                        23,236     7.93       184,358      8.91%       0.40%        -7.64%
   Platinum Investor Survivor II                      2,195     9.28        20,376     19.91%       0.75%         0.00%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                    11,056     5.46        60,328      0.64%       0.75%       -19.40%
   Platinum Investor I & II                         133,568     7.00       935,013      0.36%       0.75%       -19.40%
   Platinum Investor III                             43,063     6.05       260,439      0.40%       0.70%       -19.36%
   Platinum Investor PLUS                                57     7.92           453      0.00%       0.70%         0.00%
   Platinum Investor Survivor                        13,500     5.33        71,906      0.42%       0.40%       -19.11%
   Platinum Investor Survivor II                        280     8.24         2,305      0.93%       0.75%         0.00%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                    17,425     8.33       145,149      0.99%       0.75%       -15.54%
   Corporate America                                  7,522     8.98        67,512      0.64%       0.35%       -15.20%
   Platinum Investor I & II                         479,617    12.35     5,923,609      0.70%       0.75%       -15.54%
   Platinum Investor III                            229,906     8.10     1,863,384      0.72%       0.70%       -15.50%
   Platinum Investor PLUS                             2,609     8.34        21,775      0.27%       0.70%         0.00%
   Platinum Investor Survivor                        60,525     8.97       543,149      0.73%       0.40%       -15.24%
   Platinum Investor Survivor II                     19,511     9.11       177,774      0.87%       0.75%         0.00%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                    47,333    10.53       498,304      1.45%       0.75%         0.49%
   Corporate America                                 28,915    10.86       314,038      0.40%       0.35%         0.89%
   Legacy Plus                                          977    11.09        10,830      0.61%       0.75%         0.49%
   Platinum Investor I & II                       1,576,362    11.60    18,291,099      1.32%       0.75%         0.49%

                                     VL-R-71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                                                Income     Expenses      Total
Divisions                                                Units     Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
VALIC Company I - Money Market I Fund - Continued
   Platinum Investor III                               1,248,697     $10.44     $13,034,287      1.00%       0.70%         0.54%
   Platinum Investor PLUS                                 14,815      10.03         148,586      0.65%       0.70%         0.00%
   Platinum Investor Survivor                            411,443      10.86       4,467,881      1.33%       0.40%         0.84%
   Platinum Investor Survivor II                         514,618      10.06       5,177,910      1.05%       0.75%         0.49%
   The One VUL Solution                                       --      10.82              --      0.00%       0.75%         0.49%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                               88,041       3.00         263,750      0.00%       0.75%       -38.72%
   Platinum Investor III                                 337,089       2.94         991,382      0.00%       0.70%       -38.69%
   Platinum Investor PLUS                                    457       8.43           3,855      0.00%       0.70%         0.00%
   Platinum Investor Survivor                             10,382       3.02          31,341      0.00%       0.40%       -38.50%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                               33,591       2.63          88,200      0.00%       0.75%       -40.66%
   Platinum Investor III                                 119,566       2.60         311,051      0.00%       0.70%       -40.63%
   Platinum Investor PLUS                                     48       8.06             387      0.00%       0.70%         0.00%
   Platinum Investor Survivor                              6,981       2.65          18,470      0.00%       0.40%       -40.45%
   Platinum Investor Survivor II                             506       6.06           3,062      0.00%       0.75%         0.00%
VALIC Company I - Small Cap Index Fund
   Corporate America                                       3,525       7.85          27,671      1.27%       0.35%       -21.10%
   Platinum Investor I & II                              101,961       7.78         793,503      1.37%       0.75%       -21.41%
   Platinum Investor III                                  89,617       7.65         686,001      0.98%       0.70%       -21.37%
   Platinum Investor PLUS                                  1,298       8.10          10,508      0.65%       0.70%         0.00%
   Platinum Investor Survivor                             20,366       7.84         159,702      1.03%       0.40%       -21.14%
   Platinum Investor Survivor II                           1,287       8.72          11,216      0.91%       0.75%         0.00%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                         52,528       5.98         314,131      1.85%       0.75%       -23.01%
   Corporate America                                      13,034       5.94          77,457      1.03%       0.35%       -22.70%
   Platinum Investor I & II                            1,712,769       8.19      14,034,484      1.18%       0.75%       -23.01%
   Platinum Investor III                               1,643,626       6.19      10,182,125      1.35%       0.70%       -22.98%
   Platinum Investor PLUS                                  1,898       8.49          16,117      0.56%       0.70%         0.00%
   Platinum Investor Survivor                            564,353       5.94       3,353,318      1.24%       0.40%       -22.74%
   Platinum Investor Survivor II                          80,956       7.91         640,336      2.27%       0.75%         0.00%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                         20,181       3.54          71,398      0.31%       0.75%       -32.99%
   The One VUL Solution                                       --       3.49              --      0.40%       0.75%       -32.99%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                         11,024      12.36         136,202      2.14%       0.75%         8.80%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                              154,511       8.27       1,278,271      2.59%       0.75%         0.00%
   Platinum Investor III                                  77,747       8.28         643,529      1.74%       0.70%         0.00%
   Platinum Investor PLUS                                  1,758       8.43          14,822      0.00%       0.70%         0.00%
   Platinum Investor Survivor                             19,931       8.29         165,277      2.74%       0.40%         0.00%
   Platinum Investor Survivor II                             451       8.27           3,734      0.00%       0.75%         0.00%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                               45,524      10.21         464,933      4.37%       0.75%         0.78%
   Platinum Investor III                                 110,201      10.28       1,133,078      5.72%       0.70%         0.84%
   Platinum Investor PLUS                                  1,974       9.89          19,522      0.00%       0.70%         0.00%
   Platinum Investor Survivor                             58,997      10.29         607,114      8.53%       0.40%         1.14%
   Platinum Investor Survivor II                           1,345      10.13          13,622      0.00%       0.75%         0.00%

                                     VL-R-72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                                                   Income     Expenses      Total
Divisions                                                    Units    Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
------------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
Vanguard VIF REIT Index Portfolio
   Corporate America                                          4,485     $12.59     $    56,465     2.61%+       0.35%         3.17%
   Platinum Investor I & II                                  70,827      12.48         883,918     1.54%+       0.75%         2.76%
   Platinum Investor III                                    157,740      12.47       1,967,344     3.53%+       0.70%         2.81%
   Platinum Investor PLUS                                     5,814       9.38          54,551     0.00%        0.70%         0.00%
   Platinum Investor Survivor                                18,253      12.57         229,533     3.64%+       0.40%         3.12%
   Platinum Investor Survivor II                              5,625      10.87          61,169     0.00%        0.75%         0.00%

2001
AIM V.I. Capital Appreciation Fund - Series I
   The One VUL Solution                                         766       6.36           4,870     0.00%        0.75%       -23.86%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                            13,238       6.09          80,644     0.60%        0.75%       -24.11%
   Corporate America                                         36,330       5.83         211,710     0.42%        0.35%       -21.33%
   Platinum Investor I & II                                 356,170       8.43       3,002,893     0.30%        0.75%       -24.11%
   Platinum Investor III                                     43,539       7.07         307,788     0.62%        0.70%       -22.63%
   Platinum Investor Survivor                                52,572       5.83         306,461     0.34%        0.40%       -23.84%
   The One VUL Solution                                         174       5.56             966     0.41%        0.75%       -24.11%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                         47,372       6.83         323,619     0.17%        0.35%       -12.02%
   Legacy Plus                                               15,448       7.61         117,549     0.13%        0.75%        -3.49%
   Platinum Investor I & II                                 983,406      11.02      10,833,308     0.12%        0.75%       -13.22%
   Platinum Investor III                                    179,841       8.18       1,471,008     0.25%        0.70%       -12.13%
   Platinum Investor Survivor                               104,033       6.83         710,934     0.15%        0.40%       -12.91%
American Century VP Value Fund - Class I
   AG Legacy Plus                                            19,195      13.36         256,488     0.11%        0.75%        11.97%
   Corporate America                                          2,361      12.13          28,631     0.00%        0.35%         7.59%
   Platinum Investor I & II                                 111,235      12.07       1,342,709     0.04%        0.75%        12.85%
   Platinum Investor III                                     53,553      11.98         641,684     0.04%        0.70%        13.41%
   Platinum Investor Survivor                                 7,351      12.12          89,101     0.00%        0.40%        12.40%
Ayco Growth Fund
   Platinum Investor I & II                                  21,904       9.43         206,620     0.64%        0.75%        -2.99%
   Platinum Investor III                                     17,986       9.44         169,749     0.64%        0.70%        -0.51%
   Platinum Investor Survivor                               689,142       9.47       6,525,212     0.31%        0.40%       -14.80%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                  27,893       7.66         213,657     0.00%        0.75%        -3.32%
   Platinum Investor III                                     26,246       7.49         196,626     0.00%        0.70%       -14.59%
   Platinum Investor Survivor                                 5,976       7.69          45,963     0.00%        0.40%       -16.35%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                  40,853       9.42         384,960     0.31%        0.75%        -3.99%
   Platinum Investor III                                     47,522       9.25         439,789     0.30%        0.70%         2.31%
   Platinum Investor Survivor                                10,698       9.46         101,217     0.32%        0.40%        -3.65%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                         39,148       9.82         384,247     0.45%        0.35%        -0.64%
   Platinum Investor I & II                                 503,048      12.00       6,037,816     0.43%        0.75%        -6.82%
   Platinum Investor III                                    131,447       9.23       1,213,678     0.49%        0.70%        -7.14%
   Platinum Investor Survivor                                58,732       9.82         576,659     0.51%        0.40%        -6.49%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                         22,578      11.55         260,682     5.11%        0.35%         4.85%

                                     VL-R-73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                Investment
                                                                                                  Income     Expenses      Total
Divisions                                                    Units    Unit Value   Net Assets    Ratio (a)   Ratio (b)   Return (c)
-----------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
Dreyfus VIF Quality Bond Portfolio - Initial
   shares - Continued
   Platinum Investor I & II                                 660,282     $11.66     $7,700,907      6.17%       0.75%         5.89%
   Platinum Investor III                                     76,533      11.03        844,136      5.11%       0.70%         3.67%
   Platinum Investor Survivor                                21,483      11.55        248,130      4.94%       0.40%         6.26%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                             1,530       9.71         14,862      0.00%       0.75%         7.29%
   Platinum Investor I & II                                  12,000       9.25        110,946      0.00%       0.75%         2.78%
   Platinum Investor III                                     22,872       9.21        210,711      1.26%       0.70%        -4.25%
   Platinum Investor Survivor                                 3,038       9.28         28,207      0.41%       0.40%        -4.77%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                             6,070       9.50         57,689      0.00%       0.75%         7.01%
   Corporate America                                          2,132       8.37         17,848      0.00%       0.35%        -4.15%
   Platinum Investor I & II                                  94,909       8.33        790,743      0.09%       0.75%       -10.27%
   Platinum Investor III                                     89,776       8.21        737,107      0.01%       0.70%        -8.21%
   Platinum Investor Survivor                               274,354       8.37      2,295,149      0.01%       0.40%       -12.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                            16,085       9.41        151,336      0.00%       0.75%        -2.82%
   Corporate America                                          6,677       9.56         63,802      0.00%       0.35%        -6.16%
   Platinum Investor I & II                                 181,214       9.51      1,723,532      0.03%       0.75%        -5.94%
   Platinum Investor III                                    153,352       9.51      1,458,364      0.08%       0.70%        -4.21%
   Platinum Investor Survivor                               260,014       9.55      2,483,113      0.03%       0.40%        -5.61%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                             8,893       8.72         77,514      0.00%       0.75%        15.79%
   Corporate America                                          2,078       7.33         15,225      0.00%       0.35%       -10.33%
   Platinum Investor I & II                                 193,357       7.29      1,410,013      0.01%       0.75%       -18.48%
   Platinum Investor III                                    221,929       7.22      1,601,302      0.00%       0.70%       -14.92%
   Platinum Investor Survivor                                40,690       7.32        297,940      0.01%       0.40%       -18.20%
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                             6,998       6.57         45,997      0.33%       0.75%       -15.89%
   The One VUL Solution                                         909       5.97          5,427      0.40%       0.75%       -15.89%
Franklin Templeton - Templeton Developing Markets
   Securities Fund - Class 2
   The One VUL Solution                                         335       6.24          2,088      1.14%       0.75%        -8.77%
Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2
   AG Legacy Plus                                             1,036       7.95          8,238      5.44%       0.75%       -16.63%
Janus Aspen Series International Growth
   Portfolio - Service Shares
   Corporate America                                            835       6.84          5,714      0.69%       0.35%       -14.91%
   Platinum Investor I & II                                  63,776       6.81        434,164      1.01%       0.75%       -24.01%
   Platinum Investor III                                     66,264       6.75        447,356      0.79%       0.70%       -23.85%
   Platinum Investor Survivor                                24,722       6.84        168,986      1.20%       0.40%       -23.74%
Janus Aspen Series Mid Cap Growth Portfolio - Service
   Shares
   Corporate America                                          2,288       4.68         10,698      0.00%       0.35%       -19.52%
   Platinum Investor I & II                                  32,312       4.65        150,356      0.00%       0.75%       -40.04%
   Platinum Investor III                                    129,640       4.53        587,668      0.00%       0.70%       -35.87%
   Platinum Investor Survivor                                13,411       4.67         62,664      0.00%       0.40%       -39.83%
Janus Aspen Series Worldwide Growth Portfolio - Service
   Shares
   Corporate America                                          4,448       6.95         30,911      0.26%       0.35%       -14.84%
   Platinum Investor I & II                                  51,950       6.92        359,328      0.51%       0.75%       -23.20%
   Platinum Investor III                                     89,664       6.85        613,987      0.31%       0.70%       -22.64%
   Platinum Investor Survivor                                13,910       6.95         96,604      0.29%       0.40%       -22.93%

                                     VL-R-74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                            Investment
                                                                                              Income      Expense       Total
Divisions                                               Units    Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
-------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
JPMorgan Small Company Portfolio
   Platinum Investor I & II                             12,062     $ 8.61     $   103,902      0.01%       0.75%        -8.72%
   Platinum Investor III                                 9,804       8.46          82,981      0.01%       0.70%        -8.11%
   Platinum Investor Survivor                            1,956       8.65          16,915      0.03%       0.40%        -8.40%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                     3,218       6.81          21,907      0.01%       0.35%        -6.96%
   Platinum Investor I & II                             90,744       6.78         614,880      0.01%       0.75%       -24.06%
   Platinum Investor III                               121,140       6.83         827,153      0.00%       0.70%       -22.19%
   Platinum Investor Survivor                           18,664       6.80         126,985      0.00%       0.40%       -23.79%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                        4,501      10.97          49,365      1.78%       0.75%        -0.51%
   Corporate America                                     1,597       5.13           8,196      0.00%       0.35%       -14.85%
   Platinum Investor I & II                            718,589      10.96       7,875,453      0.00%       0.75%       -33.99%
   Platinum Investor III                               239,529       5.79       1,387,886      0.00%       0.70%       -28.03%
   Platinum Investor Survivor                          117,741       5.13         604,496      0.00%       0.40%       -33.75%
MFS VIT Investors Trust Series - Initial Class
   The One VUL Solution                                    593       8.64           5,122      0.61%       0.75%       -16.59%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                        1,314       8.22          10,801      0.00%       0.75%         1.95%
   Corporate America                                     1,712       8.85          15,146      0.00%       0.35%        13.77%
   Platinum Investor I & II                             81,569       8.81         718,214      0.00%       0.75%        -5.74%
   Platinum Investor III                                47,211       8.61         406,590      0.00%       0.70%         0.95%
   Platinum Investor Survivor                            5,448       8.84          48,169      0.00%       0.40%        -5.41%
MFS VIT Research Series - Initial Class
   Corporate America                                       997       7.07           7,047      0.00%       0.35%       -12.40%
   Platinum Investor I & II                             46,683       7.03         328,283      0.01%       0.75%       -21.84%
   Platinum Investor III                                47,757       6.99         334,043      0.01%       0.70%       -24.62%
   Platinum Investor Survivor                           11,015       7.06          77,779      0.01%       0.40%       -21.57%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                       67,578       5.32         359,828      0.00%       0.75%        -6.20%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I
   Platinum Investor I & II                             40,478       6.21         251,465      0.00%       0.75%       -25.21%
   Platinum Investor III                                59,965       6.10         365,744      0.00%       0.70%       -26.67%
   Platinum Investor Survivor                            5,636       6.24          35,155      0.00%       0.40%       -24.95%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                        5,132       9.51          48,812      0.00%       0.75%         3.17%
One Group Investment Trust Equity Index Portfolio
   The One VUL Solution                                  1,456       8.04          11,713      1.05%       0.75%       -13.00%
One Group Investment Trust Large Cap Growth
   Portfolio
   The One VUL Solution                                    421       6.10           2,566      0.00%       0.75%       -20.88%
One Group Investment Trust Mid Cap Growth Portfolio
   The One VUL Solution                                    319       8.46           2,700      0.00%       0.75%       -11.32%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                        7,783       9.71          75,555      0.00%       0.75%         6.15%
   The One VUL Solution                                    296       8.68           2,567     11.72%       0.75%         1.20%
PIMCO VIT Real Return Portfolio - Administrative
   Class
   AG Legacy Plus                                       12,784      10.25         131,088      0.86%       0.75%        -2.03%
   Platinum Investor I & II                             87,766      11.17         980,348      6.95%       0.75%         8.83%
   Platinum Investor III                                53,040      11.20         594,024      3.55%       0.70%         5.56%

                                     VL-R-75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                         Investment
                                                                                           Income      Expense       Total
Divisions                                            Units    Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
----------------------------------------------------------------------------------------------------------------------------
2001 - Continued
PIMCO VIT Real Return Portfolio - Administrative
   Class - Continued
   Platinum Investor Survivor                        15,384     $11.22     $   172,540      8.44%       0.40%         6.84%
PIMCO VIT Short-Term Portfolio - Administrative
   Class
   Corporate America                                  5,271      10.72          56,523      3.04%       0.35%         4.35%
   Platinum Investor I & II                          27,482      10.67         293,345      5.19%       0.75%         5.98%
   Platinum Investor III                             57,361      10.67         612,107      2.63%       0.70%         5.62%
   Platinum Investor Survivor                         8,618      10.72          92,365      4.87%       0.40%         4.96%
PIMCO VIT Total Return Portfolio - Administrative
   Class
   AG Legacy Plus                                    10,974      10.57         116,044      0.84%       0.75%         0.45%
   Corporate America                                  2,554      11.13          28,440      2.87%       0.35%         6.13%
   Platinum Investor I & II                         131,290      11.08       1,454,930      2.82%       0.75%         7.58%
   Platinum Investor III                            126,029      11.12       1,402,056      3.72%       0.70%         7.45%
   Platinum Investor Survivor                        40,582      11.13         451,552      2.94%       0.40%         8.38%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                     4,788      10.10          48,381      0.00%       0.75%         1.10%
   Corporate America                                 99,029      10.20       1,009,835      4.85%       0.35%         1.71%
   Platinum Investor I & II                         133,179       9.76       1,299,777      7.31%       0.75%         2.73%
   Platinum Investor III                             17,175      10.44         179,305      0.93%       0.70%        -0.90%
   Platinum Investor Survivor                         5,402      10.20          55,105      0.76%       0.40%         3.10%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                110,489       9.92       1,095,612      1.68%       0.35%        -5.20%
   Platinum Investor I & II                         541,025      10.40       5,625,378      2.61%       0.75%        -7.10%
   Platinum Investor III                            144,948       9.38       1,359,119      0.84%       0.70%        -5.78%
   Platinum Investor Survivor                        48,762       9.92         483,692      2.84%       0.40%        -6.77%
Putnam VT International Growth and Income Fund -
   Class IB
   Platinum Investor I & II                         212,113       9.16       1,942,305      5.80%       0.75%       -21.40%
   Platinum Investor III                             93,038       8.09         753,038      3.50%       0.70%       -19.27%
   Platinum Investor Survivor                        96,186       7.79         749,630      3.50%       0.40%       -21.13%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                     8,198      13.12         107,603      0.11%       0.75%        12.25%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                     9,574       5.19          49,700      3.48%       0.75%       -25.32%
   The One VUL Solution                                 474       5.76           2,733      9.45%       0.75%       -34.00%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                    26,218       6.11         160,112      5.39%       0.75%       -22.99%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                         495,182       9.63       4,767,218      0.68%       0.75%       -10.07%
   Platinum Investor III                             22,815       8.39         191,314      1.43%       0.70%       -11.82%
   Platinum Investor Survivor                        19,841       7.98         158,237      1.08%       0.40%        -9.76%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                 26,516      10.02         265,808      0.00%       0.35%        20.27%
   Platinum Investor I & II                         413,839       9.90       4,098,507      0.00%       0.75%        18.25%
   Platinum Investor III                             37,394      10.58         395,539      0.00%       0.70%        11.63%
   Platinum Investor Survivor                        34,864      10.03         349,608      0.00%       0.40%        18.66%
Scudder International Portfolio
   The One VUL Solution                                 401       6.31           2,530      0.78%       0.75%       -25.00%
Scudder Small Cap Value Portfolio
   The One VUL Solution                                 228      12.22           2,784      0.00%       0.75%        16.78%

                                     VL-R-76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                                         Income      Expense       Total
Divisions                                         Units     Unit Value    Net Assets    Ratio (a)   Ratio (b)   Return (c)
--------------------------------------------------------------------------------------------------------------------------
2001 - Continued
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                      5,923     $ 8.06     $    47,720      0.00%       0.75%       -25.25%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                     18,704       9.43         176,303      0.63%       0.75%       -12.84%
UIF Equity Growth Portfolio - Class I
   Legacy Plus                                      7,382      10.75          79,326      0.00%       0.75%       -15.75%
   Platinum Investor I & II                       438,623      10.81       4,741,984      0.00%       0.75%       -15.75%
   Platinum Investor III                           28,056       7.25         203,316      0.00%       0.70%       -16.43%
   Platinum Investor Survivor                      50,760       6.85         347,677      0.00%       0.40%       -15.45%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                       183,821       8.93       1,640,658     11.27%       0.75%        -5.19%
   Platinum Investor III                           11,481       9.24         106,103     22.46%       0.70%       -11.85%
   Platinum Investor Survivor                      25,702       8.59         220,794     11.50%       0.40%        -4.86%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                   1,710       6.77          11,582      3.61%       0.75%        -8.95%
   Platinum Investor I & II                       152,030       8.68       1,320,380      1.71%       0.75%       -22.56%
   Platinum Investor III                           21,685       7.50         162,625      2.31%       0.70%       -21.61%
   Platinum Investor Survivor                      12,156       6.59          80,045      1.60%       0.40%       -22.29%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                   4,237       9.86          41,782      0.78%       0.75%        -1.68%
   Corporate America                               45,379      10.58         480,286      0.61%       0.35%         4.52%
   Platinum Investor I & II                       457,875      14.62       6,695,315      0.74%       0.75%        -1.68%
   Platinum Investor III                          115,708       9.59       1,109,764      0.72%       0.70%         4.22%
   Platinum Investor Survivor                      41,967      10.59         444,325      0.75%       0.40%        -1.34%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                  57,185      10.48         599,077      1.89%       0.75%         2.91%
   Corporate America                                2,212      10.76          23,807      0.42%       0.35%         3.32%
   Legacy Plus                                      5,564      11.03          61,395      0.66%       0.75%         2.91%
   Platinum Investor I & II                     2,030,596      11.55      23,446,471      2.93%       0.75%         2.91%
   Platinum Investor III                        1,416,986      10.38      14,711,205      1.97%       0.70%         2.96%
   Platinum Investor Survivor                     461,849      10.77       4,973,259      2.62%       0.40%         3.27%
   Platinum Investor Survivor II                  925,288      10.01       9,264,381      0.00%       0.75%         0.00%
   The One VUL Solution                                --      10.77              --      0.07%       0.75%         2.91%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                        44,914       4.89         219,563      0.10%       0.75%       -32.99%
   Platinum Investor III                          207,478       4.80         995,213      0.02%       0.70%       -31.28%
   Platinum Investor Survivor                      84,435       4.91         414,455      0.00%       0.40%       -40.69%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                        29,457       4.42         130,333      0.00%       0.75%       -41.62%
   Platinum Investor III                           58,814       4.38         257,697      0.00%       0.70%       -45.69%
   Platinum Investor Survivor                       3,006       4.44          13,356      0.00%       0.40%       -49.92%
VALIC Company I - Small Cap Index Fund
   Corporate America                                1,347       9.95          13,400      0.71%       0.35%         0.01%
   Platinum Investor I & II                        46,053       9.90         456,049      0.96%       0.75%         1.23%
   Platinum Investor III                           44,444       9.74         432,683      0.85%       0.70%        -1.61%
   Platinum Investor Survivor                      13,430       9.94         133,536      1.80%       0.40%         1.59%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                   9,606       7.77          74,618      0.99%       0.75%       -13.25%
   Corporate America                               59,072       7.69         454,174      0.76%       0.35%       -11.20%

                                     VL-R-77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                                                Income      Expense      Total
Divisions                                                Units     Unit Value   Net Assets     Ratio (a)   Ratio (b)   Return (c)
---------------------------------------------------------------------------------------------------------------------------------
2001 - Continued
VALIC Company I - Stock Index Fund - Continued
   Platinum Investor I & II                            1,590,799     $10.64     $16,931,644      0.96%       0.75%       -12.86%
   Platinum Investor III                                 266,322       8.04       2,141,961      0.73%       0.70%       -13.22%
   Platinum Investor Survivor                            426,976       7.69       3,283,914      1.04%       0.40%       -12.55%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                         14,444       5.28          76,262      0.16%       0.75%       -32.01%
   The One VUL Solution                                    1,936       5.20          10,077      0.11%       0.75%       -32.01%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                          3,341      11.36          37,946      0.00%       0.75%        -0.61%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                               21,837      10.72         234,031      1.36%       0.70%         1.08%
   Platinum Investor III                                  15,021      11.38         170,935      2.00%       0.40%         0.68%
   Platinum Investor Survivor                            116,654      11.35       1,324,028      1.90%       0.75%         0.32%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                               25,137      10.13         254,726      0.05%       0.75%         2.55%
   Platinum Investor III                                  66,089      10.20         673,900      0.10%       0.70%        -2.38%
   Platinum Investor Survivor                              6,513      10.17          66,273      0.40%       0.40%        -2.99%
Vanguard VIF REIT Index Portfolio
   Corporate America                                       2,407      12.20          29,373      0.00%       0.35%         9.62%
   Platinum Investor I & II                               15,235      12.14         185,034      0.81%       0.75%        11.29%
   Platinum Investor III                                  28,648      12.13         347,535      0.08%       0.70%        14.22%
   Platinum Investor Survivor                              9,356      12.19         114,091      2.22%       0.40%        11.49%

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

+ The investment income ratio has been restated due to a misclassification in prior years of short-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

**   Formerly Oppenheimer Multiple Strategies Fund/VA.

                                     VL-R-78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of short-term capital gains within several Divisions. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. GAAP requires short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Divisions, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003 and 2002, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                                                  For the Year Ended December 31, 2003
                                                          --------------------------------------------------
                                                              Net Investment      Capital Gain Distributions
                                                               Income (Loss)         from Mutual Funds
                                                          ---------------------   --------------------------
                                                          Originally                Originally
Divisions                                                   stated     Restated      stated      Restated
------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial shares        $399,831    $251,226      $ 17,341     $165,946
PIMCO VIT Real Return Portfolio - Administrative Class      254,395     133,974        52,887      173,308
PIMCO VIT Total Return Portfolio - Administrative Class     251,217     212,092        44,719       83,844
VALIC Company I - Stock Index Fund                          261,822     239,190       120,686      143,318
Vanguard VIF REIT Index Portfolio                           120,645     117,989       112,869      115,525

                                                                          Investment Income Ratio
                                                               ---------------------------------------------
                                                                For the Year Ended      For the Year Ended
                                                                 December 31, 2003       December 31, 2002
                                                               ---------------------   ---------------------
                                                               Originally              Originally
Divisions                                                        stated     Restated     stated     Restated
------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I
   AG Legacy Plus                                                 n/a          n/a        6.03%       0.85%
   Corporate America                                              n/a          n/a        3.98%       0.56%
   Platinum Investor I & II                                       n/a          n/a        5.62%       0.79%
   Platinum Investor III                                          n/a          n/a        4.19%       0.59%
   Platinum Investor Survivor                                     n/a          n/a        6.45%       0.91%
   Platinum Investor Survivor II                                  n/a          n/a        0.07%       0.01%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                             6.03%        4.08%        n/a         n/a
   Platinum Investor I & II                                      5.73%        3.97%        n/a         n/a
   Platinum Investor III                                         6.30%        4.04%        n/a         n/a
   Platinum Investor PLUS                                        6.92%        4.16%        n/a         n/a
   Platinum Investor Survivor                                    6.18%        4.08%        n/a         n/a
   Platinum Investor Survivor II                                 6.36%        4.05%        n/a         n/a
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                 n/a          n/a        1.30%       1.20%
   Corporate America                                              n/a          n/a        1.05%       0.96%
   Platinum Investor I & II                                       n/a          n/a        1.65%       1.52%
   Platinum Investor III                                          n/a          n/a        1.33%       1.23%
   Platinum Investor Survivor                                     n/a          n/a        1.67%       1.54%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                       n/a          n/a        2.37%       1.85%
   Platinum Investor Survivor II                                  n/a          n/a        0.97%       0.76%

                                     VL-R-79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                                    Investment Income Ratio
                                                          ---------------------------------------------
                                                           For the Year Ended      For the Year Ended
                                                            December 31, 2003       December 31, 2002
                                                          ---------------------   ---------------------
                                                          Originally              Originally
Divisions                                                   stated     Restated     stated     Restated
-------------------------------------------------------------------------------------------------------
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                            n/a          n/a        0.00%       1.55%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                           4.06%        2.34%       4.35%       4.15%
   Corporate America                                        4.19%        2.87%       4.98%       1.70%
   Platinum Investor I & II                                 3.56%        2.41%       6.14%       5.95%
   Platinum Investor III                                    4.48%        2.55%       4.42%       4.20%
   Platinum Investor PLUS                                   4.60%        2.38%       0.91%       0.74%
   Platinum Investor Survivor                               4.08%        2.66%       4.53%       4.30%
   Platinum Investor Survivor II                            4.25%        2.32%       4.75%       4.48%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                         n/a          n/a        3.01%       2.92%
   Platinum Investor I & II                                  n/a          n/a        3.04%       2.93%
   Platinum Investor III                                     n/a          n/a        2.98%       2.89%
   Platinum Investor PLUS                                    n/a          n/a        0.84%       0.71%
   Platinum Investor Survivor                                n/a          n/a        2.54%       2.44%
   Platinum Investor Survivor II                             n/a          n/a        3.93%       3.78%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                           3.11%        2.68%       5.62%       4.25%
   Corporate America                                        3.44%        3.00%       5.80%       4.47%
   Platinum Investor I & II                                 3.21%        2.85%       5.57%       4.25%
   Platinum Investor III                                    3.42%        2.98%       5.65%       4.27%
   Platinum Investor PLUS                                   3.30%        2.72%       3.01%       1.45%
   Platinum Investor Survivor                               3.18%        2.80%       5.08%       3.98%
   Platinum Investor Survivor II                            3.72%        3.31%       7.26%       5.29%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                         n/a          n/a        1.39%       1.01%
   Platinum Investor I & II                                  n/a          n/a        2.26%       1.65%
   Platinum Investor III                                     n/a          n/a        1.86%       1.35%
   Platinum Investor Survivor                                n/a          n/a        2.12%       1.54%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                            n/a          n/a        1.33%       0.23%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                           1.36%        1.31%        n/a         n/a
   Corporate America                                        1.41%        1.35%        n/a         n/a
   Platinum Investor I & II                                 1.37%        1.31%        n/a         n/a
   Platinum Investor III                                    1.46%        1.39%        n/a         n/a
   Platinum Investor PLUS                                   1.52%        1.42%        n/a         n/a
   Platinum Investor Survivor                               1.39%        1.33%        n/a         n/a
   Platinum Investor Survivor II                            1.35%        1.28%        n/a         n/a
Vanguard VIF REIT Index Portfolio
   Corporate America                                        4.11%        4.03%       2.71%       2.61%
   Platinum Investor I & II                                 3.27%        3.21%       1.60%       1.54%
   Platinum Investor III                                    3.19%        3.13%       3.68%       3.53%
   Platinum Investor PLUS                                   3.31%        3.25%        n/a         n/a
   Platinum Investor Survivor                               3.49%        3.42%       3.78%       3.64%
   Platinum Investor Survivor II                            3.01%        2.95%        n/a         n/a

n/a  The investment income ratio did not change.

                                     VL-R-80

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000

             Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2004 and 2003 and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2005

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                             December 31
                                                                      -------------------------
                                                                          2004          2003
                                                                      -----------   -----------
                                                                            (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost - $46,646,227 - 2004; $43,133,011 - 2003)       $49,436,433   $45,349,130
   Fixed maturity securities, trading, at fair value
      (amortized cost - $8,946 - 2004; $52,000 - 2003)                     11,512        58,953
   Equity securities, at fair value (cost - $48,038 - 2004;
      $93,182 - 2003)                                                      70,294        98,523
   Equity securities, trading, at fair value (cost - $1,638 - 2004;
      $7,000 - 2003)                                                        6,374        10,000
   Mortgage loans on real estate, net of allowance
      ($4,964 - 2004; $7,124 - 2003)                                    3,324,940     2,953,495
   Policy loans                                                         1,730,819     1,705,891
   Investment real estate                                                  37,730        44,543
   Partnerships                                                         2,091,739     1,895,974
   Separate account seed money (cost - $39,758 - 2004;
      $90,670 - 2003)                                                      41,488        91,670
   Securities lending collateral                                        9,286,117     4,451,135
   Short-term investments                                                  62,913       112,440
   Derivatives assets                                                      11,077         9,560
                                                                      -----------   -----------
Total investments                                                      66,111,436    56,781,314

Cash                                                                      257,224       297,209
Restricted Cash                                                            18,647        88,781
Investment in ultimate Parent Company (cost - $8,597 in 2004
   and 2003)                                                               53,203        53,697
Notes receivable from affiliates                                          598,045       537,241
Indebtedness from affiliates                                               37,019        19,756
Accrued investment income                                                 705,590       651,815
Accounts receivable                                                     1,108,251     1,023,451
Deferred policy acquisition costs/cost of insurance purchased           3,617,153     3,250,287
Other assets                                                              272,270       376,578
Assets held in separate accounts                                       25,537,215    22,930,750
                                                                      -----------   -----------
Total assets                                                          $98,316,053   $86,010,879
                                                                      ===========   ===========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                -------------------------
                                                                    2004          2003
                                                                -----------   -----------
                                                                      (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                       $ 9,156,261   $ 7,898,915
   Policyholder contract deposits                                38,438,523    36,559,454
   Other policy claims and benefits payable                         198,769       273,008
   Other policyholders' funds                                     2,513,561     2,204,767
   Federal income taxes                                           1,442,907     1,104,182
   Indebtedness to affiliates                                       258,953       362,749
   Securities lending payable                                     9,286,117     4,451,135
   Other liabilities                                              1,256,335     1,240,035
   Derivative liabilities                                            57,647        27,165
   Liabilities related to separate accounts                      25,537,215    22,930,750
                                                                -----------   -----------
Total liabilities                                                88,146,288    77,052,160

Minority interest                                                   102,150        96,741

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued and outstanding                                            850           850
   Common stock, $10 par value, 600,000 shares authorized,
      issued and outstanding                                          6,000         6,000
   Additional paid-in capital                                     3,623,797     3,507,238
   Accumulated other comprehensive income                         1,398,625     1,097,788
   Retained earnings                                              5,038,343     4,250,102
                                                                -----------   -----------
Total shareholder's equity                                       10,067,615     8,861,978
                                                                -----------   -----------
Total liabilities, minority interest and shareholder's equity   $98,316,053   $86,010,879
                                                                ===========   ===========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                             2004         2003         2002
                                          ----------   ----------   ----------
                                                     (In Thousands)
Revenues:
   Premiums and other considerations      $2,540,322   $2,403,951   $2,138,833
   Net investment income                   3,557,160    3,288,686    3,054,530
   Net realized investment losses           (158,288)     (56,779)    (295,344)
   Other                                     289,140      175,663      175,528
                                          ----------   ----------   ----------
Total revenues                             6,228,334    5,811,521    5,073,547
                                          ----------   ----------   ----------
Benefits and expenses:
   Policyholders' benefits                 1,625,671    1,544,535    1,284,087
   Interest credited                       2,063,646    2,039,015    2,051,698
   Operating costs and expenses            1,034,525      939,785      753,033
                                          ----------   ----------   ----------
Total benefits and expenses                4,723,842    4,523,335    4,088,818
                                          ----------   ----------   ----------
Income before income tax expense           1,504,492    1,288,186      984,729
                                          ----------   ----------   ----------
Income tax expense:
   Current                                   126,112      250,906      107,502
   Deferred                                  272,600       75,649       64,917
                                          ----------   ----------   ----------
Total income tax expense                     398,712      326,555      172,419
                                          ----------   ----------   ----------
Net income before cumulative effect of
   accounting change                       1,105,780      961,631      812,310
Cumulative effect of accounting change,
   net of tax                                (16,859)          --           --
                                          ----------   ----------   ----------
Net income                                $1,088,921   $  961,631   $  812,310
                                          ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                      Year ended December 31
                                              -------------------------------------
                                                  2004         2003         2002
                                              -----------   ----------   ----------
                                                          (In Thousands)
Preferred stock:
   Balance at beginning and end of year       $       850   $      850   $      850
                                              -----------   ----------   ----------
Common stock:
   Balance at beginning and end of year             6,000        6,000        6,000
                                              -----------   ----------   ----------
Additional paid-in capital:
   Balance at beginning of year                 3,507,238    3,167,462    2,691,492
   Capital contribution from Parent Company       116,559      339,776      475,970
                                              -----------   ----------   ----------
Balance at end of year                          3,623,797    3,507,238    3,167,462
Accumulated other comprehensive income:
   Balance at beginning of year                 1,097,788      736,299      175,507
   Other comprehensive income                     300,837      361,489      560,792
                                              -----------   ----------   ----------
Balance at end of year                          1,398,625    1,097,788      736,299
Retained earnings:
   Balance at beginning of year                 4,250,102    3,289,151    2,922,422
   Net income                                   1,088,921      961,631      812,310
   Dividends paid                                (300,680)        (680)    (445,581)
                                              -----------   ----------   ----------
Balance at end of year                          5,038,343    4,250,102    3,289,151
                                              -----------   ----------   ----------
Total shareholder's equity                    $10,067,615   $8,861,978   $7,199,762
                                              ===========   ==========   ==========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                       2004         2003         2002
                                                    ----------   ----------   ----------
                                                               (In Thousands)
Net income                                          $1,088,921   $  961,631   $  812,310
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities, after tax (pretax: 2004 -
      $453,261; 2003 - $549,834; 2002 - $720,641)      294,620      357,392      468,416
   Hedging activities (pretax: 2004 - $(31,877);
      2003 - $(68,391); 2002 - $5,025)                 (20,720)     (44,454)       3,267
   Reclassification adjustment for losses
      included in net income                            26,937       48,551       89,109
                                                    ----------   ----------   ----------
   Other comprehensive income                          300,837      361,489      560,792
                                                    ----------   ----------   ----------
Comprehensive income                                $1,389,758   $1,323,120   $1,373,102
                                                    ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2004           2003           2002
                                                                 ------------   ------------   ------------
                                                                               (In Thousands)
Operating activities
Net income                                                       $  1,088,921   $    961,631   $    812,310
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Cumulative effect of accounting change, net of tax               16,859             --             --
   Interest credited on policyholder contracts                      2,063,646      2,039,015      2,051,698
   Change in accounts receivable                                      (84,800)      (155,662)        (3,438)
   Change in future policy benefits and other policy claims        (1,018,480)       216,269      1,096,583
   Amortization of policy acquisition costs and cost of
      insurance purchased                                             311,214        311,029        165,269
   Policy acquisition costs deferred                                 (757,710)      (583,939)      (466,779)
   Change in other policyholders' funds                               308,794        339,326         62,893
   Provision for deferred income tax expense                          255,872        267,645        357,510
   Depreciation and amortization, including premiums and
      discounts                                                       193,670        170,474        150,310
   Change in indebtedness to (from) affiliates                       (181,863)       320,652         68,133
   Change in amounts payable to brokers                               (72,843)      (614,174)       384,634
   Change in trading securities                                        51,067        (68,953)            --
   Change in restricted cash                                           70,134        (88,781)            --
   Realized investments losses                                        158,288        315,144        422,536
   Other, net                                                          (9,928)       522,312         35,272
                                                                 ------------   ------------   ------------
Net cash provided by operating activities                           2,392,841      3,951,988      5,136,931

Investing activities
Purchases of:
   Fixed maturity and equity securities                           (27,374,134)   (34,541,457)   (34,652,736)
   Mortgages                                                         (691,747)      (443,541)      (286,385)
   Other long-term investments                                    (18,188,518)   (14,902,823)   (17,511,338)
Sales of:
   Fixed maturity and equity securities                            27,001,768     29,702,380     29,957,705
   Mortgages                                                          307,711        291,851        236,727
   Other long-term investments                                     12,915,557     13,862,846     15,080,395
Redemptions and maturities of fixed maturity and
   equity securities                                                1,735,026      1,792,981      2,197,983
Sales and purchases of property, equipment, and
   software, net                                                        9,648     (1,056,323)       (23,816)
                                                                 ------------   ------------   ------------
Net cash used in investing activities                              (4,284,689)    (5,294,086)    (5,001,465)

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                                                          2004          2003          2002
                                                      -----------   -----------   -----------
                                                                   (In Thousands)
Financing activities
Net policyholder account deposits                       7,332,833     6,780,518     3,324,162
Net policyholder account withdrawals                   (5,296,849)   (5,574,250)   (3,046,859)
Dividends paid                                           (300,680)         (680)     (445,581)
Capital contribution from parent                          116,559       339,776        28,000
Other                                                          --            --        (1,289)
                                                      -----------   -----------   -----------
Net cash provided by (used in) financing activities     1,851,863     1,545,364      (141,567)
                                                      -----------   -----------   -----------
Increase (decrease) in cash                               (39,985)      203,266        (6,101)
Cash at beginning of year                                 297,209        93,943       100,044
                                                      -----------   -----------   -----------
Cash at end of year                                   $   257,224   $   297,209   $    93,943
                                                      ===========   ===========   ===========

Interest paid amounted to approximately $47,709,000, $2,117,000 and $2,315,000 in 2004, 2003 and 2002, respectively. Income taxes paid amounted to approximately $208,397,000, $240,802,000 and $127,376,000 in 2004, 2003 and
2002, respectively.

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2004

1.   Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

Effective December 20, 2004, AGL merged with its wholly owned subsidiary, American General International Investments, Inc. ("AGII"), and became the surviving entity. The financial position, operating results and cash flows of AGII have historically been included in the consolidated financial statements of AGL.

The Company operates through two divisions: Life Insurance and Retirement Services. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGES's wholly owned broker-dealer subsidiary American General Securities Incorporated ("AGSI"), also provides support services to certain affiliated insurance companies. The Retirement Services Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                     American General Life Insurance Company

2.   Accounting Policies

2.1  Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2004 and 2003.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2  Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2004.

                     American General Life Insurance Company

2.2  Statutory Accounting (continued)

Statutory net income and capital and surplus of the Company at December 31 is as follows:

                                               2004         2003         2002
                                            ----------   ----------   ----------
                                                       (In Thousands)
Statutory net income                        $  567,253   $  134,370   $  536,099
Statutory capital and surplus               $4,705,497   $4,066,448   $3,007,515

For statutory reporting purposes, the merger of AGII into AGL in 2004 was accounted for as a statutory merger. In accordance with statutory merger accounting requirements, statutory net income and capital and surplus for the prior years of 2003 and 2002 were restated to show comparative data.

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                     American General Life Insurance Company

2.3  Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4  Investments

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2004 and 2003. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income
(loss), within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its estimated fair value, and the reduction is recorded as a realized loss.

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Unrealized gains and losses are reflected in income currently.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                     American General Life Insurance Company

2.4  Investments (continued)

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships

Partnerships consist of equity partnerships and other partnerships not classified elsewhere herein. The equity partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded to investment income, consistent with the equity method of accounting.

Included in partnerships are preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent.

As part of the consolidation of Castle Trust (see Note 2.1), included in partnerships is an investment in commercial aircraft totaling $983.4 million, net of accumulated depreciation of $65.2 million. These aircraft are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture, to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the years ended December 31, 2004 and 2003 were $51.3 million and $13.9 million, respectively.

                     American General Life Insurance Company

2.4  Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio.

At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding as the Company has historically closed out all dollar roll agreements at year-end.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                     American General Life Insurance Company

2.4  Investments (continued)

Realized Investment Results

Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

2.5  Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

                     American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable life products, the assumption for the long-term growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

                     American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7  Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposits liabilities were as follows at December 31:

                                                           2004          2003
                                                       -----------   -----------
                                                             (In Thousands)
Future policy benefits:
   Ordinary life                                         4,555,887     4,337,180
   Group life                                               26,346        29,797
   Life contingent group annuities                          89,228        93,072
   Life contingent annuities                             3,746,198     2,799,407
   Terminal funding                                        401,444       414,630
   Accident and health                                     337,158       224,829
                                                       -----------   -----------
Total                                                  $ 9,156,261   $ 7,898,915
                                                       ===========   ===========
Policyholder contract deposits:
   Annuities                                           $32,463,764   $30,891,794
   Corporate-owned life insurance                          376,478       439,088
   Universal life                                        5,598,281     5,228,572
                                                       -----------   -----------
Total                                                  $38,438,523   $36,559,454
                                                       ===========   ===========

                     American General Life Insurance Company

2.7  Policy and Contract Claims Reserves (continued)

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 5.70 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 17.0 percent, grading to zero over a period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 percent and the weighted average rate credited in 2004 was
5.22 percent.

2.8  Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income.

                     American General Life Insurance Company

2.8  Guaranteed Minimum Death Benefits (continued)

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9  Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                     American General Life Insurance Company

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 3 percent of life insurance in force at December 31, 2004.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $60.8 million, $67.9 million and $76.1 million in 2004, 2003 and 2002, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

For the tax years ending December 31, 2004, 2003 and 2002, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

                     American General Life Insurance Company

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures options (short positions on U.S. treasury notes and U.S. long bonds).

The Company recognizes all derivatives in the consolidated balance sheet at fair value and utilizes hedge accounting. This means that, to the extent the hedge is deemed to be effective, the accounting for the derivative mirrors the accounting for the financial instruments being hedged.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability. It is a cash flow hedge if it hedges the variability of cash flows to be received or paid related to a recognized asset or liability. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings to the extent the losses or gains of the hedged asset or liability are so recorded. Certain derivative gains or losses on fair value and cash flow hedges are recorded in other comprehensive income until such point that earnings are affected by the fair value changes and cash flows of the hedged asset or liability.

The Company documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. The process includes linking all derivatives that are designated as hedged to specific assets or liabilities on the balance sheet. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values and cash flows of hedged items. On a quarterly basis the Company evaluates and assesses ongoing compliance with regulatory limits on derivative holdings.

                     American General Life Insurance Company

2.13 Derivatives (continued)

During 2004, there were no hedges discontinued or otherwise no longer qualified as hedges. Any gain or loss resulting from such early terminations would be deferred and amortized into income over the remaining term of the hedged instrument. Were such hedged instrument subsequently extinguished or sold, any related gain or loss deferred from the swap would be recognized immediately into income.

2.14 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                     American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                     American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

     In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's results of operations.

     In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's consolidated financial position or results of operations.

In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's consolidated financial position or results of operations.

                     American General Life Insurance Company

3.   Investments

3.1  Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                             2004          2003         2002
                                          ----------   -----------   ----------
                                                      (In Thousands)
Investment income:
   Fixed maturities                       $3,165,313   $2,983,484    $2,789,590
   Equity securities                           8,070       13,148         2,199
   Mortgage loans on real estate             235,321      240,745       226,329
   Investment real estate                     10,265        8,229        15,303
   Policy loans                               99,421      105,214       102,479
   Other long-term investments                85,650      (35,388)      (69,064)
   Short-term investments                     16,697       18,431        23,078
                                          ----------   ----------    ----------
Gross investment income                    3,620,737    3,333,863     3,089,914
Investment expenses                           63,577       45,177        35,384
                                          ----------   ----------    ----------
Net investment income                     $3,557,160   $3,288,686    $3,054,530
                                          ==========   ==========    ==========

The carrying value of investments that produced no investment income during 2004 was less than 0.3 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2004, 2003 and 2002. During 2004, 2003 and 2002, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                     American General Life Insurance Company

3.2  Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                 2004        2003        2002
                                              ---------   ---------   ---------
                                                        (In Thousands)

Fixed maturities:
   Gross gains                                $ 198,777   $ 357,694   $ 398,239
   Gross losses                                (270,129)   (400,061)   (697,068)
                                              ---------   ---------   ---------
Total fixed maturities                          (71,352)    (42,367)   (298,829)
Equity securities                                 7,041       2,099        (191)
Partnerships                                    (60,101)     (9,424)     (6,145)
Other                                           (33,876)     (7,087)      9,821
                                              ---------   ---------   ---------
Net realized investment losses before tax      (158,288)    (56,779)   (295,344)
Income tax benefit                              (58,523)    (19,873)   (103,370)
                                              ---------   ---------   ---------
Net realized investment losses after tax      $ (99,765)  $ (36,906)  $(191,974)
                                              =========   =========   =========

During 2004, 2003 and 2002, the Company's realized losses included write-downs of $65 million, $274 million and $317 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

                              Less than 12 Months        12 Months or More               Total
                            -----------------------   -----------------------   -----------------------
                                                           (In Thousands)

                               Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
                               Value       Losses        Value       Losses        Value       Losses
                            ----------   ----------   ----------   ----------   ----------   ----------
Fixed maturity securities   $4,902,790    $ 99,579    $1,518,651     $78,317    $6,421,441    $177,896
Equity securities                8,754       2,497           101          23         8,855       2,520
                            ----------    --------    ----------     -------    ----------    --------

   Total                    $4,911,544    $102,076    $1,518,752     $78,340    $6,430,296    $180,416
                            ==========    ========    ==========     =======    ==========    ========

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities (continued)

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2004 and 2003 were as follows:

                                                         Gross        Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                            Cost         Gain         Loss         Value
                                        -----------   ----------   ----------   -----------
                                                           (In Thousands)
December 31, 2004
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $27,206,453   $2,139,206   $ (65,676)   $29,279,983
      Below investment-grade              2,990,210      209,999     (42,729)     3,157,480
   Mortgage-backed securities            12,523,571      347,005     (40,439)    12,830,137
   U.S. government obligations              214,984       31,887        (834)       246,037
   Foreign governments                      411,263       46,495        (207)       457,551
   State and political subdivisions       3,188,957      184,295     (24,610)     3,348,642
   Collateralized bonds                      59,077          160      (2,798)        56,439
   Redeemable preferred stocks               51,712        9,055        (603)        60,164
                                        -----------   ----------   ---------    -----------
Total fixed maturity securities         $46,646,227   $2,968,102   $(177,896)   $49,436,433
                                        ===========   ==========   =========    ===========
Equity securities                       $    48,038   $   24,776   $  (2,520)   $    70,294
                                        ===========   ==========   =========    ===========
Separate account seed money             $    39,758   $    1,735   $      (5)   $    41,488
                                        ===========   ==========   =========    ===========
Investment in ultimate Parent Company   $     8,597   $   44,606   $      --    $    53,203
                                        ===========   ==========   =========    ===========

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities (continued)

                                                         Gross        Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                            Cost         Gain         Loss         Value
                                        -----------   ----------   ----------   -----------
                                                           (In Thousands)
December 31, 2003
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $22,652,679   $1,790,509   $ (81,969)   $24,361,219
      Below investment-grade              4,292,052      240,752    (174,159)     4,358,645
   Mortgage-backed securities            12,549,589      322,479    (109,018)    12,763,050
   U.S. government obligations              285,458       33,931      (1,932)       317,457
   Foreign governments                      336,692       37,805        (255)       374,242
   State and political subdivisions       2,955,362      173,207     (17,100)     3,111,469
   Collateralized bonds                      33,233          306        (489)        33,050
   Redeemable preferred stocks               27,946        2,871        (819)        29,998
                                        -----------   ----------   ---------    -----------
Total fixed maturity securities         $43,133,011   $2,601,860   $(385,741)   $45,349,130
                                        ===========   ==========   =========    ===========
Equity securities                       $    93,182   $   13,866   $  (8,525)   $    98,523
                                        ===========   ==========   =========    ===========
Separate account seed money             $    90,670   $    6,000   $  (5,000)   $    91,670
                                        ===========   ==========   =========    ===========
Investment in ultimate Parent Company   $     8,597   $   45,100   $      --    $    53,697
                                        ===========   ==========   =========    ===========

                     American General Life Insurance Company

3.3  Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31 were as follows:

                                              2004         2003         2002
                                           ----------   ----------   ----------
                                                       (In Thousands)
Gross unrealized gains                     $3,039,219   $2,666,826   $2,513,951
Gross unrealized losses                      (180,421)    (399,266)    (943,681)
DPAC and other fair value adjustments        (635,113)    (544,476)    (456,081)
Deferred federal income taxes                (788,071)    (609,027)    (406,075)
                                           ----------   ----------   ----------
Net unrealized gains on securities         $1,435,614   $1,114,057   $  708,114
                                           ==========   ==========   ==========

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                                                  2004
                                                       -------------------------
                                                        Amortized       Market
                                                           Cost         Value
                                                       -----------   -----------
                                                             (In Thousands)
Fixed maturity securities, excluding mortgage-
   backed securities:
      Due in one year or less                          $   696,275   $   714,466
      Due after one year through five years              4,183,308     4,499,727
      Due after five years through ten years            11,166,777    11,917,222
      Due after ten years                               18,076,296    19,474,881
Mortgage-backed securities                              12,523,571    12,830,137
                                                       -----------   -----------
Total fixed maturity securities                        $46,646,227   $49,436,433
                                                       ===========   ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $28.7 billion, $31.5 billion and $30.5 billion, during 2004, 2003 and 2002, respectively.

At December 31, 2004, $46.9 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     American General Life Insurance Company

3.4  Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2004 and 2003:

                            Outstanding    Percent of      Percent
                               Amount         Total     Nonperforming
                           -------------   ----------   -------------
                           (In Millions)
December 31, 2004
Geographic distribution:
   South Atlantic            $  741            22.3%         0.0%
   Pacific                      572            17.2          0.0
   Mid-Atlantic                 681            20.5          2.1
   East North Central           388            11.7          7.5
   Mountain                     174             5.2          0.0
   West South Central           226             6.8          0.0
   East South Central           246             7.4          0.0
   West North Central           104             3.1         10.4
   New England                  170             5.1          0.0
   Canada                        23             0.7          0.0
Allowance for losses             (0)           (0.0)         0.0
                             ------           -----         ----
Total                        $3,325           100.0%         1.6%
                             ======           =====         ====

Property type:
   Office                    $1,290            38.8%         3.5%
   Retail                       952            28.6          0.0
   Industrial                   419            12.6          0.0
   Apartments                   425            12.8          0.0
   Hotel/motel                   54             1.6         15.4
   Other                        185             5.6          0.0
Allowance for losses             (0)           (0.0)         0.0
                             ------           -----         ----
Total                        $3,325           100.0%         1.6%
                             ======           =====         ====

                     American General Life Insurance Company

3.4  Mortgage Loans on Real Estate (continued)

                            Outstanding    Percent of      Percent
                               Amount         Total     Nonperforming
                           -------------   ----------   -------------
                           (In Millions)
December 31, 2003
Geographic distribution:
   South Atlantic            $  711            24.1%         0.0%
   Pacific                      506            17.1          0.0
   Mid-Atlantic                 506            17.1          0.0
   East North Central           459            15.5          0.0
   Mountain                      70             2.4          0.0
   West South Central           197             6.7          0.0
   East South Central           251             8.5          0.0
   West North Central           121             4.1          0.8
   New England                  139             4.7          0.0
Allowance for losses             (7)           (0.2)         0.0
                             ------           -----
Total                        $2,953           100.0%         0.0%
                             ======           =====

Property type:
   Office                    $1,261            42.7%         0.0%
   Retail                       844            28.5          0.1
   Industrial                   386            13.1          0.0
   Apartments                   312            10.6          0.0
   Hotel/motel                   55             1.9          0.0
   Other                        102             3.4          0.0
Allowance for losses             (7)           (0.2)         0.0
                             ------           -----
Total                        $2,953           100.0%         0.0%
                             ======           =====

Impaired mortgage loans on real estate and related interest income is not material.

                     American General Life Insurance Company

4.   Deferred Policy Acquisition Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                        2004         2003         2002
                                                     ----------   ----------   ----------
                                                                (In Thousands)
Balance at January 1                                 $2,911,767   $2,777,562   $2,752,571
   Capitalization                                       754,087      578,665      460,253
   Accretion of interest/amortization                  (280,898)    (326,641)    (196,028)
   Effect of unrealized gains on securities             (89,827)    (108,572)    (280,942)
   Effect of realized losses (gains) on securities       (2,896)      (9,247)      41,708
                                                     ----------   ----------   ----------
Balance at December 31                               $3,292,233   $2,911,767   $2,777,562
                                                     ==========   ==========   ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period and reduced by $56 million due to improved persistency, offset by a $56 million increase to reflect lower earnings for equity markets.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31, were as follows:

                                                         2004       2003       2002
                                                       --------   --------   --------
                                                               (In Thousands)
Balance at January 1                                   $338,520   $351,600   $312,609
   Deferral of renewal commissions                        3,623      5,274      6,391
   Accretion of interest/amortization                   (30,316)    15,612     (2,300)
   Effect of unrealized (gains) losses on securities     12,725    (33,966)    33,700
   Effect of realized losses on securities                  368         --      1,200
                                                       --------   --------   --------
Balance at December 31                                 $324,920   $338,520   $351,600
                                                       ========   ========   ========

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $21.5 million, $21.0 million, $20.5 million, $19.7 million, and $18.3 million, respectively.

                     American General Life Insurance Company

5.   Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2004 were as follows:

                                                          Return of Net Deposits
                                                           Plus a Minimum Return
                                                          ----------------------
                                                               (In Millions)
Account value                                                  $    43,750
Net amount at risk /(a)/                                             2,199
Average attained age of contract holders                                54
Range of guaranteed minimum return rates                        0.00%-3.00%

/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                                   (In Millions)
                                                                   -------------
Balance at January 1, 2004 /(b)/                                       $ 13
Guaranteed benefits incurred                                              8
Guaranteed benefits paid                                                (11)
                                                                       ----
Balance at December 31, 2004                                           $ 10
                                                                       ====

/(b)/ Included in the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

     . Data used was 1,000 stochastically generated investment performance scenarios.
     .    Mean investment performance assumption was 10%.
     .    Volatility assumption was 16%.
     .    Mortality was assumed to be 70% to 87.5% of the 1983a table.
     .    Lapse rates vary by contract type and duration and range from 5% to
          25%.
     .    The discount rate was 3% to 8%.

                     American General Life Insurance Company

6.   Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                             -------------------
                                                               2004       2003
                                                             --------   --------
                                                                (In Thousands)

Goodwill                                                     $ 39,780   $ 38,973
Computer software, net                                        104,114    121,866
Account receivable from brokers, net                           29,437     84,794
Prepaid expenses                                               36,605     36,869
Property and equipment                                         49,594     61,893
Other                                                          12,740     32,183
                                                             --------   --------
Total other assets                                           $272,270   $376,578
                                                             ========   ========

7.   Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $177.2 million has been paid as of December 31, 2004. The remaining balance is included in Other Liabilities.

8.   Federal Income Taxes

8.1  Tax Liabilities

Income tax liabilities were as follows:

                                                               December 31
                                                        ------------------------
                                                           2004          2003
                                                        ----------   -----------
                                                             (In Thousands)

Current tax receivables                                 $  (98,435)  $  (19,844)
Net deferred tax liabilities                             1,541,342    1,124,026
                                                        ----------   ----------
   Income tax payable                                   $1,442,907   $1,104,182
                                                        ==========   ==========

                     American General Life Insurance Company

8.1  Tax Liabilities (continued)

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                           2004         2003
                                                        ----------   -----------
                                                             (In Thousands)

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                    $  998,567   $  997,483
   Basis differential of investments                       190,550       72,232
   Net unrealized gains on debt and equity
      securities available for sale                        882,992      597,954
   Capitalized EDP                                          26,599       30,702
   Prepaid expenses                                         12,803       12,679
   Other                                                    47,492       58,044
                                                        ----------   ----------
Total deferred tax liabilities                           2,159,003    1,769,094

Deferred tax assets applicable to:
   Policy reserves                                        (584,450)    (639,638)
   Other                                                   (33,211)      (5,430)
                                                        ----------   ----------
Total deferred tax assets                                 (617,661)    (645,068)
                                                        ----------   ----------
Net deferred tax liabilities                            $1,541,342   $1,124,026
                                                        ==========   ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2004, the Company had approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future.If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $134 million. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

                     American General Life Insurance Company

8.2  Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                          2004       2003        2002
                                                        --------   --------   ---------
                                                                 (In Thousands)
Income tax at statutory percentage of GAAP
   pretax income                                        $526,571   $450,865   $ 344,654
Non-conventional fuel source credits                     (96,202)   (93,655)   (101,917)
Dividends received deduction                             (19,828)   (18,632)    (21,641)
State taxes                                               11,823      9,114       7,659
Low income housing & other tax credits                    (6,654)    (6,718)     (6,607)
Other current taxes related to IRS settlements               (27)    (6,700)    (46,237)
Prior year true-ups                                      (16,310)    (3,225)     (1,956)
Non-qualifying and incentive stock option adjustments         --     (2,215)     (3,872)
Other                                                       (661)    (2,279)      2,336
                                                        --------   --------   ---------
Income tax expense                                      $398,712   $326,555   $ 172,419
                                                        ========   ========   =========

                     American General Life Insurance Company

9.   Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                            December 31, 2004        December 31, 2003
                                         -----------------------------------------------
                                         Par Value   Book Value   Par Value   Book Value
                                         ---------   ----------   ---------   ----------
                                                          (In Thousands)
American General Corporation,
   9.375%, due 2008                       $  4,725    $  3,932     $  4,725    $  3,795
American General Corporation,
   Promissory notes, 5.50% due 2004             --          --        2,446       2,446
AGC Life, Promissory notes, 6.75%
   due 2005                                116,000     116,000      116,000     116,000
American General Corporation,
   Promissory notes, 2.78% due 2006        415,000     415,000      415,000     415,000
Castle Trust 2, Asset backed notes,
   5.26%, due 2026                          45,990      46,971           --          --
Castle Trust 2, Asset backed notes,
   8.26%, due 2026                          14,497      16,142           --          --
                                          --------    --------     --------    --------
Total notes receivable from affiliates     596,212     598,045      538,171     537,241
                                          ========    ========     ========    ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $67.5 million, $54.4 million and $52.9 million for such services in 2004, 2003 and 2002, respectively. Accounts payable for such services at December 31, 2004 and 2003 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $337.0 million, $311.4 million and $261.3 million for such services and rent in 2004, 2003 and 2002, respectively. Accounts receivable for rent and services at December 31, 2004 and 2003 were not material.

                     American General Life Insurance Company

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement at December 31, 2004 totaled $295,000. The Company feels the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                     American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and it was agreed that the reserve established under these contracts would not exceed $300 million without the consent of the Department. As of December 31, 2004, the reserves recorded by AIGC, related to these contracts, totaled $121 million. The Company feels the probability of loss under this agreement is remote.

On June 23, 2003, VALIC, a subsidiary of the Company, extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels, LLC ("Highstar"), an indirect wholly owned subsidiary of AIG. The Credit Extension was evidenced by a note dated June 23, 2003 (the "Note"). The Credit Extension was comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank that is not affiliated with VALIC (the "Bank"). Pursuant to the terms of the Guaranty, VALIC guaranteed the obligations of other companies (the "LOC Applicants") to the Bank, which obligations were set forth in reimbursement agreements related to standby letters of credit (the "letters of Credit") issued by the Bank. Highstar as a non-controlling partial indirect ownership interest in the LOC Applicants.

The primary beneficiaries of the Letters of Credit are partially owned by the LOC Applicant. If any beneficiary of a Letter of Credit drew against the Letter of Credit, VALIC may have been required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more than the Guaranteed Amount. Pursuant to the terms of the Note, Highstar was obligated to reimburse the Company for any amounts paid by the Company under the Guaranty. Pursuant to the terms of the Guaranty, the Company had a maximum liability of $12.5 million plus cost of enforcement and collection, if any. Interest on the Note, which accrued at a rate of 12% per annum, and a commitment fee of $0.5 million, were due at maturity. VALIC recognized interest income on the Note of $1.9 million and $2.4 million for the years ended December 31, 2004 and 2003, respectively. The Loan matured and the Commitment expired on June 30, 2004. As of June 30, 2004, VALIC had received from Highstar all amounts due under the Note, and Highstar caused the Guaranty to be released by the Bank on that date.

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38 percent secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

                     American General Life Insurance Company

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

10.  Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

11.  Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to swaps, currency swaps, S&P 500 index options and treasury note and U.S. long bond futures as hedges of certain financial assets and liabilities as follows:

Derivative Instrument               Hedged Item
---------------------               --------------------------------------------
Interest rate and currency swaps    Private placement bonds
S&P index options                   Equity-indexed policy liabilities on certain
                                       universal life and annuity policies
Treasury note and long bond futures Bonds purchased for short-term (trading)
                                       purposes

Hedge effectiveness is established and documented at inception and is reassessed quarterly by comparing notional amounts and contract terms and maturities for agreement and consistency.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC)- traded S&P 500 index options and futures options, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

                     American General Life Insurance Company

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

The difference between amounts paid and received on swap agreements, measured on the basis of fair value of the swaps, is recorded on an accrual basis as an adjustment to net investment income, policyholder interest expense, or other comprehensive income. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

Swap agreements have terms of two to twenty-two years. There were no gains or losses from early swap terminations deferred in 2004.

                     American General Life Insurance Company

11.3 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2004              2003
                                                                       ------------------------------------
                                                                                  (In Millions)
Interest rate swap agreements to receive fixed rate:
       Notional amount                                                    $        57      $        71
       Fair value                                                                   4                6
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                           154               97
      Fair Value                                                                  (38)             (16)
Currency swap agreements (receive U.S. dollars/pay Great Britain pounds):
      Notional amount (in U.S. dollars)                                            20                -
      Fair Value                                                                   (2)               -
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                            53               23
      Fair value                                                                   (8)              (4)
Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
      Notional amount (in U.S. dollars)                                            12               12
      Fair value                                                                   (2)              (1)
Currency swap agreements (receive U.S. dollars/pay LIBOR and
   Euro-based floating rate):
      Notional amount (in U.S. dollars)                                            21               21
      Fair value                                                                   (0)              (5)
Combination interest rate and currency swap agreements (receive U.S.
   dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                           100               21
      Fair value                                                                   (8)              (5)

                     American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as fair value hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to effectively match option purchases to policy liabilities and to assess ongoing effectiveness on a periodic basis. Contracts outstanding at December 31 were as follows:

                                                    2004                               2003
                                        ----------------------------         -----------------------------
                                        Notional         Fair Value          Notional           Fair Value
                                        --------         -----------         --------           ----------
                                                                (In Millions)
Calls:
   One-year (or less) contracts          $   100         $      6             $     29            $    4
   Two-year contracts                         13                1                   --                --


11.5 Futures

The Company purchases and sells short futures options (treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter-end with mark to market adjustments recognized currently in earnings.

12.  Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

                     American General Life Insurance Company

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.



                                                                  2004                             2003
                                                         --------------------------        ----------------------
                                                           Fair           Carrying           Fair       Carrying
                                                          Value            Amount           Value        Amount
                                                         -------         ----------        -------     ----------
                                                                            (In Millions)

Assets
Fixed maturity and equity securities                  $    49,525    $    49,525     $    45,517     $    45,517
Mortgage loans on real estate                               3,532          3,325           3,246           2,954
Policy loans                                                1,777          1,731           1,749           1,706
Short-term investments                                         63             63             112             112
Derivative assets                                              11             11              10              10
Partnerships                                                2,092          2,092           1,896           1,896
Separate account seed money                                    41             41              92              92
Investment in ultimate Parent Company                          53             53              54              54
Notes receivable from affiliates                              598            598             537             537
Securities lending collateral                               9,286          9,286           4,451           4,451
Assets held in separate accounts                           25,537         25,537          22,931          22,931

Liabilities
Investment contracts                                       30,792         33,591          29,176          31,760
Dividend accumulations                                        904            904             901             901
Derivative liabilities                                         58             58              27              27
Securities lending payable                                  9,286          9,286           4,451           4,451
Liabilities related to separate accounts                   25,537         25,537          22,931          22,931

The following methods and assumptions were used to estimate the fair value of financial instruments:

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                     American General Life Insurance Company

Fixed Maturity and Equity Securities (continued)

Fair values for equity securities was based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in Ultimate Parent Company

The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

Assets and Liabilities Related to Separate Accounts

The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair values for derivative assets and liabilities were based upon quoted market prices received from AIG Financial Products Corp, an affiliated financial products company, and independent sources.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                     American General Life Insurance Company

Notes Receivable from Affiliates

Fair values of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                     American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $110.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2004.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2004 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

                     American General Life Insurance Company

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended to extend the commitment termination date to October 28, 2005. The Company has received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. No loans were funded during 2004 or 2003.

Tax credits generated by the production of synthetic fuel are subject to a phase-out provision that gradually reduces tax credits as the annual average wellhead price per barrel of domestic crude oil increases into an inflation-adjusted phase-out range. For 2003 and 2004, the tax credit would have begun to phase-out when the annual average wellhead price per barrel of domestic crude oil exceeded $50.14 per barrel and $51.35 per barrel, respectively. The 2005 phase-out range will be calculated using inflation rates published in 2006 by the Internal Revenue Service. If domestic crude oil prices remain high in 2005, the tax credits and net income generated by the investments may be reduced substantially.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes one risk from the 1996 underwriting year as well.

Net premiums and losses retained by the Company, after retro-cessions to variable quota share reinsurers, are 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). Under the agreement with AGAC, the company remains liable for any credit losses arising from uncollectible amounts from the third party reinsurers, including the Company's 50% pool participant. During 2004 and 2003, the Company recorded charges of $20.7 million and $0 million, respectively, related to such uncollectible amounts. Reinsurance recoverables included in these financial statements related to the workers' compensation business were $ 62.0 million and $ 137.4 million at December 31, 2004 and 2003, respectively. While not included in these financial statements, the Company is contingently liable for losses incurred by its 50% pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

                     American General Life Insurance Company

14.  Reinsurance

Reinsurance transactions for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                                                                Percentage
                                                  Ceded to         Assumed                      of Amount
                                                    Other         From Other                     Assumed
                                   Gross Amount   Companies        Companies    Net Amount       to Net
                                   ------------   ------------    ----------    ------------    ----------
                                                               (In Thousands)
December 31, 2004
Life insurance in force            $410,133,222   $314,611,320    $2,814,650    $ 98,336,552      2.86%
                                   ============   ============    ==========    ============
Premiums:
   Life insurance and annuities       1,898,236        395,625         9,307       1,511,918      0.62%
   Accident and health insurance         25,374          2,999         1,129          23,504      4.80%
                                   ------------   ------------    ----------    ------------
Total premiums                     $  1,923,610   $    398,624    $   10,436    $  1,535,422      0.68%
                                   ============   ============    ==========    ============
December 31, 2003
Life insurance in force            $314,862,729   $211,992,953    $2,628,269    $105,498,045      2.49%
                                   ============   ============    ==========    ============
Premiums:
   Life insurance and annuities       1,758,005        305,828         6,641       1,458,818      0.46%
   Accident and health insurance         24,827         (6,252)       (7,296)         23,783    -30.68%
                                   ------------   ------------    ----------    ------------
Total premiums                     $  1,782,832   $    299,576    $     (655)   $  1,482,601     -0.04%
                                   ============   ============    ==========    ============

December 31, 2002
Life insurance in force            $278,188,433   $170,693,613    $2,407,609    $109,902,429      2.19%
                                   ============   ============    ==========    ============
Premiums:
   Life insurance and annuities       1,760,974        397,686        21,125       1,384,413      1.53%
   Accident and health insurance         25,713            983          (583)         24,147     -2.41%
                                   ------------   ------------    ----------    ------------
Total premiums                     $  1,786,687   $    398,669    $   20,542    $  1,408,560      1.46%
                                   ============   ============    ==========    ============

Reinsurance recoverable on paid losses was approximately $47.5 million, and $47.5 million, at December 31, 2004 and 2003, respectively. Reinsurance recoverable on unpaid losses was approximately $77.7 million, and $150.2 million at December 31, 2004 and 2003, respectively.

                     American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"). The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15.  Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life.

The Company paid $300 million, $0 million and $445 million in dividends on common stock to the Parent Company in 2004, 2003 and 2002, respectively. The Company also paid $680,000 in dividends on preferred stock to the Parent Company in 2004, 2003 and 2002.

On December 31, 2002, the Parent contributed to the Company a 100 percent interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2004, approximately $9.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.3 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                     American General Life Insurance Company

16.  Division Operations

16.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

16.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                               Revenues                Income Before Taxes                 Earnings
                      --------------------------    --------------------------    --------------------------
                       2004      2003      2002      2004      2003      2002      2004      2003      2002
                      ------    ------    ------    ------    ------    ------    ------    ------    ------
                                                           (In Millions)
Retirement Services   $2,531    $2,301    $2,133    $1,116    $  878    $  772    $  774    $  593    $  552
Life Insurance         3,855     3,568     3,235       546       467       508       435       406       452
                      ------    ------    ------    ------    ------    ------    ------    ------    ------
Total divisions        6,386     5,869     5,368     1,662     1,345     1,280     1,209       999     1,004
Realized investment
 gains (losses)         (158)      (57)     (295)     (158)      (57)     (295)     (103)      (37)     (192)
                      ------    ------    ------    ------    ------    ------    ------    ------    ------
Total consolidated    $6,228    $5,812    $5,073    $1,504    $1,288    $  985    $1,106    $  962    $  812
                      ======    ======    ======    ======    ======    ======    ======    ======    ======

                                      F-52

                     American General Life Insurance Company

16.  Division Operations (continued)

16.2 Division Results (continued)

Division balance sheet information was as follows:

                                              Assets           Liabilities
                                        -----------------   -----------------
                                                      December 31
                                        -------------------------------------
                                          2004      2003      2004      2003
                                        -------   -------   -------   -------
                                                    (In Millions)
Retirement Services                     $68,052   $58,738   $63,063   $54,213
Life Insurance                           30,264    27,273    25,083    22,839
                                        -------   -------   -------   -------
Total consolidated                      $98,316   $86,011   $88,146   $77,052
                                        =======   =======   =======   =======

                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (26)

     (2)  Form of Selling Group Agreement. (27)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of the "Platinum Investor(SM) II" Flexible Premium Variable Life Insurance Policy (Policy Form No. 97610). (1)

(e)  Applications.

     (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 100565-2003. (13)

     (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 100566-2003. (13)

     (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. L8992-97 Rev0504. (32)

     (4)  Form of Service Request Form, Form No. L8993 Rev1204. (32)

     (5)  Form of Cash Disbursement Request Form, Form No. AGLC 0109 Rev0103.
          (27)

     (6)  Form of Assignment Form, Form No. AGLC 0205 Rev0103. (27)

     (7) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (27)

     (8)  Form of Name and Address Change Form, Form No. AGLC 0222 Rev0103. (27)

     (9) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (27)

     (10) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (27)

     (11) Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202. (27)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (3) By-laws of American General Life Insurance Company, adopted January 22, 1992. (3)

(g)  Reinsurance Contracts. Inapplicable.

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (1)(b) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

     (1)(c) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General

          Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (30)

     (2)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (2)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (2)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (19)

     (2)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

     (2)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (23)

     (3)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

     (3)(b) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

     (3)(c) Form of Amendment Two to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated September 1, 1999. (34)

     (3)(d) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated October 31, 2003. (34)

     (4)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (4)(b) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (19)

     (5)(a) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated.
          (9)

     (5)(b) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

     (5)(c) Amendment Number 2 to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (6)

     (5)(d) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

     (5)(e) Form of Amendment Nine to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (25)

     (5)(f) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (28)

     (6)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

     (7)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

     (7)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

     (7)(c) Form of Amendment Two to Amended and Restated Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc. and Van Kampen American Capital Asset Management, Inc. (6)

     (7)(d) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (7(e) Form of Amendment Eight to Amended and Restated Participation
          Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (25)

     (7)(f) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (28)

     (8)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

     (8)(b) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

     (8)(c) Form of Amendment to Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (23)

     (9)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (19)

     (10)(a) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (19)

     (10)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust
          II. (31)

     (11)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (19)

     (12)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (19)

     (13)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc.
          (19)

     (14)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

     (14)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company.
          (31)

     (15)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (16)

     (16)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

     (16)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company.
          (31)

     (17)(a) Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust. (20)

     (17)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (33)

     (17)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (23)

     (18)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

     (18)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and American General Life Insurance Company and American Century Investment Management, Inc. (33)

     (19)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (20)(a) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrerd LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

     (20)(b) Form of Amendment One to Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (23)

     (21)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (21)

     (22)(a) Form of Amended and Restated Administrative Services Agreement dated as of April 1, 2004, between American General Life Insurance Company and AIM Advisors, Inc. (33)

     (23)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

     (23)(b) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

     (23)(c) Form of Agreement Addendum between American General Life Insurance Company and The Dreyfus Corporation dated November 17, 1999. (34)

     (23)(d) Form of Amendment Two to Administrative Services Agreement between American General Life Insurance Company and The Dreyfus Corporation, dated January 3, 2000. (34)

     (24)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (31)

     (25)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

     (26)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (19)

     (27)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (19)

     (28)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

     (28)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (22)

     (28)(c) Form of Amendment No. 3 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, dated as of July 30, 2004. (16)

     (29)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (31)

     (30)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (19)

     (31)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (19)

     (32)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (19)

     (33)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company.
          (20)

     (34)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (31)

     (35)(a) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (31)

     (36)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (31)

     (36)(b) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (31)

     (37)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (31)

     (37)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (31)

     (38)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (31)

     (39)(a) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American General Life Insurance Company. (29)

     (40)(a) Form of Administrative Services Agreement by and between Goldman, Sachs & Co. and American General Life Insurance Company. (29)

     (41)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (16)

     (42)(a) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (33)

(i)  Administrative Contracts.

     (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

     (2)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (18)

     (2)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (18)

     (2)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (18)

     (2)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (18)

     (2)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (18)

     (2)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (18)

     (2)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (33)

(j)  Other Material Contracts. None

(k)  Legal Opinion.

     (1) Opinion and Consent of Steven A. Glover, Senior Counsel of American General Life Companies. (6)

     (2) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (24)

(l)  Actuarial Opinion.

     (1) Opinion of Wayne A. Barnard, Senior Vice President & Chief Actuary of American General Life Insurance Company. (6)

     (2) Opinion and Consent of American General Life Insurance Company's actuary. (24)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (33)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(22) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(24) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(25) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(26) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(27) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(28) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(29) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.

(30) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(32) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2004.

(33) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(34) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on June 10, 2004.

Item 27. Directors and Officers of the Depositor

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Rodney O. Martin, Jr.       Director, Chairman of the Board of Directors,
2929 Allen Parkway          President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz              Director and Chairman-Affluent & Corporate Markets
830 Third Avenue            Profit Center
New York, NY 10022

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
David L. Herzog             Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar           Director, President-AIG Life Brokerage Profit Center
750 West Virginia Street    and Chief Executive Officer-AIG Life Brokerage
Milwaukee, WI 53204         Profit Center

Royce G. Imhoff, II         Director, President-Affluent & Corporate Markets
2929 Allen Parkway          Profit Center and Chief Executive Officer-Affluent &
Houston, TX 77019           Corporate Markets Profit Center

Donald P. Kanak, Jr.        Director
70 Pine Street
New York, NY 10270

Richard J. Miller           Director, President-Independent Advisory Network
2929 Allen Parkway          Profit Center and Chief Executive
Houston, TX 77019           Officer-Independent Advisory Group

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

Gary D. Reddick             Director, Chief Administrative Officer and Executive
2929 Allen Parkway          Vice President
Houston, TX 77019

Martin J. Sullivan          Director
70 Pine Street
New York, NY 10270

Christopher J. Swift        Director, Chief Financial Officer and Executive
2929 Allen Parkway          Vice President
Houston, TX 77019

James W. Weakley            Director, President-Worksite Solutions Profit Center
2929 Allen Parkway          and Chief Executive Officer-Worksite Solutions
Houston, TX 77019           Profit Center

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Thomas L. Booker            President-Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson          Chief Information Officer and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Steven D. Anderson          Senior Vice President-Independent Advisory Group
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard        Senior Vice President-Accident & Health
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong          Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
James A. Galli              Senior Vice President
830 Third Avenue
New York, NY 10022

William F. Guterding        Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Laura W. Milazzo            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi            Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele            Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan               Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

Robert W. Chesner           Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727 Allen Parkway
Houston, TX 77019

Donald L. Davis             Vice President
205 E. 10th Street
Amarillo, TX 79101

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Timothy M. Donovan          Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi         Vice President
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger       Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer              Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling              Vice President
2929 Allen Parkway
Houston, Texas 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Craig H. Harrel             Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington         Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison            Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty               Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig              Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby              Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson           Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen          Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Gary J. Kleinman            Vice President
1 Chase Manhattan Place
New York, NY 10005

Charles L. Levy             Vice President
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley               Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers             Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask               Vice President
2727 Allen Parkway
Houston, TX 77019

Gordon S. Massie            Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall            Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland        Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral               Vice President-Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols             Vice President
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne               Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen         Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
John W. Penko               Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Dale W. Sachtleben          Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage              Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather              Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott            Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires              Vice President
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
#1 Franklin Square
Springfield, IL 62713

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Life Insurance Company
-------------------------   ----------------------------------------------------
Alan Vale                   Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss          Vice President
#1 Franklin Square
Springfield, IL 62713

Bridgette Wilson            Vice President
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Set forth below is an organizational chart for AIG filed with the SEC on March 15, 2004 as Exhibit 21 to the Form 10-K. Footnotes to the organizational chart below are located at the end of Item 28. The current organizational chart for AIG can be found as Exhibit 21 in Form 10-K filed in 2005, SEC file number 001-08787.

                               SUBSIDIARIES OF AIG

                                                                                                           % of Voting
                                                                                                            Securities
                                                                                                              Owned by
                                                                                         Jurisdiction of           its
                                                                                           Incorporation     Immediate
                                                                                         or Organization     Parent(2)
                                                                                         ---------------   -----------
American International Group, Inc. (1) ...............................................          Delaware           (3)
   AIG Aviation, Inc. ................................................................           Georgia          100%
   AIG Bulgaria Insurance and Reinsurance Company EAD ................................          Bulgaria          100%
   AIG Capital Corporation ...........................................................          Delaware          100%
      AIG Consumer Finance Group, Inc. ...............................................          Delaware          100%
         AIG Bank Polska S.A .........................................................            Poland        97.23%
         AIG Credit S.A ..............................................................            Poland           80%
         Compania Financiera Argentina S.A ...........................................         Argentina         92.7%
      AIG Global Asset Management Holdings Corp. .....................................          Delaware          100%
         AIG Capital Partners, Inc. ..................................................          Delaware          100%

                               SUBSIDIARIES OF AIG

                                                                                                           % of Voting
                                                                                                            Securities
                                                                                                              Owned by
                                                                                         Jurisdiction of           its
                                                                                           Incorporation     Immediate
                                                                                         or Organization     Parent(2)
                                                                                         ---------------   -----------
         AIG Global Investment Corp. .................................................        New Jersey          100%
         John McStay Investment Counsel, L.P. ........................................             Texas        82.84%
      International Lease Finance Corporation ........................................        California        64.85%(4)
   AIG Claim Services, Inc. ..........................................................          Delaware          100%
   AIG Credit Corp. ..................................................................          Delaware          100%
      A.I. Credit Corp. ..............................................................     New Hampshire          100%
      Imperial Premium Finance, Inc. .................................................        California          100%
      Imperial Premium Finance, Inc. .................................................          Delaware          100%
   AIG Equity Sales Corp. ............................................................          New York          100%
   AIG Federal Savings Bank ..........................................................          Delaware          100%
   AIG Finance Holdings, Inc. ........................................................          New York          100%
       AIG Finance (Hong Kong) Limited ...............................................         Hong Kong          100%
   AIG Financial Advisor Services, Inc. ..............................................          Delaware          100%
       AIG Financial Advisor Services (Europe), S.A. .................................        Luxembourg          100%
   AIG Financial Products Corp. ......................................................          Delaware          100%
      AIG Matched Funding Corp. ......................................................          Delaware          100%
      Banque AIG .....................................................................            France           90%(5)
   AIG Funding, Inc. .................................................................          Delaware          100%
   AIG Global Real Estate Investment Corp. ...........................................          Delaware          100%
   AIG Global Trade & Political Risk Insurance Company ...............................        New Jersey          100%
   A.I.G. Golden Insurance Ltd. ......................................................            Israel        50.01%
   AIG Life Insurance Company ........................................................          Delaware           79%(6)
   AIG Life Insurance Company of Canada ..............................................            Canada          100%
   AIG Life Insurance Company of Puerto Rico .........................................       Puerto Rico          100%
   AIG Marketing, Inc ................................................................          Delaware          100%
   AIG Memsa, Inc. ...................................................................          Delaware          100%
      Tata AIG General Insurance Company Limited .....................................             India           26%
   AIG Private Bank Ltd. .............................................................       Switzerland          100%
   AIG Retirement Services, Inc. .....................................................          Delaware          100%(7)
      SunAmerica Life Insurance Company ..............................................           Arizona          100%
         SunAmerica Investments, Inc. ................................................           Georgia           70%(8)
            AIG Advisor Group, Inc. ..................................................          Maryland          100%
               Advantage Capital Corporation .........................................          New York          100%
               FSC Securities Corporation ............................................          Delaware          100%
               Sentra Securities Corporation .........................................        California          100%
               Spelman & Co., Inc. ...................................................        California          100%
               SunAmerica Securities, Inc. ...........................................          Delaware          100%
            AIG SunAmerica Life Assurance Company ....................................           Arizona          100%(9)
            Saamsun Holdings Corp. ...................................................          Delaware          100%
               SAM Holdings Corporation ..............................................        California          100%
                  AIG SunAmerica Asset Management Corp. ..............................          Delaware          100%
                  AIG SunAmerica Capital Services, Inc. ..............................          Delaware          100%
               Sun Royal Holdings Corporation ........................................        California          100%
      Royal Alliance Associates, Inc. ................................................          Delaware          100%
   First SunAmerica Life Insurance Company ...........................................          New York          100%
AIG Risk Management, Inc. ............................................................          New York          100%
AIG Technologies, Inc. ...............................................................     New Hampshire          100%

                               SUBSIDIARIES OF AIG

                                                                                                           % of Voting
                                                                                                            Securities
                                                                                                              Owned by
                                                                                         Jurisdiction of           its
                                                                                           Incorporation     Immediate
                                                                                         or Organization     Parent(2)
                                                                                         ---------------   -----------
AIGTI, Inc. ..........................................................................          Delaware          100%
AIG Trading Group Inc. ...............................................................          Delaware          100%
   AIG International, Inc. ...........................................................          Delaware          100%
AIU Insurance Company ................................................................          New York           52%(10)
AIU North America, Inc. ..............................................................          New York          100%
American General Corporation .........................................................             Texas          100%
   American General Bancassurance Services, Inc. .....................................          Illinois          100%
   AGC Life Insurance Company ........................................................          Missouri          100%
      AIG Assurance Canada ...........................................................            Canada          100%(11)
      AIG Life of Bermuda, Ltd. ......................................................           Bermuda          100%
      American General Life and Accident Insurance Company ...........................         Tennessee          100%
      American General Life Insurance Company ........................................             Texas          100%
         American General Annuity Service Corporation ................................             Texas          100%
         AIG Enterprise Services, LLC ................................................          Delaware          100%
         American General Equity Services Corporation ................................          Delaware          100%
         American General Life Companies, LLC ........................................          Delaware          100%
         The Variable Annuity Life Insurance Company .................................             Texas          100%
            VALIC Retirement Services Company ........................................             Texas          100%
            VALIC Trust Company ......................................................             Texas          100%
      American General Property Insurance Company ....................................         Tennessee        51.85%(12)
         American General Property Insurance Company of Florida ......................           Florida          100%
      AIG Annuity Insurance Company ..................................................             Texas          100%
      The United States Life Insurance Company in the City of New York ...............          New York          100%
   American General Finance, Inc. ....................................................           Indiana          100%
      AGF Investment Corp. ...........................................................           Indiana          100%
      American General Auto Finance, Inc. ............................................          Delaware          100%
      American General Finance Corporation ...........................................           Indiana          100%
         Crossroads Mortgage, Inc. ...................................................         Tennessee          100%
         ENM, Inc. ...................................................................         Tennessee          100%
         MorEquity, Inc. .............................................................            Nevada          100%
            Wilmington Finance, Inc. .................................................          Delaware          100%
         Merit Life Insurance Co. ....................................................           Indiana          100%
         Yosemite Insurance Company ..................................................           Indiana          100%
            CommoLoCo, Inc. ..........................................................       Puerto Rico          100%
         American General Financial Services of Alabama, Inc. ........................           Alabama          100%
         HSA Residential Mortgage Services of Texas, Inc. ............................          Delaware          100%
      American General Investment Management Corporation .............................          Delaware          100%
      American General Realty Investment Corporation .................................             Texas          100%
      American General Assurance Company .............................................          Illinois          100%
            American General Indemnity Company .......................................          Illinois          100%
            USLIFE Credit Life Insurance Company of Arizona ..........................           Arizona          100%
         Knickerbocker Corporation ...................................................             Texas          100%
American Home Assurance Company ......................................................          New York          100%
   AIG Hawaii Insurance Company, Inc. ................................................            Hawaii          100%
      American Pacific Insurance Company, Inc. .......................................            Hawaii          100%
   American International Insurance Company ..........................................          New York          100%
      American International Insurance Company of California, Inc. ...................        California          100%

                               SUBSIDIARIES OF AIG

                                                                                                           % of Voting
                                                                                                            Securities
                                                                                                              Owned by
                                                                                         Jurisdiction of           its
                                                                                           Incorporation     Immediate
                                                                                         or Organization     Parent(2)
                                                                                         ---------------   -----------
      American International Insurance Company of New Jersey .........................        New Jersey          100%
      Minnesota Insurance Company ....................................................         Minnesota          100%
      American International Realty Corp. ............................................          Delaware         31.5%(13)
      Pine Street Real Estate Holdings Corp. .........................................     New Hampshire        31.47%(13)
      Transatlantic Holdings, Inc. ...................................................          Delaware        33.61%(14)
         Transatlantic Reinsurance Company ...........................................          New York          100%
            Putnam Reinsurance Company ...............................................          New York          100%
            Trans Re Zurich ..........................................................       Switzerland          100%
American International Insurance Company of Delaware .................................          Delaware          100%
American International Life Assurance Company of New York ............................          New York        77.52%(15)
American International Reinsurance Company, Ltd. .....................................           Bermuda          100%
   AIG Edison Life Insurance Company .................................................             Japan           90%(16)
   American International Assurance Company, Limited .................................         Hong Kong          100%
      American International Assurance Company (Australia) Limited ...................         Australia          100%
   American International Assurance Company (Bermuda) Limited ........................           Bermuda          100%
      American International Assurance Co. (Vietnam) Limited .........................           Vietnam          100%
      Tata AIG Life Insurance Company Limited ........................................             India           26%
   Nan Shan Life Insurance Company, Ltd. .............................................            Taiwan           95%
American International Underwriters Corporation ......................................          New York          100%
American International Underwriters Overseas, Ltd. ...................................           Bermuda          100%
   AIG Europe (Ireland) Limited ......................................................           Ireland          100%
   AIG Europe (U.K.) Limited .........................................................           England          100%
   AIG Brasil Companhia de Seguros ...................................................            Brazil           50%
   Universal Insurance Co., Ltd. .....................................................          Thailand          100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ...........................         Guatemala          100%
   American International Insurance Company of Puerto Rico ...........................       Puerto Rico          100%
   A.I.G. Colombia Seguros Generales S.A. ............................................          Colombia          100%
   American International Underwriters GmBH ..........................................           Germany          100%
   Underwriters Adjustment Company, Inc. .............................................            Panama          100%
   American Life Insurance Company ...................................................          Delaware          100%
      AIG Life (Bulgaria) Z.D. A.D ...................................................          Bulgaria          100%
      ALICO, S.A .....................................................................            France          100%
      American Life Insurance Company (Kenya) Limited ................................             Kenya        66.67%
      Pharaonic American Life Insurance Company ......................................             Egypt        71.63%
   AIG Life Insurance Company (Switzerland) Ltd. .....................................       Switzerland          100%
   American Security Life Insurance Company, Ltd. ....................................      Lichtenstein          100%
   Birmingham Fire Insurance Company of Pennsylvania .................................      Pennsylvania          100%
   China America Insurance Company, Ltd. .............................................          Delaware           50%
   Commerce and Industry Insurance Company ...........................................          New York          100%
   Commerce and Industry Insurance Company of Canada .................................           Ontario          100%
   Delaware American Life Insurance Company ..........................................          Delaware          100%
   Hawaii Insurance Consultants, Ltd. ................................................            Hawaii          100%
   HSB Group, Inc. ...................................................................          Delaware          100%
      The Hartford Steam Boiler Inspection and Insurance Company .....................       Connecticut          100%
         The Allen Insurance Company, Ltd. ...........................................           Bermuda          100%
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut ...       Connecticut          100%
         HSB Engineering Insurance Limited ...........................................           England          100%

                              SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                             Owned by
                                                                                        Jurisdiction of           its
                                                                                          Incorporation     Immediate
                                                                                        or Organization     Parent(2)
                                                                                        ---------------   -----------
            The Boiler Inspection and Insurance Company of Canada ....................           Canada           100%
   The Insurance Company of the State of Pennsylvania ................................     Pennsylvania           100%
   Landmark Insurance Company ........................................................       California           100%
   Mt. Mansfield Company, Inc. .......................................................          Vermont           100%
National Union Fire Insurance Company of Pittsburgh, Pa ..............................     Pennsylvania           100%
   American International Specialty Lines Insurance Company ..........................           Alaska            70%(17)
   Lexington Insurance Company .......................................................         Delaware            70%(17)
      GE Property & Casualty Insurance Company .......................................     Pennsylvania           100%
         GE Casualty Insurance Company ...............................................     Pennsylvania           100%
            GE Indemnity Insurance Company ...........................................     Pennsylvania           100%
         GE Auto & Home Assurance Company ............................................     Pennsylvania           100%
         Bayside Casualty Insurance Company ..........................................       New Jersey           100%
      JI Accident & Fire Insurance Co. Ltd. ..........................................            Japan            50%
   National Union Fire Insurance Company of Louisiana ................................        Louisiana           100%
   National Union Fire Insurance Company of Vermont ..................................          Vermont           100%
   21st Century Insurance Group ......................................................       California         33.03%(18)
      21st Century Insurance Company .................................................       California           100%
      21st Century Casualty Company ..................................................       California           100%
      21st Century Insurance Company of Arizona ......................................          Arizona           100%
   Starr Excess Liability Insurance Company, Ltd. ....................................         Delaware           100%
      Starr Excess Liability Insurance International Ltd. ............................          Ireland           100%
NHIG Holding Corp. ...................................................................         Delaware           100%
   Audubon Insurance Company .........................................................        Louisiana           100%
      Audubon Indemnity Company ......................................................      Mississippi           100%
      Agency Management Corporation ..................................................        Louisiana           100%
         The Gulf Agency, Inc. .......................................................          Alabama           100%
   New Hampshire Insurance Company ...................................................     Pennsylvania           100%
      AIG Europe, S.A ................................................................           France           (19)
      AI Network Corporation .........................................................         Delaware           100%
      American International Pacific Insurance Company ...............................         Colorado           100%
      American International South Insurance Company .................................     Pennsylvania           100%
      Granite State Insurance Company ................................................     Pennsylvania           100%
      New Hampshire Indemnity Company, Inc. ..........................................     Pennsylvania           100%
      AIG National Insurance Company, Inc. ...........................................         New York           100%
      Illinois National Insurance Co. ................................................         Illinois           100%
      New Hampshire Insurance Services, Inc. .........................................    New Hampshire           100%
   AIG Star Life Insurance Co., Ltd ..................................................            Japan           100%
Pharaonic Insurance Company, S.A.E ...................................................            Egypt         89.98%
The Philippine American Life and General Insurance Company ...........................      Philippines         99.78%
   Pacific Union Assurance Company ...................................................       California           100%
   Philam Equitable Life Assurance Company, Inc. .....................................      Philippines         95.31%
   The Philippine American General Insurance Company, Inc. ...........................      Philippines           100%
      Philam Insurance Company, Inc. .................................................      Philippines           100%
Risk Specialist Companies, Inc. ......................................................         Delaware           100%
United Guaranty Corporation ..........................................................   North Carolina         36.3l%(20)
   United Guaranty Insurance Company .................................................   North Carolina           100%
   United Guaranty Mortgage Insurance Company ........................................   North Carolina           100%

                              SUBSIDIARIES OF AIG

                                                                                                           % of Voting
                                                                                                            Securities
                                                                                                              Owned by
                                                                                         Jurisdiction of           its
                                                                                           Incorporation     Immediate
                                                                                         or Organization     Parent(2)
                                                                                         ---------------   -----------
   United Guaranty Mortgage Insurance Company of North Carolina ......................    North Carolina          100%
   United Guaranty Partners Insurance Company ........................................           Vermont           80%
   United Guaranty Residential Insurance Company of North Carolina ...................    North Carolina          100%
   United Guaranty Residential Insurance Company .....................................    North Carolina        75.03%(21)
      United Guaranty Commercial Insurance Company of North Carolina .................    North Carolina          100%
      United Guaranty Mortgage Indemnity Company .....................................    North Carolina          100%
      United Guaranty Credit Insurance Company .......................................    North Carolina          100%
   United Guaranty Services, Inc. ....................................................    North Carolina          100%

----------
(1) All subsidiaries listed are consolidated in the financial statements of AIG filed in its Form 10-K in 2004, SEC file number 001-08787. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Equity Services Corporation
-------------------------   ----------------------------------------------------
Rodney O. Martin, Jr.       Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire             Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

Gary D. Reddick             Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller           President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Equity Services Corporation
-------------------------   ----------------------------------------------------
Robert F. Herbert, Jr.      Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez         Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson          Vice President, Chief Compliance Officer and
2727 Allen Parkway          Anti-Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski      Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson           Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming             Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore            Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address       American General Equity Services Corporation
-------------------------   ----------------------------------------------------
T. Clay Spires              Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                                     Net          Compensation on
                                 Underwriting    Events Occasioning
                                Discounts and    the Deduction of a    Brokerage        Other
Name of Principal Underwriter    Commissions    Deferred Sales Load   Commissions   Compensation
-----------------------------   -------------   -------------------   -----------   ------------
American General Equity
Services Corporation                  0                  0                 0              0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 29th day of April, 2005.

                                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                                     SEPARATE ACCOUNT VL-R
                                     (Registrant)

                                  BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                      (On behalf of the Registrant and itself)


                                  BY: ROBERT F. HERBERT, JR.
                                      ------------------------------------------
                                      ROBERT F. HERBERT, JR.
                                      SENIOR VICE PRESIDENT, TREASURER
                                         AND CONTROLLER

[SEAL]


ATTEST: LAUREN W. JONES
        ----------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                 Date
---------                        -----                 -----


RODNEY O. MARTIN, JR.            Director, Chairman,   April 29, 2005
------------------------------   President and Chief
RODNEY O. MARTIN, JR.            Executive Officer


CHRISTOPHER J. SWIFT             Director and Chief    April 29, 2005
------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF              Director              April 29, 2005
------------------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ                   Director              April 29, 2005
------------------------------
DAVID J. DIETZ


DAVID L. HERZOG                  Director              April 29, 2005
------------------------------
DAVID L. HERZOG


RICHARD A. HOLLAR                Director              April 29, 2005
------------------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II               Director              April 29, 2005
------------------------------
ROYCE G. IMHOFF II


DONALD P. KANAK, JR.             Director              April 29, 2005
------------------------------
DONALD P. KANAK, JR.

Signature                        Title                 Date
---------                        -----                 ----


RICHARD J. MILLER                Director              April 29, 2005
------------------------------
RICHARD J. MILLER


ERNEST T. PATRIKIS               Director              April 29, 2005
------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                  Director              April 29, 2005
------------------------------
GARY D. REDDICK


MARTIN J. SULLIVAN               Director              April 29, 2005
------------------------------
MARTIN J. SULLIVAN


JAMES W. WEAKLEY                 Director              April 29, 2005
------------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

(n)(1) Consent of Independent Registered Public Accounting Firm,
       PricewaterhouseCoopers LLP.

                                        E-1